SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]

Pre-Effective Amendment No.                                            [ ]
                               -----

Post-Effective Amendment No.    34     (File No. 33-30770)             [X]
                              ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)      [ ]

Amendment No.   38       (File No. 811-5897)                           [X]
              ------


AXP MARKET ADVANTAGE SERIES, INC.
50606 AXP Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 Marquette Avenue South, Suite 2810,
Minneapolis, MN 55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on April 1, 2005 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         AXP(R) Portfolio Builder Series

                      - AXP(R) Portfolio Builder Conservative Fund

                      - AXP(R) Portfolio Builder Moderate Conservative Fund

                      - AXP(R) Portfolio Builder Moderate Fund

                      - AXP(R) Portfolio Builder Moderate Aggressive Fund

                      - AXP(R) Portfolio Builder Aggressive Fund

                      - AXP(R) Portfolio Builder Total Equity Fund

Prospectus
April 1, 2005

This prospectus describes six funds, each of which invests in other American Express Funds. The goal of each fund is the highest level of total return that is consistent with an acceptable level of risk.

Please note that each Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                   (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                                                      3p

Goal                                                                          3p

Principal Investment Strategies                                               4p

Principal Risks                                                               5p

Past Performance                                                              6p

Fees and Expenses                                                             7p

Investment Manager                                                           15p


Other Securities and Investment Strategies                                   16p

Buying and Selling Shares                                                    16p


Valuing Fund Shares                                                          16p

Investment Options                                                           16p

Purchasing Shares                                                            17p


Transactions Through Third Parties                                           19p


Sales Charges                                                                19p

Exchanging/Selling Shares                                                    22p


Distributions and Taxes                                                      25p

Financial Highlights                                                         26p

Appendix A: Underlying Funds -- Investment Goals and Strategies              38p

Appendix B: Underlying Funds -- Risks                                        46p

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated.


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2p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

The Fund

GOAL

The goal of each Fund is the highest level of total return that is consistent with an acceptable level of risk. The following paragraphs compare the Funds' levels of risk and return relative to one another.

   AXP Portfolio Builder Conservative Fund is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk. The Fund invests primarily in fixed income securities and may be most appropriate for investors with a shorter investment horizon.

   AXP Portfolio Builder Moderate Conservative Fund is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk. The Fund invests primarily in fixed income securities and also invests a moderate amount in equity securities. The Fund may be most appropriate for investors with a short-to-intermediate investment horizon.

   AXP Portfolio Builder Moderate Fund is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk. The Fund invests in a balance of fixed income and equity securities and may be most appropriate for investors with an intermediate investment horizon.

   AXP Portfolio Builder Moderate Aggressive Fund is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk. The Fund invests primarily in equity securities and also invests a moderate amount in fixed income securities. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

   AXP Portfolio Builder Aggressive Fund is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. The Fund invests primarily in equity securities and also invests a small amount in fixed income securities. The Fund may be most appropriate for investors with a longer investment horizon.

   AXP Portfolio Builder Total Equity Fund is designed for investors seeking the highest level of total return that is consistent with a very aggressive level of risk. The Fund invests primarily in equity securities and may be most appropriate for investors with a long-term investment horizon.

Because any investment involves risk, achieving a Fund's goal cannot be guaranteed.


AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund are singularly and collectively, where context requires, referred to as either the Fund or the Funds. The funds in which the Funds invest are referred to as the underlying funds.


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3p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES


The Funds are intended for investors who prefer to have their asset allocation and fund selection decisions managed by professional money managers. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which American Express Financial Corporation
(AEFC) or an affiliate acts as investment manager or principal underwriter. AEFC is the investment manager for each of the Funds. By investing in several different underlying funds, the Funds seek to diversify asset categories and management styles in order to minimize the risks inherent in investing in a single fund.


Each Fund's recommended portfolio is created by AEFC using the following allocation process.


Asset Classes: The Capital Markets Committee, a group of AEFC investment professionals, provides initial guidance with respect to strategic asset allocation among the three main asset classes: equity, fixed income and cash.

The Asset Allocation Committee, comprised of three members of the portfolio management team, next determines what percentage of each Fund's assets should be invested in these three asset classes.

The mix of asset classes provides the first level of diversification for each Fund. Under normal market conditions, the following table shows the ranges within which the Asset Allocation Committee will make recommendations. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges.

                                                                                           Asset Class Ranges
Fund                                                                           Equity         Fixed Income          Cash
Conservative Fund                                                              15-25%            65-75%            5-15%
Moderate Conservative Fund                                                     30-40%            55-65%            0-10%
Moderate Fund                                                                  45-55%            45-55%             0-5%
Moderate Aggressive Fund                                                       60-70%            30-40%             0-5%
Aggressive Fund                                                                75-85%            15-25%             0-5%
Total Equity Fund                                                             95-100%                0%             0-5%


The next step in the process is to determine allocation among investment categories within each asset class. This process provides the second level of diversification. Equity and fixed income investment categories follow:


o Within the equity allocation, the Asset Allocation Committee seeks to diversify by style (growth, value and core/blend), market capitalization (large, mid, and small cap), and geographic location (both domestic and international). The equity allocation may also include exposure to real estate securities.

o Within the fixed income allocation, the Asset Allocation Committee seeks to diversify by including varying levels of interest rate, term, duration and credit exposure.

Underlying Funds: The Fund Selection Committee, comprised of the full portfolio management team, then selects the underlying funds to represent each investment category. The selection process provides the third level of diversification within both equity and fixed income allocations. The selection of underlying funds is based primarily on the Fund Selection Committee's assessment of what mix of general risk and return characteristics will meet each Fund's goal. When selecting underlying funds, the Fund Selection Committee considers historical performance, risk/return characteristics, and manager tenure. A description of the underlying funds' investment goals and strategies is included in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B.

The Fund Selection Committee monitors the underlying fund selections to ensure that they meet the asset class and investment category allocations over time, and may periodically rebalance each Fund's investments in the underlying funds to bring the Funds back within their target ranges. AEFC, without seeking approval from shareholders, may modify the underlying fund allocations in the Funds or, subject to approval of the Board of Directors, may modify the range of asset class allocations.


A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes. AEFC seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because AEFC earns different fees from the underlying funds, in determining the allocation of the Funds among the underlying funds, AEFC may have an economic conflict of interest. AEFC will report to the Fund's Board of Directors on the steps it has taken to manage any potential conflicts.

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4p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Unusual Market Conditions


During unusual market conditions, a Fund may invest more of its assets in money market funds or securities than during normal market conditions. Although investing in these securities would primarily be intended to avoid losses, this type of investing also could prevent a Fund from achieving its investment objective. During these unusual market conditions, AEFC may make frequent securities trades that could result in adverse tax consequences.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include:

   Allocation Risk

   Market Risk

   Interest Rate Risk

   Issuer Risk

   Diversification Risk

   Affiliated Fund Risk

Allocation Risk

The risk that AEFC's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities, including underlying funds, may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices: when interest rates rise, bond prices fall and the risk is most likely to affect fixed income underlying funds. In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk

An issuer may perform poorly, which could negatively affect the value of its stocks or bonds. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors. Issuer risk may affect the value of an underlying fund.

Diversification Risk

Although most of the underlying funds are diversified funds, because the Fund invests in a limited number of funds, it is considered a non-diversified fund. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because of the limited number of underlying funds, each investment has a greater effect on the Fund's performance and it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund.

Affiliated Fund Risk

The risk that AEFC may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, AEFC is a fiduciary to the Funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

In addition to the principal risks noted above, the Fund is subject to the risks of the underlying funds in which it invests. These risks are discussed in more detail under Appendix B.

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5p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

PAST PERFORMANCE


The bar chart and past performance table are not presented because each Fund has not had a full calendar year of operation. The Funds began operations on March 4, 2004.

Conservative Fund intends to compare its performance to Lehman Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 80% Lehman Brothers Aggregate Bond Index, 16% Russell 3000 Index and 4% MSCI EAFE Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade fixed-income securities. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees. The indexes are generally considered representative of the markets in which the Fund indirectly invests. However, the securities used to create the indexes may not be representative of the securities held in the underlying funds.

Moderate Conservative Fund intends to compare its performance to Lehman Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 65% Lehman Brothers Aggregate Bond Index, 28% Russell 3000 Index and 7% MSCI EAFE Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade fixed-income securities. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees. The indexes are generally considered representative of the markets in which the Fund indirectly invests. However, the securities used to create the indexes may not be representative of the securities held in the underlying funds.

Moderate Fund intends to compare its performance to Lehman Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 50% Lehman Brothers Aggregate Bond Index, 40% Russell 3000 Index and 10%
MSCI EAFE Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade fixed-income securities. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The index is generally considered representative of the markets in which the Fund indirectly invests. However, the securities used to create the index may not be representative of the securities held in the underlying funds.

Moderate Aggressive Fund intends to compare its performance to Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended Index, consisting of 35% Lehman Brothers Aggregate Bond Index, 52% Russell 3000 Index and 13% MSCI EAFE Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade fixed-income securities. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The index is generally considered representative of the markets in which the Fund indirectly invests. However, the securities used to create the index may not be representative of the securities held in the underlying funds.

Aggressive Fund intends to compare its performance to Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended Index, consisting of 20% Lehman Brothers Aggregate Bond Index, 64% Russell 3000 Index and 16%
MSCI EAFE Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade fixed-income securities. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The index is generally considered representative of the markets in which the Fund indirectly invests. However, the securities used to create the index may not be representative of the securities held in the underlying funds.

Total Equity Fund intends to compare its performance to Russell 3000 Index, as well as to a Blended Index, consisting of 80% Russell 3000 Index and 20% MSCI EAFE Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The index is generally considered representative of the markets in which the Fund indirectly invests. However, the securities used to create the index may not be representative of the securities held in the underlying funds.


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6p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of a Fund. By investing in a Fund, you will incur not only the expenses of the Fund, but also a proportionate share of the expenses of the underlying funds held by the Fund. Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees and pay only a nominal transfer agency fee. Class I shares are available exclusively to certain institutional investors. You may invest in the underlying funds directly.

Conservative Fund

Shareholder Fees (fees paid directly from your investment)
                                                                     Class A     Class B     Class C      Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                  4.75%        none        none         none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none(b)       5%         1%(c)        none

Annual Fund Operating Expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                                 Class A   Class B   Class C   Class Y
Management fees                                                               0.08%     0.08%     0.08%     0.08%
Distribution (12b-1) fees                                                     0.25%     1.00%     1.00%     0.00%
Other expenses(e)                                                             0.59%     0.60%     0.60%     0.68%
Total Fund expenses                                                           0.92%     1.68%     1.68%     0.76%
Fee waiver/expense reimbursement                                              0.33%     0.31%     0.31%     0.34%
Net Fund expenses                                                             0.59%     1.37%     1.37%     0.42%
Total estimated indirect expenses of the underlying funds(f),(g)              0.69%     0.69%     0.69%     0.69%
Total Fund and underlying fund expenses(g)                                    1.28%     2.06%     2.06%     1.11%


(a) This charge may be reduced depending on the value of your total investments in American Express Funds.

(b) For Class A purchase over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2006, and these waivers and absorptions will not be reimbursed by the Funds. Under this agreement, total expenses will not exceed: 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.


(e) Other expenses include a 0.10% shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.

(f) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations and underlying funds, is as shown.


(g) AEFC has agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.67% for all classes. The "Total fund and underlying fund expenses" is 1.26% for Class A; 2.04% for Class B; 2.04% for Class C and 1.09% for Class Y.


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7p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Moderate Conservative Fund

Shareholder Fees (fees paid directly from your investment)
                                                                     Class A     Class B     Class C      Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                  4.75%        none        none         none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none(b)       5%         1%(c)        none

Annual Fund Operating Expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                                 Class A   Class B   Class C   Class Y
Management fees                                                               0.08%     0.08%     0.08%     0.08%
Distribution (12b-1) fees                                                     0.25%     1.00%     1.00%     0.00%
Other expenses(e)                                                             0.39%     0.41%     0.44%     0.49%
Total Fund expenses                                                           0.72%     1.49%     1.52%     0.57%
Fee waiver/expense reimbursement                                              0.13%     0.12%     0.15%     0.15%
Net Fund expenses                                                             0.59%     1.37%     1.37%     0.42%
Total estimated indirect expenses of the underlying funds(f),(g)              0.77%     0.77%     0.77%     0.77%
Total Fund and underlying fund expenses(g)                                    1.36%     2.14%     2.14%     1.19%


(a) This charge may be reduced depending on the value of your total investments in American Express Funds.

(b) For Class A purchase over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2006, and these waivers and absorptions will not be reimbursed by the Funds. Under this agreement, total expenses will not exceed: 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.


(e) Other expenses include a 0.10% shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.

(f) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations and underlying funds, is as shown.


(g) AEFC has agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.75% for all classes. The "Total fund and underlying fund expenses" is 1.34% for Class A; 2.12% for Class B; 2.12% for Class C and 1.17% for Class Y.


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8p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Moderate Fund

Shareholder Fees (fees paid directly from your investment)
                                                                     Class A     Class B     Class C      Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                  5.75%        none        none         none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none(b)       5%         1%(c)        none

Annual Fund Operating Expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                                 Class A   Class B   Class C   Class Y
Management fees                                                               0.08%     0.08%     0.08%     0.08%
Distribution (12b-1) fees                                                     0.25%     1.00%     1.00%     0.00%
Other expenses(e)                                                             0.30%     0.31%     0.32%     0.39%
Total Fund expenses                                                           0.63%     1.39%     1.40%     0.47%
Fee waiver/expense reimbursement                                              0.04%     0.02%     0.03%     0.05%
Net Fund expenses                                                             0.59%     1.37%     1.37%     0.42%
Total estimated indirect expenses of the underlying funds(f),(g)              0.82%     0.82%     0.82%     0.82%
Total Fund and underlying fund expenses(g)                                    1.41%     2.19%     2.19%     1.24%


(a) This charge may be reduced depending on the value of your total investments in American Express Funds.

(b) For Class A purchase over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2006, and these waivers and absorptions will not be reimbursed by the Funds. Under this agreement, total expenses will not exceed: 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.


(e) Other expenses include a 0.10% shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.

(f) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations and underlying funds, is as shown.


(g) AEFC has agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.80% for all classes. The "Total fund and underlying fund expenses" is 1.39% for Class A; 2.17% for Class B; 2.17% for Class C and 1.22% for Class Y.


--------------------------------------------------------------------------------
9p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Moderate Aggressive Fund

Shareholder Fees (fees paid directly from your investment)
                                                                     Class A     Class B     Class C      Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                  5.75%        none        none         none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none(b)       5%         1%(c)        none

Annual Fund Operating Expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                                 Class A   Class B   Class C   Class Y
Management fees                                                               0.08%     0.08%     0.08%     0.08%
Distribution (12b-1) fees                                                     0.25%     1.00%     1.00%     0.00%
Other expenses(e)                                                             0.32%     0.34%     0.33%     0.40%
Total Fund expenses                                                           0.65%     1.42%     1.41%     0.48%
Fee waiver/expense reimbursement                                              0.06%     0.05%     0.04%     0.06%
Net Fund expenses                                                             0.59%     1.37%     1.37%     0.42%
Total estimated indirect expenses of the underlying funds(f),(g)              0.86%     0.86%     0.86%     0.86%
Total Fund and underlying fund expenses(g)                                    1.45%     2.23%     2.23%     1.28%


(a) This charge may be reduced depending on the value of your total investments in American Express Funds.

(b) For Class A purchase over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2006, and these waivers and absorptions will not be reimbursed by the Funds. Under this agreement, total expenses will not exceed: 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.


(e) Other expenses include a 0.10% shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.

(f) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations and underlying funds, is as shown.


(g) AEFC has agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.83% for all classes. The "Total fund and underlying fund expenses" is 1.42% for Class A; 2.20% for Class B; 2.20% for Class C and 1.25% for Class Y.


--------------------------------------------------------------------------------
10p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Aggressive Fund

Shareholder Fees (fees paid directly from your investment)
                                                                     Class A     Class B     Class C      Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                  5.75%        none        none         none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none(b)       5%         1%(c)        none

Annual Fund Operating Expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                                 Class A   Class B   Class C   Class Y
Management fees                                                               0.08%     0.08%     0.08%     0.08%
Distribution (12b-1) fees                                                     0.25%     1.00%     1.00%     0.00%
Other expenses(e)                                                             0.45%     0.46%     0.47%     0.53%
Total Fund expenses                                                           0.78%     1.54%     1.55%     0.61%
Fee waiver/expense reimbursement                                              0.19%     0.17%     0.18%     0.19%
Net Fund expenses                                                             0.59%     1.37%     1.37%     0.42%
Total estimated indirect expenses of the underlying funds(f),(g)              0.88%     0.88%     0.88%     0.88%
Total Fund and underlying fund expenses(g)                                    1.47%     2.25%     2.25%     1.30%


(a) This charge may be reduced depending on the value of your total investments in American Express Funds.

(b) For Class A purchase over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2006, and these waivers and absorptions will not be reimbursed by the Funds. Under this agreement, total expenses will not exceed: 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.


(e) Other expenses include a 0.10% shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.

(f) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations and underlying funds, is as shown.


(g) AEFC has agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.86% for all classes. The "Total fund and underlying fund expenses" is 1.45% for Class A; 2.23% for Class B; 2.23% for Class C and 1.28% for Class Y.


--------------------------------------------------------------------------------
11p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Total Equity Fund

Shareholder Fees (fees paid directly from your investment)
                                                                     Class A     Class B     Class C      Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                  5.75%        none        none         none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none(b)       5%         1%(c)        none

Annual Fund Operating Expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                                 Class A   Class B   Class C   Class Y
Management fees                                                               0.08%     0.08%     0.08%     0.08%
Distribution (12b-1) fees                                                     0.25%     1.00%     1.00%     0.00%
Other expenses(e)                                                             0.50%     0.51%     0.52%     0.58%
Total Fund expenses                                                           0.83%     1.59%     1.60%     0.66%
Fee waiver/expense reimbursement                                              0.24%     0.22%     0.23%     0.24%
Net Fund expenses                                                             0.59%     1.37%     1.37%     0.42%
Total estimated indirect expenses of the underlying funds(f),(g)              0.93%     0.93%     0.93%     0.93%
Total Fund and underlying fund expenses(g)                                    1.52%     2.30%     2.30%     1.35%


(a) This charge may be reduced depending on the value of your total investments in American Express Funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2006, and these waivers and absorptions will not be reimbursed by the Funds. Under this agreement, total expenses will not exceed: 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.


(e) Other expenses include a 0.10% shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.

(f) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations and underlying funds, is as shown.


(g) AEFC has agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.90% for all classes. The "Total fund and underlying fund expenses" is 1.49% for Class A; 2.27% for Class B; 2.27% for Class C and 1.32% for Class Y.


--------------------------------------------------------------------------------
12p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Example

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


Assume you invest $10,000 and the Fund earns a 5% annual return each year. Also assume that the operating expenses remain the same each year. You would pay the following expenses (based on total Fund and underlying fund expenses) if you redeemed all of your shares at the end of the time periods indicated:

Conservative Fund              1 year        3 years      5 years     10 years
Class A(a)                       $599        $  928       $1,281       $2,274
Class B                          $609(b)     $1,010(b)    $1,338(b)    $2,497(d)
Class C                          $209        $  710       $1,238       $2,687
Class Y                          $113        $  426       $  761       $1,711

Moderate Conservative Fund     1 year        3 years      5 years     10 years
Class A(a)                       $607          $912       $1,239       $2,164
Class B                          $617(b)       $995(b)    $1,300(b)    $2,396(d)
Class C                          $217          $701       $1,212       $2,619
Class Y                          $121          $410       $  721       $1,605

Moderate Fund                  1 year        3 years      5 years     10 years
Class A(c)                       $710        $1,004       $1,319       $2,212
Class B                          $622(b)     $  990(b)    $1,284(b)    $2,355(d)
Class C                          $222        $  692       $1,188       $2,557
Class Y                          $126        $  404       $  704       $1,557

Moderate Aggressive Fund       1 year        3 years      5 years     10 years
Class A(c)                       $714        $1,019       $1,347       $2,273
Class B                          $626(b)     $1,008(b)    $1,316(b)    $2,422(d)
Class C                          $226        $  706       $1,212       $2,607
Class Y                          $130        $  419       $  729       $1,612

Aggressive Fund                1 year        3 years      5 years     10 years
Class A(c)                       $716        $1,051       $1,409       $2,417
Class B                          $628(b)     $1,039(b)    $1,376(b)    $2,559(d)
Class C                          $228        $  741       $1,280       $2,757
Class Y                          $132        $  453       $  796       $1,768

Total Equity Fund              1 year        3 years      5 years     10 years
Class A(c)                       $721        $1,076       $1,454       $2,515
Class B                          $633(b)     $1,064(b)    $1,422(b)    $2,656(d)
Class C                          $233        $  766       $1,326       $2,853
Class Y                          $137        $  479       $  844       $1,874


(a) Includes a 4.75% sales charge.

(b) Includes the applicable CDSC.

(c) Includes a 5.75% sales charge.

(d) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

--------------------------------------------------------------------------------
13p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

You would pay the following expenses (based on total Fund and underlying fund expenses) if you did not redeem your shares:

Conservative Fund              1 year        3 years      5 years     10 years
Class A(a)                       $599          $928       $1,281       $2,274
Class B                          $209          $710       $1,238       $2,497(c)
Class C                          $209          $710       $1,238       $2,687
Class Y                          $113          $426       $  761       $1,711

Moderate Conservative Fund     1 year        3 years      5 years     10 years
Class A(a)                       $607          $912       $1,239       $2,164
Class B                          $217          $695       $1,200       $2,396(c)
Class C                          $217          $701       $1,212       $2,619
Class Y                          $121          $419       $  721       $1,605

Moderate Fund                  1 year        3 years      5 years     10 years
Class A(b)                       $710        $1,004       $1,319       $2,212
Class B                          $222        $  690       $1,184       $2,355(c)
Class C                          $222        $  692       $1,188       $2,557
Class Y                          $126        $  404       $  704       $1,557

Moderate Aggressive Fund       1 year        3 years      5 years     10 years
Class A(b)                       $714        $1,019       $1,347       $2,273
Class B                          $226        $  708       $1,216       $2,422(c)
Class C                          $226        $  706       $1,212       $2,607
Class Y                          $130        $  419       $  729       $1,612

Aggressive Fund                1 year        3 years      5 years     10 years
Class A(b)                       $716        $1,051       $1,409       $2,417
Class B                          $228        $  739       $1,276       $2,559(c)
Class C                          $228        $  741       $1,280       $2,757
Class Y                          $132        $  453       $  796       $1,768

Total Equity Fund              1 year        3 years      5 years     10 years
Class A(b)                       $721        $1,076       $1,454       $2,515
Class B                          $233        $  764       $1,322       $2,656(c)
Class C                          $233        $  766       $1,326       $2,853
Class Y                          $137        $  479       $  844       $1,874


(a)  Includes a 4.75% sales charge.

(b)  Includes a 5.75% sales charge.


(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2006 and these waivers and absorptions will not be reimbursed by the Funds. Under this agreement, net expenses will not exceed 0.59% for Class A, 1.37% for Class B, 1.37% for Class C and 0.42% for Class Y.


These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

--------------------------------------------------------------------------------
14p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

INVESTMENT MANAGER


The portfolio management team below determines the asset class allocations and the underlying fund selections for each Fund pursuant to the process set forth under the "Principal Investment Strategies" section of this prospectus.

David M. Joy, Vice President, Capital Markets Strategy

o  Managed the Funds since 2004.

o  Joined AEFC in 2003.

o Senior Vice President and Director Global Investment Communications, Pioneer Investments (Boston) from 2001 to 2003; Senior Vice President and Director of Investment Communications, Mitchell Hutchins Asset Management, a division of Paine Webber, from 1999 to 2001.

o AB, College of the Holy Cross; MBA, Carroll School of Management, Boston College.

William F. Truscott, Senior Vice President and Chief Investment Officer

o  Managed the Funds since 2004.

o  Joined AEFC in 2001.

o Chief Investment Officer, Zurich Scudder Investments, Americas, and Managing Director, Zurich Scudder Investments, from 2000 to 2001; Head of Equity Research, Zurich Scudder Investments, Americas, and Managing Director, Zurich Scudder Investments, from 1996 to 2001.

o  BA, Middlebury College; MBA, New York University.

Kent M. Bergene, Vice President, Mutual Fund and Certificate Products

o  Managed the Funds since 2004.

o  Joined AEFC in 1981.

o Vice President, Mutual Fund and Certificate Products, AEFC, since 2001; Director, Variable Annuity Products, from 1997 to 2000.

o  BS, North Dakota University.

Michelle Keeley, Senior Vice President, Fixed Income Investments

o  Managed the Funds since 2004.

o  Joined AEFC in 2002.

o Managing Director, Zurich Global Assets, from 2001 to 2002; Managing Director, Zurich Scudder Investments, from 2000 to 2001; and Managing Director, Zurich Kemper Financial Services, from 1999 to 2000.

o BA, James Madison College; MM, Kellogg School of Management, Northwestern University

The Statement of Additional Information (SAI) provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' owership of securities in the Funds.


AEFC

Under separate agreements, the Fund pays AEFC a fee of 0.08% for managing its assets and 0.02% for providing administrative services. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.

AEFC seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because AEFC earns different fees from the underlying funds, in determining the allocation of the Funds among the underlying funds, AEFC may have an economic conflict of interest. AEFC will report to the Fund's Board of Directors on the steps it has taken to manage any potential conflicts.


Each Fund and each underlying fund operate under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for a Fund or an underlying fund without first obtaining shareholder approval. The order permits the Board to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.


--------------------------------------------------------------------------------
15p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES


Each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, see the Funds' SAI and its annual and semiannual reports.


Portfolio Holdings Disclosure

The Fund's Board of Directors has adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio securities held by the Fund. A description of these policies and procedures is included in the Fund's SAI.

Buying and Selling Shares


The public offering price for Class A shares of each Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Orders in good form are priced at the NAV next determined after your order is placed with the Distributor or with authorized third parties. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through an authorized third party, consult that firm to determine its procedures for accepting and processing orders. The third party may charge a fee for its services.


VALUING FUND SHARES

The net asset value (NAV) is the value of a single share of a Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The assets of the Fund will consist primarily of shares of the underlying funds, which are valued at their NAVs. Certain short-term securities, which the Fund may hold, with maturities of 60 days or less are valued at amortized cost.


The underlying funds' securities are valued primarily on the basis of the market quotations obtained from outside pricing services approved by the Board of Directors (the Board). When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by an underyling fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the underlying fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that an underlying fund has significant holdings of foreign securities and other securities (such as small cap stocks, high yield bonds, or municipal securities that may be traded infrequently), fair valuation may be used more frequently than for other funds. The underlying fund uses an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of the underlying funds' securities may be listed on foreign exchanges that trade on weekends or other days when the underlying fund does not price its shares. In that event, the net asset value of the underlying fund's shares may change on days when shareholders will not be able to purchase or redeem the underlying fund's shares.


INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.


3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00%. Shares redeemed less than one year after purchase are subject to a CDSC.

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder service fee of 0-10%. Please see the SAI for information on eligibility to purchase Class Y shares.


--------------------------------------------------------------------------------
16p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                            Class A             Class B              Class C             Class Y
-------------------------- -------------------- -------------------- ------------------- --------------------
Availability               Available to all     Available to all     Available to all    Limited to
                           investors.           investors.           investors.          qualifying
                                                                                         institutional
                                                                                         investors.
-------------------------- -------------------- -------------------- ------------------- --------------------
Initial Sales Charge       Yes. Payable at      No. Entire           No. Entire          No. Entire
                           time of purchase.    purchase price is    purchase price is   purchase price is
                           Lower sales charge   invested in shares   invested in         invested in shares
                           for larger           of the Fund.         shares of the       of the Fund.
                           investments. Fund.
-------------------------- -------------------- -------------------- ------------------- --------------------
Deferred Sales Charge      On purchases over    Maximum 5% CDSC      1% CDSC applies     None.
                           $1,000,000, 1%       during the first     if you sell your
                           CDSC applies if      year decreasing to   shares less than
                           you sell your        0% after six         one year after
                           shares less than     years.               purchase.
                           one year after
                           purchase.
-------------------------- -------------------- -------------------- ------------------- --------------------
Distribution and/or        Yes.* 0.25%          Yes.* 1.00%          Yes.* 1.00%         Yes. 0.10%
Shareholder Service Fee
-------------------------- -------------------- -------------------- ------------------- --------------------
Conversion to Class A      N/A                  Yes, automatically   No.                 No.
                                                in ninth calendar
                                                year of ownership.
-------------------------- -------------------- -------------------- ------------------- --------------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.


Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine which investment is best for you, consult your financial advisor.


PURCHASING SHARES

To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

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

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:              Use the Social Security or Employer
                                       Identification number of:
-------------------------------------- -----------------------------------------
Individual or joint account            The individual or one of the owners
                                       listed on the joint account
-------------------------------------- -----------------------------------------
Custodian account of a minor           The minor
(Uniform Gifts/Transfers to Minors
Act)
-------------------------------------- -----------------------------------------
A revocable living trust               The grantor-trustee (the person who
                                       puts the money into the trust)
-------------------------------------- -----------------------------------------
An irrevocable trust, pension trust    The legal entity (not the personal
or estate                              representative or trustee, unless no
                                       legal entity is designated in the
                                       account title)
-------------------------------------- -----------------------------------------
Sole proprietorship or single-owner    The owner
LLC
-------------------------------------- -----------------------------------------
Partnership or multi-member LLC        The partnership
-------------------------------------- -----------------------------------------
Corporate or LLC electing corporate    The corporation
status on Form 8832
-------------------------------------- -----------------------------------------
Association, club or tax-exempt        The organization
organization
-------------------------------------- -----------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

  * $1,000 for tax qualified accounts.

 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan with
                                    monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

  * $100 for direct at fund accounts.

 ** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

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

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares of Moderate Fund, Moderate Aggressive Fund, Aggressive Fund or Total Equity Fund, you pay a sales charge as shown in the following table:


Sales charge as percentage of:
Total market value                                             Public offering price*                        Net amount invested
Up to $49,999                                                             5.75%                                        6.10%
$50,000-$99,999                                                           4.75                                         4.99
$100,000-$249,999                                                         3.50                                         3.63
$250,000-$499,999                                                         2.50                                         2.56
$500,000-$999,999                                                         2.00                                         2.04
$1,000,000 or more                                                        0.00                                         0.00

* Offering price includes the sales charge.

When you purchase Class A shares of Conservative Fund or Moderate Conservative Fund, you pay a sales charge as shown in the following table:


Sales charge as percentage of:
Total market value                                             Public offering price*                        Net amount invested
Up to $49,999                                                             4.75%                                        4.99%
$50,000-$99,999                                                           4.25                                         4.44
$100,000-$249,999                                                         3.50                                         3.63
$250,000-$499,999                                                         2.50                                         2.56
$500,000-$999,999                                                         2.00                                         2.04
$1,000,000 or more                                                        0.00                                         0.00

* Offering price includes the sales charge.

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

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

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge and are not part of a group billing as described under "Other Class A sales charge policies";

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

Other Class A sales charge policies

o Group billing: Purchases made through a payroll deduction program offered by an employer retirement plan that has elected to take advantage of the Distributor's group billing service, may be added together to reduce sales charges for all shares purchased through the plan.

o Letter of Intent: If you intend to invest $50,000 or more over a period of 13 months, you can reduce the sales charges in Class A by completing a letter of intent form and filing it with the Distributor. The letter of intent may apply to purchases made up to 90 days before it is received in good order by the Distributor. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed letter of intent in the Distributor's corporate office will not be counted towards the completion of the letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at

--------------------------------------------------------------------------------
20p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS
the time of purchase, you will not be eligible for the reduced sales charge. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within the University of Texas System ORP,

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:                 The CDSC percentage rate is:
First year                                                   5%
Second year                                                  4%
Third year                                                   4%
Fourth year                                                  3%
Fifth year                                                   2%
Sixth year                                                   1%
Seventh year                                                 0%

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

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order. Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the portfolio manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

The assets of the Fund consist primarily of shares of the underlying funds, which may be more susceptible to the risks of market timing. Underlying funds that invest in securities which trade on overseas securities markets may be vulnerable to market timers who seek to take advantage of inefficiencies in the markets such as changes in the values of securities between the close of overseas markets and the close of U.S. markets, which is generally the time at which a fund's NAV is calculated. Underlying funds that invest in securities which may trade infrequently, such as emerging markets securities, small cap stocks or high yield bonds, may also be vulnerable to market timers who seek to take advantage of inefficiencies in the securities markets. To the extent the Fund's underlying funds have significant holdings in foreign securities, including emerging markets securities, small cap stocks and/or high yield bonds, the risks of market timing may be greater for the Fund than for other funds. See "Appendix A, Underlying Funds - Investment Goals and Strategies" for a list of eligible underlying funds, including their investment strategies which may result in an investment in securities that may cause it to be susceptible to market timers. See "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part to reduce the frequency and effect of market timing.

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22p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

The Fund and the underlying funds share the same Board of Directors, which has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy through the Distributor and transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

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23p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

--------------------------------------------------------------------------------
24p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable. Because the Fund is regularly buying shares of underlying funds, there may be times when the Fund buys shares of an underlying fund shortly before the record date for the underlying fund. In that case, the Fund may receive a portion of its investment back as a distribution. That distribution will in turn be distributed to shareholders of the Fund and may be taxable to them.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Because most of the Fund's investments are shares of underlying funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying funds or the Fund shareholders inveted directly in the underlying funds. As a result, Fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.


Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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25p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


AXP Portfolio Builder Conservative Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2005(b)
Net asset value, beginning of period                               $10.02
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .12
Net gains (losses) (both realized and unrealized)                     .23
                                                                   ------
Total from investment operations                                      .35
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.02)
                                                                   ------
Total distributions                                                  (.14)
                                                                   ------
Net asset value, end of period                                     $10.23
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $40
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   2.03%(f)
Portfolio turnover rate (excluding short-term securities)             51%
Total return(g)                                                     3.54%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.92% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.02
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .22
                                                                   ------
Total from investment operations                                      .29
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.08)
Distributions from realized gains                                    (.02)
                                                                   ------
Total distributions                                                  (.10)
                                                                   ------
Net asset value, end of period                                     $10.21
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $21
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.25%(f)
Portfolio turnover rate (excluding short-term securities)             51%
Total return(g)                                                     2.88%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.68% for the period ended Jan 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.


--------------------------------------------------------------------------------
26p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

AXP Portfolio Builder Conservative Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.02
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .22
                                                                   ------
Total from investment operations                                      .29
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.08)
Distributions from realized gains                                    (.02)
                                                                   ------
Total distributions                                                  (.10)
                                                                   ------
Net asset value, end of period                                     $10.21
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $4
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.32%(f)
Portfolio turnover rate (excluding short-term securities)              51%
Total return(g)                                                     2.90%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.68% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2005(b)
Net asset value, beginning of period                               $10.02
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .17
Net gains (losses) (both realized and unrealized)                     .20
                                                                   ------
Total from investment operations                                      .37
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.17)
Distributions from realized gains                                    (.02)
                                                                   ------
Total distributions                                                  (.19)
                                                                   ------
Net asset value, end of period                                     $10.20
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .42%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.90%(f)
Portfolio turnover rate (excluding short-term securities)             51%
Total return(g)                                                     3.74%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.76% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.


--------------------------------------------------------------------------------
27p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

AXP Portfolio Builder Moderate Conservative Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.03
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .14
Net gains (losses) (both realized and unrealized)                     .35
                                                                   ------
Total from investment operations                                      .49
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.16)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.17)
                                                                   ------
Net asset value, end of period                                     $10.35
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $78
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   2.21%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     4.90%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.72% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2005(b)
Net asset value, beginning of period                               $10.03
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .09
Net gains (losses) (both realized and unrealized)                     .32
                                                                   ------
Total from investment operations                                      .41
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.11)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.12)
                                                                   ------
Net asset value, end of period                                     $10.32
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $34
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.46%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     4.14%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.49% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.


--------------------------------------------------------------------------------
28p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

AXP Portfolio Builder Moderate Conservative Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.03
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .09
Net gains (losses) (both realized and unrealized)                     .34
                                                                   ------
Total from investment operations                                      .43
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.13)
                                                                   ------
Net asset value, end of period                                     $10.33
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $6
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.47%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     4.25%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.52% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.03
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .17
Net gains (losses) (both realized and unrealized)                     .34
                                                                   ------
Total from investment operations                                      .51
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.19)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.20)
                                                                   ------
Net asset value, end of period                                     $10.34
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   2.13%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     5.09%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.57% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.


--------------------------------------------------------------------------------
29p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

AXP Portfolio Builder Moderate Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.04
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .13
Net gains (losses) (both realized and unrealized)                     .47
                                                                   ------
Total from investment operations                                      .60
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.16)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.17)
                                                                   ------
Net asset value, end of period                                     $10.47
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $190
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   2.05%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     6.01%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.63% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.04
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .08
Net gains (losses) (both realized and unrealized)                     .44
                                                                   ------
Total from investment operations                                      .52
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.13)
                                                                   ------
Net asset value, end of period                                     $10.43
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $72
Ratio of expenses to average daily net assets(c),(d)                1.36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.31%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     5.19%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.39% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.


--------------------------------------------------------------------------------
30p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

AXP Portfolio Builder Moderate Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.04
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .46
                                                                   ------
Total from investment operations                                      .53
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.13)
                                                                   ------
Net asset value, end of period                                     $10.44
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $8
Ratio of expenses to average daily net assets(c),(d)                1.36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.26%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     5.24%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.40% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.04
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .16
Net gains (losses) (both realized and unrealized)                     .47
                                                                   ------
Total from investment operations                                      .63
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.19)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.20)
                                                                   ------
Net asset value, end of period                                     $10.47
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $--
Ratio of expenses to average daily net assets(c),(d)                 .37%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .88%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     6.28%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.47% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.


--------------------------------------------------------------------------------
31p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

AXP Portfolio Builder Moderate Aggressive Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.05
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .10
Net gains (losses) (both realized and unrealized)                     .50
                                                                   ------
Total from investment operations                                      .60
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.14)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.15)
                                                                   ------
Net asset value, end of period                                     $10.50
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $246
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.61%(f)
Portfolio turnover rate (excluding short-term securities)             31%
Total return(g)                                                     5.97%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.65% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.05
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .04
Net gains (losses) (both realized and unrealized)                     .49
                                                                   ------
Total from investment operations                                      .53
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.10)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.11)
                                                                   ------
Net asset value, end of period                                     $10.47
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $67
Ratio of expenses to average daily net assets(c),(d)                1.36%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .82%(f)
Portfolio turnover rate (excluding short-term securities)             31%
Total return(g)                                                     5.24%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.42% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.


--------------------------------------------------------------------------------
32p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

AXP Portfolio Builder Moderate Aggressive Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.05
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .04
Net gains (losses) (both realized and unrealized)                     .49
                                                                   ------
Total from investment operations                                      .53
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.10)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.11)
                                                                   ------
Net asset value, end of period                                     $10.47
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $7
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .83%(f)
Portfolio turnover rate (excluding short-term securities)             31%
Total return(g)                                                     5.24%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.41% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.05
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .12
Net gains (losses) (both realized and unrealized)                     .49
                                                                   ------
Total from investment operations                                      .61
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.15)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.16)
                                                                   ------
Net asset value, end of period                                     $10.50
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.35%(f)
Portfolio turnover rate (excluding short-term securities)             31%
Total return(g)                                                     6.10%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) or the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.48% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.


--------------------------------------------------------------------------------
33p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

AXP Portfolio Builder Aggressive Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.06
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .52
                                                                   ------
Total from investment operations                                      .59
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.11)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.12)
                                                                   ------
Net asset value, end of period                                     $10.53
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $120
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.04%(f)
Portfolio turnover rate (excluding short-term securities)             38%
Total return(g)                                                     5.81%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.78% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.06
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .01
Net gains (losses) (both realized and unrealized)                     .50
                                                                   ------
Total from investment operations                                      .51
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.08)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.09)
                                                                   ------
Net asset value, end of period                                     $10.48
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $36
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .25%(f)
Portfolio turnover rate (excluding short-term securities)             38%
Total return(g)                                                     5.02%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.54% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.


--------------------------------------------------------------------------------
34p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

AXP Portfolio Builder Aggressive Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.06
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .01
Net gains (losses) (both realized and unrealized)                     .49
                                                                   ------
Total from investment operations                                      .50
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.07)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.08)
                                                                   ------
Net asset value, end of period                                     $10.48
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $3
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .21%(f)
Portfolio turnover rate (excluding short-term securities)             38%
Total return(g)                                                     4.96%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.55% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.06
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .08
Net gains (losses) (both realized and unrealized)                     .52
                                                                   ------
Total from investment operations                                      .60
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.13)
                                                                   ------
Net asset value, end of period                                     $10.53
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .38%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.75%(f)
Portfolio turnover rate (excluding short-term securities)             38%
Total return(g)                                                     5.94%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.61% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.


--------------------------------------------------------------------------------
35p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

AXP Portfolio Builder Total Equity Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.07
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .05
Net gains (losses) (both realized and unrealized)                     .54
                                                                   ------
Total from investment operations                                      .59
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.10)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.11)
                                                                   ------
Net asset value, end of period                                     $10.55
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $92
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .58%(f)
Portfolio turnover rate (excluding short-term securities)             39%
Total return(g)                                                     5.80%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.83% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.07
                                                                   ------
Income from investment operations:
Net investment income (loss)                                         (.02)
Net gains (losses) (both realized and unrealized)                     .52
                                                                   ------
Total from investment operations                                      .50
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.06)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.07)
                                                                   ------
Net asset value, end of period                                     $10.50
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $28
Ratio of expenses to average daily net assets(c),(d)                1.36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   (.19%)(f)
Portfolio turnover rate (excluding short-term securities)             39%
Total return(g)                                                     4.99%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.59% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.


--------------------------------------------------------------------------------
36p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

AXP Portfolio Builder Total Equity Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.07
                                                                   ------
Income from investment operations:
Net investment income (loss)                                         (.02)
Net gains (losses) (both realized and unrealized)                     .52
                                                                   ------
Total from investment operations                                      .50
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.06)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.07)
                                                                   ------
Net asset value, end of period                                     $10.50
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $2
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   (.31%)(f)
Portfolio turnover rate (excluding short-term securities)             39%
Total return(g)                                                     4.99%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.60% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.07
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .53
                                                                   ------
Total from investment operations                                      .60
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.11)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.12)
                                                                   ------
Net asset value, end of period                                     $10.55
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .40%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .48%(f)
Portfolio turnover rate (excluding short-term securities)             39%
Total return(g)                                                     5.93%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.66% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.


--------------------------------------------------------------------------------
37p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Appendix A

UNDERLYING FUNDS -- INVESTMENT GOALS AND STRATEGIES

The following is a brief description of the investment goals and strategies of the underlying funds. AEFC may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds.


Underlying Funds                    Investment Goals and Strategies


Equity Funds
----------------------------------- -----------------------------------------

AXP(R) Diversified Equity Income    The Fund seeks to provide shareholders
Fund                                with a high level of current income
                                    and, as a secondary goal, steady growth
                                    of capital. The Fund's assets primarily
                                    are invested in equity securities.
                                    Under normal market conditions, the
                                    Fund will invest at least 80% of its
                                    net assets in dividend-paying common
                                    and preferred stock.

----------------------------------- -----------------------------------------
AXP Dividend Opportunity Fund       The Fund seeks to provide shareholders
                                    with a high level of current income.
                                    Secondary goal is growth of income and
                                    capital. The Fund's assets are
                                    primarily invested in equity
                                    securities. Under normal market
                                    conditions, the Fund will invest at
                                    least 80% of its net assets in
                                    dividend-paying common and preferred
                                    stocks. The selection of dividend
                                    paying stocks is the primary decision
                                    in building the investment portfolio.
----------------------------------- -----------------------------------------
AXP Equity Select Fund              The Fund seeks to provide shareholders
                                    with growth of capital. Under normal
                                    market conditions, the Fund will invest
                                    at least 80% of its net assets in
                                    equity securities. The Fund invests
                                    primarily in medium-sized companies and
                                    may also invest in small- and
                                    large-sized companies.
----------------------------------- -----------------------------------------
AXP Equity Value Fund               The Fund seeks to provide shareholders
                                    with growth of capital and income.
                                    Under normal market conditions, the
                                    Fund will invest at least 80% of its
                                    net assets in equity securities. These
                                    securities may provide income, offer
                                    the opportunity for long-term capital
                                    appreciation, or both. The Fund's
                                    investment philosophy is rooted in the
                                    belief that a disciplined, systematic,
                                    value-oriented approach to investing in
                                    primarily larger companies provides
                                    investors with an excellent opportunity
                                    for long-term growth of capital.
----------------------------------- -----------------------------------------
AXP Global Technology Fund          The Fund seeks to provide shareholders
                                    with long-term capital growth. The Fund
                                    is a non-diversified mutual fund that
                                    focuses on equity securities of
                                    companies in the information technology
                                    industry throughout the world. Under
                                    normal market conditions, at least 80%
                                    of the Fund's net assets are invested
                                    in securities of companies in the
                                    technology industry.
----------------------------------- -----------------------------------------
AXP Growth Fund                     The Fund seeks to provide shareholders
                                    with long-term capital growth. The Fund
                                    invests primarily in common stocks and
                                    securities convertible into common
                                    stocks that appear to offer growth
                                    opportunities. These growth
                                    opportunities could result from new
                                    management, market developments, or
                                    technological superiority. The Fund may
                                    invest up to 25% of its total assets in
                                    foreign investments.
----------------------------------- -----------------------------------------


--------------------------------------------------------------------------------
38p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Underlying Funds                    Investment Goals and Strategies


Equity Funds
----------------------------------- -----------------------------------------

AXP Large Cap Equity Fund           The Fund seeks to provide shareholders
                                    with long-term growth of capital. Under
                                    normal market conditions, at least 80%
                                    of the Fund's net assets are invested
                                    in equity securities of companies with
                                    a market capitalization greater than $5
                                    billion at the time of the purchase.
                                    The Fund may invest in income-producing
                                    equity securities, such as dividend
                                    paying stocks, convertible securities
                                    and preferred stocks. The Fund will
                                    provide shareholders with at least 60
                                    days' notice of any change in the 80%
                                    policy.

----------------------------------- -----------------------------------------
AXP Large Cap Value Fund            The Fund seeks to provide shareholder
                                    with long-term growth of capital. Under
                                    normal market conditions, at least 80%
                                    of the Fund's net assets are invested
                                    in equity securities of companies with
                                    a market capitalization greater than $5
                                    billion. The Fund may invest in
                                    income-producing equity securities,
                                    such as preferred stocks.
----------------------------------- -----------------------------------------
AXP Mid Cap Value Fund              The Fund seeks to provide shareholders
                                    with long-term growth of capital. Under
                                    normal circumstances, the Fund invests
                                    at least 80% of its net assets
                                    (including the amount of any borrowings
                                    for investment purposes) in equity
                                    securities of medium-sized companies.
                                    Medium-sized companies are those whose
                                    market capitalizations at the time of
                                    purchase fall within the range of the
                                    Russell Midcap(R) Value Index. The
                                    remaining 20% may be invested in stocks
                                    of smaller or larger companies
                                    preferreds, convertibles, or other debt
                                    securities.
----------------------------------- -----------------------------------------
AXP New Dimensions Fund(R)          The Fund seeks to provide shareholders
                                    with long-term growth of capital. The
                                    Fund primarily invests in common stocks
                                    showing potential for significant
                                    growth. These companies often operate
                                    in areas where dynamic economic and
                                    technological changes are occurring.
                                    The Fund may invest up to 30% of its
                                    total assets in foreign investments.
----------------------------------- -----------------------------------------
AXP Partners Aggressive Growth      The Fund seeks to provide shareholders
Fund                                with long-term capital growth. Under
                                    normal market conditions, the Fund's
                                    net assets, including the amount of any
                                    borrowings for investment purposes, are
                                    invested primarily in equity securities
                                    of medium-sized U.S. companies.
                                    Medium-sized U.S. companies are those
                                    whose market capitalization at the time
                                    of purchase falls within the range of
                                    the Russell Midcap(R) Growth Index.
                                    Although it invests in primarily
                                    medium-sized companies, the Fund may
                                    also invest in companies of any size of
                                    capitalization.
----------------------------------- -----------------------------------------
AXP Partners Fundamental Value      The Fund seeks to provide shareholders
Fund                                with long-term capital growth. The
                                    Fund's assets are primarily invested in
                                    equity securities of U.S. companies.
                                    Under normal market conditions, the
                                    Fund's net assets are invested in
                                    equity securities of U.S. companies
                                    with market capitalization of at least
                                    $5 billion.
----------------------------------- -----------------------------------------
AXP Partners Growth Fund            The Fund seeks to provide shareholders
                                    with long-term capital growth. The
                                    Fund's assets are primarily invested in
                                    publicly traded U.S. securities. The
                                    Fund will invest mainly in large cap
                                    companies but may invest in companies
                                    of any size or capitalization. The Fund
                                    seeks to achieve its investment
                                    objectives by investing in a
                                    diversified portfolio of equity
                                    investments that have sufficient growth
                                    potential for consistent long-term
                                    growth. The Fund will generally select
                                    established companies with revenue and
                                    profits that are either stable and
                                    predictable or growing at above average
                                    rates.
----------------------------------- -----------------------------------------

--------------------------------------------------------------------------------
39p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Underlying Funds                    Investment Goals and Strategies


Equity Funds
----------------------------------- -----------------------------------------
AXP Partners International          The Fund seeks to provide shareholders
Aggressive Growth Fund              with long-term capital growth. The
                                    Fund's assets are primarily invested in
                                    equity securities of foreign issuers
                                    that offer strong growth potential. The
                                    Fund may invest in both developed and
                                    emerging markets.
----------------------------------- -----------------------------------------
AXP Partners International Core     The Fund seeks to provide shareholders
Fund                                with long-term growth of capital. The
                                    Fund's assets are primarily invested in
                                    equity securities of foreign issuers.
                                    The Fund may invest in less developed
                                    or emerging markets. The Fund invests
                                    mainly in midsized and large companies
                                    although it may invest in companies of
                                    any size. The Fund is called a "core"
                                    fund because it invests in a blend of
                                    both value and growth stocks. At times
                                    the Fund may favor one more than the
                                    other based on available opportunities.
----------------------------------- -----------------------------------------
AXP Partners International Select   The Fund seeks to provide shareholders
Value Fund                          with long-term capital growth. The
                                    Fund's assets primarily are invested in
                                    equity securities of issuers in
                                    countries that are part of the Morgan
                                    Stanley Capital International (MSCI)
                                    EAFE (Europe, Australia and the Far
                                    East) Index and Canada. The Fund's
                                    assets will be diversified among many
                                    foreign countries, but not necessarily
                                    in the same proportion that the
                                    countries are represented in the EAFE
                                    Index. The Fund's assets also may be
                                    invested in less developed or emerging
                                    countries.
----------------------------------- -----------------------------------------
AXP Partners International Small    The Fund seeks to provide shareholders
Cap Fund                            with long-term growth of capital. The
                                    Fund invests primarily in equity
                                    securities of non-U.S. companies. Under
                                    normal market conditions, the Fund will
                                    invest at least 80% of its net assets
                                    in the stocks of small companies. The
                                    Fund considers small companies to be
                                    those with market capitalization of up
                                    to $2 billion, or those whose market
                                    capitalization falls within the range
                                    of companies in Citigroup Global Equity
                                    ex-U.S. Less than $2 billion Index. The
                                    Fund may invest in mature markets (such
                                    as the United Kingdom, Canada, and
                                    Japan) and emerging markets (such as
                                    Korea, Mexico, and Russia). The Fund
                                    will hold both growth and value stocks
                                    and at times may favor one more than
                                    the other based on available
                                    opportunities.
----------------------------------- -----------------------------------------
AXP Partners Select Value Fund      The Fund seeks to provide shareholders
                                    with long-term growth of capital. The
                                    Fund's assets are primarily invested in
                                    common stocks, preferred stocks and
                                    securities convertible into common
                                    stocks that re listed on a nationally
                                    recognized securities exchange or
                                    traded on the NASDAQ National Market
                                    System of the National Association of
                                    Securities Dealers. The Fund invests in
                                    mid cap companies as well as companies
                                    with larger and smaller market
                                    capitalizations. The Fund considers
                                    mid-cap companies to be either those
                                    with a market capitalization of up to
                                    $10 billion or those whose market
                                    capitalizations falls within the range
                                    of the Russell 3000(R) Value Index.
----------------------------------- -----------------------------------------

--------------------------------------------------------------------------------
40p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Underlying Funds                    Investment Goals and Strategies


Equity Funds
----------------------------------- -----------------------------------------
AXP Partners Small Cap              The Fund seeks to provide shareholders
Core Fund                           with long-term growth of capital. Under
                                    normal market conditions, at least 80%
                                    of the Fund's net assets are invested
                                    at the time of purchase in equity
                                    securities issued by small companies.
                                    The Fund considers small companies to
                                    be those that, at the time of
                                    investment, have a market
                                    capitalization not greater than that of
                                    the largest company in the Russell
                                    2000(R) Index or the S&P SmallCap 600
                                    Index. As a core fund, the Fund will
                                    hold both growth and value stocks and
                                    at times may favor one more than the
                                    other based on available opportunities.
----------------------------------- -----------------------------------------
AXP Partners Small Cap              The Fund seeks to provide shareholders
Growth Fund                         with long-term capital growth. The
                                    Fund's assets primarily are invested in
                                    equity securities. Under normal market
                                    conditions, at least 80% of the Fund's
                                    net assets are invested in securities
                                    of companies with market
                                    capitalizations, at the time of
                                    investment, of up to $2 billion, or
                                    that fall within the range of the
                                    Russell 2000(R) Growth Index.
----------------------------------- -----------------------------------------
AXP Partners Small Cap              The Fund seeks to provide shareholders
Value Fund                          with long-term capital appreciation.
                                    The Fund is a non-diversified mutual
                                    fund that invests primarily in equity
                                    securities. Under normal market
                                    conditions, at least 80% of the Fund's
                                    net assets are invested in small cap
                                    companies. Small cap companies are
                                    those that have a market
                                    capitalization, at the time of
                                    investment, of up to $2 billion or that
                                    fall within the range of the Russell
                                    2000(R) Value Index.
----------------------------------- -----------------------------------------
AXP Partners Value Fund             The Fund seeks to provide shareholders
                                    with long-term capital growth. The Fund
                                    invests primarily in securities of
                                    large, well-established U.S. and
                                    multinational companies.
----------------------------------- -----------------------------------------
AXP Precious Metals Fund            The Fund seeks to provide shareholders
                                    with long-term growth of capital. The
                                    Fund is a non-diversified mutual fund
                                    that invests primarily in securities of
                                    companies engaged in exploration,
                                    mining, processing of distribution of
                                    gold and other precious metals and
                                    related minerals. The Fund also may
                                    invest directly in such metals and
                                    minerals. Under normal market
                                    conditions, at least 80% of the Fund's
                                    net assets are invested in securities
                                    of companies in the precious metal
                                    industry and at least 50% of its total
                                    assets are invested in foreign
                                    securities. The Fund may invest up to
                                    10% of its total assets in gold,
                                    diamonds, silver bullion, other
                                    precious metals and minerals, other
                                    metals occurring naturally with
                                    precious metals and minerals, and
                                    securities convertible into metals.
----------------------------------- -----------------------------------------
AXP Quantitative Large Cap Equity   The Fund seeks to proved shareholders
Fund                                with long-term capital growth. Under
                                    normal market conditions, at least 80%
                                    of the Fund's net assets are invested
                                    in equity securities of companies
                                    listed on U.S. exchanges with market
                                    captilizations greater than $5 billion
                                    at the time of purchase.
----------------------------------- -----------------------------------------

--------------------------------------------------------------------------------
41p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Underlying Funds                    Investment Goals and Strategies


Equity Funds
----------------------------------- -----------------------------------------
AXP Real Estate Fund                The Fund seeks to provide shareholders
                                    with total return from both current
                                    income and capital appreciation. The
                                    Fund is a non-diversified mutual fund
                                    that invests primarily in equity
                                    securities. Under normal market
                                    conditions, the Fund invests at least
                                    80% of its net assets in securities of
                                    companies operating in the real estate
                                    industry, including equity securities
                                    of real estate investment trusts
                                    (REITs), and other real estate related
                                    investments.
----------------------------------- -----------------------------------------
AXP Small Cap Advantage Fund        The Fund seeks to provide shareholders
                                    with long-term capital growth. The
                                    Fund's assets primarily are invested in
                                    equity securities. Under normal market
                                    conditions, at least 80% of the Fund's
                                    net assets are invested in equity
                                    securities of companies with market
                                    capitalizations, at the time of
                                    investment, of up to $2 billion or that
                                    fall within the range of the Russell
                                    2000(R) Index.
----------------------------------- -----------------------------------------
AXP Stock Fund                      The Fund seeks to provide shareholders
                                    with current income and growth of
                                    capital. The Fund's assets primarily
                                    are invested in common stocks and
                                    securities convertible into common
                                    stocks. Under normal market conditions,
                                    at least 80% of the Fund's net assets
                                    are invested in these securities. In
                                    pursuit of its income objective, the
                                    Fund will invest in income-producing
                                    equity securities (such as convertible
                                    securities and preferred stocks) and
                                    short-term debt instruments (such as
                                    commercial paper).
----------------------------------- -----------------------------------------
AXP Strategy Aggressive Fund        The Fund seeks to provide shareholders
                                    with long-term growth of capital. The
                                    Fund primarily invests in securities of
                                    growth companies. Under normal market
                                    conditions, at least 65% of the Fund's
                                    total assets are invested in equity
                                    securities.
----------------------------------- -----------------------------------------
AXP Threadneedle Emerging Markets   The Fund seeks to provide shareholders
Fund                                with long-term capital growth. The
                                    Fund's assets are primarily invested in
                                    equity securities of emerging markets
                                    companies. Emerging markets are
                                    countries characterized as developing
                                    or emerging by either the World Bank or
                                    the United Nations. Under normal market
                                    conditions, at least 80% of the Fund's
                                    net assets will be invested in
                                    securities of companies that are
                                    located in emerging market countries,
                                    or that earn 50% or more of their total
                                    revenues from goods or services
                                    produced in emerging market countries
                                    or form sales made in emerging market
                                    countries.
----------------------------------- -----------------------------------------
AXP Threadneedle European Equity    The Fund seeks to provide shareholders
Fund                                with capital appreciation. The Fund is
                                    a non-diversified mutual fund that
                                    primarily invests in equity securities
                                    of European companies that offer growth
                                    potential. A company is considered to
                                    be located in Europe if: (1) it is
                                    organized under the laws of a European
                                    country and has a principal office in a
                                    European country; (2) it derives at
                                    least 50% of its total revenues from
                                    businesses in Europe; or (3) its equity
                                    securities are traded principally on a
                                    stock exchange in Europe. Under normal
                                    market conditions, the Fund will invest
                                    at least 80% of its net assets in
                                    equity securities of European issuers.
                                    Although the Fund emphasizes
                                    investments in developed countries, the
                                    Fund also may invest in companies
                                    located in developing or emerging
                                    markets.
----------------------------------- -----------------------------------------

--------------------------------------------------------------------------------
42p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Underlying Funds                    Investment Goals and Strategies


Equity Funds
----------------------------------- -----------------------------------------
AXP Threadneedle International      The Fund seeks to provide shareholders
Fund                                with long-term capital growth. The
                                    Fund's assets primarily are invested in
                                    equity securities of foreign issuers
                                    that offer strong growth potential. The
                                    Fund may invest in developed and in
                                    emerging markets.
----------------------------------- -----------------------------------------
Fixed Income Funds
----------------------------------- -----------------------------------------
AXP Core Bond Fund                  Under normal market conditions, the
                                    Fund invests at least 80% of its net
                                    assets in bonds and other debt
                                    securities. Although the Fund is not an
                                    index fund, it invests primarily in
                                    securities like those included in the
                                    Lehman Brothers Aggregate Bond Index
                                    (the "Index"), which are investment
                                    grade and denominated in U.S. dollars.
                                    The Index includes securities issued by
                                    the U.S. government, corporate bonds,
                                    and mortgage- and asset-backed
                                    securities. The Fund will not invest in
                                    securities rated below investment
                                    grade, although it may hold securities
                                    that have been downgraded.
----------------------------------- -----------------------------------------
AXP Diversified Bond Fund           Under normal market conditions, the
                                    Fund invests at least 80% of it net
                                    assets in bonds and other debt
                                    securities. At least 50% of the Fund's
                                    net assets will be invested in
                                    securities like those included in the
                                    Lehman Brothers Aggregate Bond Index
                                    (the "Index"), which are investment
                                    grade and denominated in U.S. dollars.
                                    The Index includes securities issued by
                                    the U.S. government, corporate bonds,
                                    and mortgage- and asset-backed
                                    securities. Although the Fund
                                    emphasizes high- and medium-quality
                                    debt securities, it will assume some
                                    credit risk to achieve higher yield
                                    and/or capital appreciation by buying
                                    lower-quality bonds. The Fund may
                                    invest up to 15% in foreign
                                    investments, which may include
                                    investments in emerging markets.
----------------------------------- -----------------------------------------
AXP Global Bond Fund                The Fund seeks to provide shareholders
                                    with high total return through income
                                    and growth of capital. The Fund is a
                                    non-diversified mutual fund that
                                    invests primarily in debt obligations
                                    of U.S. and foreign issuers. Under
                                    normal market conditions, at least 80%
                                    of the Fund's net assets will be
                                    invested in investment-grade corporate
                                    or government debt obligations,
                                    including money market instruments of
                                    issuers located in at least three
                                    different countries. Although the Fund
                                    emphasizes high and medium-quality debt
                                    securities, it may assume some credit
                                    risk achieve higher dividends and/or
                                    capital appreciation by buying below
                                    investment-grade bonds (junk bonds).
----------------------------------- -----------------------------------------
AXP High Yield Bond Fund            The Fund seeks to provide shareholders
                                    with high current income as its primary
                                    goal and, as its secondary goal,
                                    capital growth. Under normal market
                                    conditions, the Fund will invest at
                                    least 80% of its net assets in
                                    high-yielding, high-risk corporate
                                    bonds (junk bonds). These bonds may be
                                    issued by U.S. and foreign companies
                                    and governments.
----------------------------------- -----------------------------------------

--------------------------------------------------------------------------------
43p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Underlying Funds                    Investment Goals and Strategies


Fixed Income Funds
----------------------------------- -----------------------------------------
AXP Income Opportunities Fund       The Fund seeks to provide shareholders
                                    with a high total return through
                                    current income and capital
                                    appreciation. Under normal market
                                    conditions, the Fund's assets are
                                    primarily invested in income-producing
                                    debt securities, preferred stocks and
                                    convertible securities, with an
                                    emphasis on the higher rated segment of
                                    the high-yield (junk bond) market. The
                                    Fund will purchase only securities
                                    rated B or above, or unrated securities
                                    believed to be of the same quality. If
                                    a security falls below a B rating, the
                                    Fund may continue to hold the security.
----------------------------------- -----------------------------------------
AXP Inflation Protected             The Fund seeks to provide shareholders
Securities Fund                     with total return that exceeds that the
                                    rate of inflation over the long-term.
                                    The Fund is a non-diversified fund
                                    that, under normal market conditions,
                                    invests at least 80% of its net assets
                                    in inflation-protected debt securities.
                                    These securities include
                                    inflation-indexed bonds of varying
                                    maturities issued by the U.S. and
                                    no-U.S. governments, their agencies or
                                    instrumentalities, and corporations.
                                    The Fund currently intends to focus on
                                    inflation-protected debt securities
                                    issued by the U.S. Treasury. The Fund
                                    invests only in securities rated
                                    investment grade. Inflation-protected
                                    securities are designed to protect the
                                    future purchasing power of the money
                                    invested in them. The value of the
                                    bond's principal or the interest income
                                    paid on the bond is adjusted to track
                                    changes in an official inflation
                                    measure. For example, the U.S. Treasury
                                    uses the Consumer Price Index for Urban
                                    Consumers (nonseasonally adjusted) as
                                    the inflation measure.
----------------------------------- -----------------------------------------
AXP Limited Duration Bond Fund      Under normal market conditions, the
                                    Fund invests at least 80% of it net
                                    assets in bonds and other debt
                                    securities. Although the Fund is not an
                                    index fund, it invests primarily in
                                    securities like those included in the
                                    Lehman Brothers Intermediate Aggregate
                                    Bond Index (the "Index"), which are
                                    investment grade and denominated in
                                    U.S. dollars. The Index includes
                                    securities issued by the U.S.
                                    government, corporate bonds, and
                                    mortgage- and asset-backed securities.
                                    The Fund generally will not invest in
                                    securities rated below investment
                                    grade, although it may hold securities
                                    that have been downgraded.
----------------------------------- -----------------------------------------
AXP Selective Fund                  The Fund's assets are primarily
                                    invested in debt obligations. Although
                                    the Fund is not an index fund, under
                                    normal market conditions, it will
                                    invest primarily in securities like
                                    those included in the Lehman Brothers
                                    Aggregate Bond Index (the "Index"),
                                    which are investment grade and
                                    denominated in U.S. dollars. The index
                                    includes securities issued by the U.S.
                                    government, corporate bonds, and
                                    mortgage- and asset-backed securities.
                                    The Fund will not invest in securities
                                    rated below investment grade, although
                                    it may hold securities that have been
                                    downgraded.
----------------------------------- -----------------------------------------

--------------------------------------------------------------------------------
44p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Underlying Funds                    Investment Goals and Strategies


Fixed Income Funds
----------------------------------- -----------------------------------------
AXP Short Duration U.S.             The Fund seeks to provide shareholders
Government Fund                     with a high level of current income and
                                    safety of principal consistent with
                                    investment in U.S. government and
                                    government agency securities.  The
                                    Fund's assets primarily are invested in
                                    debt obligations. Under normal market
                                    conditions, at least 80% of the Fund's
                                    net assets are invested in securities
                                    issued or guaranteed as to principal
                                    and interest by the U.S. government,
                                    its agencies or instrumentalities.
                                    Although the Fund may invest in any
                                    U.S. government securities, it is
                                    anticipated that U.S. government
                                    securities representing part ownership
                                    in pools of mortgage loans
                                    (mortgage-backed securities) will
                                    comprise a large percentage of the
                                    Fund's investments. These mortgage
                                    loans include, but are not limited to
                                    Government National Mortgage
                                    Association (GNMA or Ginnie Mae)
                                    mortgage-backed bonds, which are backed
                                    by the full faith and credit of the
                                    United States; and Federal National
                                    Mortgage Association (FNMA or Fannie
                                    Mae) and Federal Home Loan Mortgage
                                    Corporation (FHLMC or Freddie Mac)
                                    mortgage-backed bonds, which are backed
                                    by the credit of federal agencies or
                                    government sponsored agencies or
                                    government sponsored entities, although
                                    not by full faith and credit of the
                                    United States. The Fund will utilize
                                    forward sale commitments for hedging
                                    purposes. Additionally, the Fund will
                                    aggressively utilize derivative
                                    instruments and when-issued securities
                                    to produce incremental earnings, to
                                    hedge existing positions and to
                                    increase flexibility. The Fund's
                                    potential losses from the use of these
                                    instruments could extend beyond its
                                    initial investments.
----------------------------------- -----------------------------------------
AXP U.S. Government Mortgage Fund   The Fund seeks to provide shareholders
                                    with current income as its primary goal
                                    and, as its secondary goal,
                                    preservation of capital. The Fund's
                                    assets primarily are invested in
                                    mortgage-backed securities. Under
                                    normal market conditions, at least 80%
                                    of the Fund's net assets (including the
                                    amount of any borrowings for investment
                                    purposes) are invested in mortgage
                                    related securities that either are
                                    issued or guaranteed as to principal
                                    and interest by the U.S. government,
                                    its agencies, authorities or
                                    instrumentalities. This includes, but
                                    is not limited to Government National
                                    Mortgage Association (GNMA or Ginnie
                                    Mae) mortgage-backed bonds, which are
                                    backed by the full faith and credit of
                                    the United States; and Federal National
                                    Mortgage Association (FNMA or Fannie
                                    Mae) and Federal Home Loan Mortgage
                                    Corporation (FHLMC or Freddie Mac)
                                    mortgage-backed bonds, which are backed
                                    by the credit of federal agencies or
                                    government sponsored agencies or
                                    government sponsored entities. The
                                    selection of mortgage related
                                    securities are the primary decision in
                                    building the investment portfolio.
----------------------------------- -----------------------------------------

Money Market Funds
----------------------------------- -----------------------------------------
AXP Cash Management Fund            The Fund seeks to provide shareholders
                                    with maximum current income consistent
                                    with liquidity and stability of
                                    principal. The Fund's assets primarily
                                    are invested in money market
                                    instruments, such as marketable debt
                                    obligations issued by corporations or
                                    the U.S. government or its agencies,
                                    bank certificates of deposit, bankers'
                                    acceptances, letters of credit, and
                                    commercial paper, including
                                    asset-backed commercial paper. The Fund
                                    may invest more than 25% of its total
                                    assets in U.S. banks, U.S. branches of
                                    foreign banks and U.S. government
                                    securities. Additionally, the Fund may
                                    invest up to 35% of its total assets in
                                    U.S. dollar-denominated foreign
                                    investments.
----------------------------------- -----------------------------------------

--------------------------------------------------------------------------------
45p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Appendix B

UNDERLYING FUNDS -- RISKS


The following is a brief description of principal risks associated with the underlying funds in which the Funds invest. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

Call/Prepayment Risk

The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, such as payments due on a bond or a note. The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk

Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.

Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.


--------------------------------------------------------------------------------
46p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk.

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.


--------------------------------------------------------------------------------
47p   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 PROSPECTUS

These Funds, along with the other American Express mutual funds, are distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Funds and their investments are available in the Funds' Statement of Additional Information (SAI), and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

Website address:
americanexpress.com/funds

You may review and copy information about the Funds, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #
AXP Portfolio Builder Conservative Fund                   811-5897
AXP Portfolio Builder Moderate Conservative Fund          811-5897
AXP Portfolio Builder Moderate Fund                       811-5897
AXP Portfolio Builder Moderate Aggressive Fund            811-5897
AXP Portfolio Builder Aggressive Fund                     811-5897
AXP Portfolio Builder Total Equity Fund                   811-5897

Ticker Symbol

Conservative Fund              Class A: ABDAX    Class B: ABBDX    Class C:  --    Class Y:  --

Moderate Conservative Fund     Class A: AUCAX    Class B: AMDBX    Class C:  --    Class Y:  --
Moderate Fund                  Class A: ABUAX    Class B: AURBX    Class C:  --    Class Y:  --
Moderate Aggressive Fund       Class A: AXMAX    Class B: ABMBX    Class C:  --    Class Y:  --
Aggressive Fund                Class A: AXBAX    Class B: AXPBX    Class C:  --    Class Y:  --
Total Equity Fund              Class A: AXTAX    Class B: AXTBX    Class C:  --    Class Y:  --

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
americanexpress.com


                                                              S-6282-99 C (4/05)

AXP(R)
  Small Company
        Index
            Fund

AXP Small Company Index Fund seeks to provide shareholders with long-term capital appreciation.

Prospectus

April 1, 2005

Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                  (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            4p

Past Performance                           5p

Fees and Expenses                          7p

Investment Manager                         8p

Other Securities and
   Investment Strategies                   9p

Buying and Selling Shares                 10p

Valuing Fund Shares                       10p

Investment Options                        11p

Purchasing Shares                         12p

Transactions Through Third Parties        14p

Sales Charges                             14p

Exchanging/Selling Shares                 18p

Distributions and Taxes                   22p

Financial Highlights                      24p


CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated.


--------------------------------------------------------------------------------
1p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

The Fund

GOAL

AXP Small Company Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a diversified mutual fund that invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index or the Index). This Index is composed of approximately 600 companies located in the United States. These companies are chosen to be a part of the Index based upon their market size, liquidity and industry group representation. To be included in the Index, stock selections are also screened by Standard & Poor's Corporation for trading volume, share turnover, ownership concentration, share price and bid/ask spreads. The Index has above-average risk and may fluctuate more than the Standard & Poor's 500 Stock Price Index, which includes stock of larger, more established firms. The Fund is not managed according to traditional methods of active investment management. Instead, it follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P SmallCap 600 Index. Although the Fund invests in common stocks of companies that comprise the S&P SmallCap 600 Index, it may not own all of the companies in the market index and it will not own all of the companies in the same proportion to their weightings in the market index.

American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o Attempting to replicate the S&P SmallCap 600 Index by investing in a statistically selected sample of the stocks included in the Index.

o Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o  The security continues to be included in the S&P SmallCap 600 Index.

o Corporate actions have affected the company's stock (such as corporate reorganizations, mergers, acquisitions, or other such factors).


o  A company's market weighting otherwise changes with respect to the Index.


o  Timing of cash flows in and out of the Fund require AEFC to sell a security.

AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

"Standard & Poor's(R)," "S&P(R)," "S&P SmallCap 600," and "Standard & Poor's Small Capitalization Stock Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by American Express Financial Advisors Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
2p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Small and Medium Company Risk

   Style Risk

   Issuer Risk

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Style Risk

AEFC purchases stocks and other instruments in an attempt to replicate the performance of the S&P SmallCap 600 Index. However, the tools that AEFC utilizes to replicate the market index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund, changes in the S&P SmallCap 600 Index, and other such factors. As a result, once these factors are accounted for, the Fund will likely under-perform the market index.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

--------------------------------------------------------------------------------
3p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.

(bar chart)
                               CLASS A PERFORMANCE
                            (based on calendar years)

    +23.29%   -2.39%    +11.33%   +10.53%  +5.39%    -15.40%   +37.71%   +21.47%
      1997     1998       1999      2000    2001       2002      2003      2004


During the period shown in the bar chart, the highest return for a calendar quarter was +20.22% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was -21.10% (quarter ended Sept. 30, 1998).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class A year-to-date return at Dec. 31, 2004 was +21.47%.

AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2006, and these waivers and absorptions will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.94% for Class A, 1.70% for Class B and 0.78% for Class Y.


--------------------------------------------------------------------------------
4p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2004)(a)
                                                                                      Since
                                                            1 year      5 years     inception
Small Company Index:
   Class A
      Return before taxes                                   +14.49%      +9.21%     +10.32%(b)
      Return after taxes on distributions                   +13.49%      +8.16%      +9.24%(b)
      Return after taxes on distributions
      and sale of fund shares                               +10.70%      +7.54%      +8.56%(b)
   Class B
      Return before taxes                                   +16.59%      +9.54%     +10.26%(b)
   Class Y
      Return before taxes                                   +21.78%     +10.72%     +11.27%(b)
S&P SmallCap 600 Index
(reflects no deduction for fees, expenses or taxes)         +22.65%     +11.60%     +12.46%(c)
Lipper Small-Cap Core Funds Index                           +18.37%      +9.06%     +10.83%(c)

(a) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2006, and these waivers and absorptions will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.94% for Class A, 1.70% for Class B and 0.78% for Class Y.


(b)  Inception date was Aug. 19, 1996.

(c)  Measurement period started Sept. 1, 1996.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there are no distributions or if the distributions are small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------
5p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

For purposes of this calculation we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund may invest in stocks that may not be listed in the index.

The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                           Class A     Class B   Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                         5.75%       none      none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)     none(b)      5%       none

Annual Fund Operating Expenses(c) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:     Class A   Class B   Class Y
Management fees                                   0.36%     0.36%     0.36%
Distribution (12b-1) fees                         0.25%     1.00%     0.00%
Other expenses(d)                                 0.30%     0.31%     0.38%
Total                                             0.91%     1.67%     0.74%

(a) This charge may be reduced depending on your total investments in American Express Funds. See "Sales Charges."


(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.


(c) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2006, and these waivers and absorptions will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.94% for Class A; 1.70% for Class B and 0.78% for Class Y.


(d) Other expenses include an administrative services fee, a shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.

--------------------------------------------------------------------------------
6p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


Assume you invest $10,000 and the Fund earns a 5% annual return each year. Also assume that the operating expenses remain the same each year. You would pay the following expenses if you redeemed all of your shares at the end of the time periods indicated:

                         1 year      3 years    5 years    10 years
Class A(a)                $663        $849      $1,051      $1,634
Class B                   $570(b)     $827(b)   $1,008(b)   $1,778(c)
Class Y                   $ 76        $237      $  412      $  992


(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                         1 year      3 years    5 years    10 years
Class A(a)                $663        $849      $1,051      $1,634
Class B                   $170        $527      $  908      $1,778(b)
Class Y                   $ 76        $237      $  412      $  922


(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2006, and these waivers and absorptions will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.94% for Class A, 1.70% for Class B and 0.78% for Class Y.


These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER

David Factor, CFA, Portfolio Manager

o  Managed the Fund since 2001.

o  Joined AEFC in 1990.

o  Began investment career in 1996, becoming a quantitative analyst in 1999.

o  BSB, University of Minnesota.


The Statement of Additional Information (SAI) provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.


--------------------------------------------------------------------------------
7p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

AEFC


The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.36% of the Fund's average daily net assets. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities. The Fund may hold cash or its equivalent or invest in short-term fixed income securities. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives. The Fund is not managed with respect to tax efficiency.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


Portfolio Holdings Disclosure

The Fund's Board of Directors has adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio securities held by the Fund. A description of these policies and procedures is included in the Fund's SAI.

--------------------------------------------------------------------------------
8p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Orders in good form are priced at the NAV next determined after your order is placed with the Distributor or with authorized third parties. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through an authorized third party, consult that firm to determine its procedures for accepting and processing orders. The third party may charge a fee for its services.


VALUING FUND SHARES


The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds.


Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

--------------------------------------------------------------------------------
9p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution (12b-1) fee of 1.00%.


3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder service fee of 0.10%. Please see the SAI for information on eligibility to purchase Class Y shares.


Investment options summary

Class A

Maximum sales charge of 5.75%

Initial sales charge waived or reduced for certain purchases

Annual distributions fee of 0.25% of average daily net assets*

Lower annual expenses than Class B shares

Class B

No initial sales charge

CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

CDSC waived in certain circumstances

Shares convert to Class A in ninth year of ownership

Annual distribution fee of 1.00% of average daily net assets*

Higher annual expenses than Class A shares

Class Y

No initial sales charge

No annual distribution fee

Service fee of 0.10% of average daily net assets

Available only to certain qualifying institutional investors

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A and Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A or Class B shares?

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.


If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportions as the other Class B shares. To help you determine which investment is best for you, consult your financial advisor.


--------------------------------------------------------------------------------
10p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

PURCHASING SHARES

To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:               Use the Social Security or Employer
                                        Identification number of:
--------------------------------------- ---------------------------------------
Individual or joint account             The individual or one of the owners
                                        listed on the joint account
--------------------------------------- ---------------------------------------
Custodian account of a minor (Uniform   The minor
Gifts/Transfers to Minors Act)
--------------------------------------- ---------------------------------------
A revocable living trust                The grantor-trustee (the person who
                                        puts the money into the trust)
--------------------------------------- ---------------------------------------
An irrevocable trust, pension trust     The legal entity (not the personal
or estate                               representative or trustee, unless no
                                        legal entity is designated in the
                                        account title)
--------------------------------------- ---------------------------------------
Sole proprietorship or single-owner LLC The owner
--------------------------------------- ---------------------------------------
Partnership or multi-member LLC         The partnership
--------------------------------------- ---------------------------------------
Corporate or LLC electing corporate     The corporation
status on  Form 8832
--------------------------------------- ---------------------------------------
Association, club or tax-exempt         The organization
organization
--------------------------------------- ---------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

--------------------------------------------------------------------------------
 11p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

  *  $1,000 for tax qualified accounts.

 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan with
                                    monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

  *  $100 for direct at fund accounts.

 ** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

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12p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                               Sales charge as percentage of:
Total market value               Public offering price*                Net amount invested
Up to $49,999                               5.75%                               6.10%
$50,000-$99,999                             4.75                                4.99
$100,000-$249,999                           3.50                                3.63
$250,000-$499,999                           2.50                                2.56
$500,000-$999,999                           2.00                                2.04
$1,000,000 or more                          0.00                                0.00

* Offering price includes the sales charge.

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

--------------------------------------------------------------------------------
13p  -- AXP SMALL COMPANY INDEX FUND   --   2005 PROSPECTUS

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge and are not part of a group billing as described under "Other Class A sales charge policies";

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

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14p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

Other Class A sales charge policies

o Group billing: Purchases made through a payroll deduction program offered by an employer retirement plan that has elected to take advantage of the Distributor's group billing service, may be added together to reduce sales charges for all shares purchased through the plan.

o Letter of Intent: If you intend to invest $50,000 or more over a period of 13 months, you can reduce the sales charges in Class A by completing a letter of intent form and filing it with the Distributor. The letter of intent may apply to purchases made up to 90 days before it is received in good order by the Distributor. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed letter of intent in the Distributor's corporate office will not be counted towards the completion of the letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within the University of Texas System ORP,

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

--------------------------------------------------------------------------------
15p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."

Class B -- contingent deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:               The CDSC percentage rate is:
First year                                                 5%
Second year                                                4%
Third year                                                 4%
Fourth year                                                3%
Fifth year                                                 2%
Sixth year                                                 1%
Seventh year                                               0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

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16p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old and

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) or

   o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the portfolio manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

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17p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

Funds that invest in securities which trade infrequently may be vulnerable to market timers who seek to take advantage of inefficiencies in the securities markets. To the extent that the Fund has significant holdings of small cap stocks, the risks of market timing may be greater for the Fund than for other funds. See "Principal Investment Strategies" for a discussion of the investment strategies that may result in the Fund investing in small cap stocks that may trade infrequently. See also "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.


The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

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18p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

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19p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

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20p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

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21p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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22p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                              2005         2004         2003        2002         2001
Net asset value, beginning of period                                     $7.55        $5.14       $ 6.35       $6.50        $6.30
                                                                         -----        -----       ------       -----        -----
Income from investment operations:
Net investment income (loss)                                                --           --           --        (.01)          --
Net gains (losses) (both realized and unrealized)                         1.17         2.41        (1.21)        .13         1.07
                                                                         -----        -----       ------       -----        -----
Total from investment operations                                          1.17         2.41        (1.21)        .12         1.07
                                                                         -----        -----       ------       -----        -----
Less distributions:
Distributions from realized gains                                         (.51)          --           --        (.27)        (.87)
                                                                         -----        -----       ------       -----        -----
Net asset value, end of period                                           $8.21        $7.55       $ 5.14       $6.35        $6.50
                                                                         -----        -----       ------       -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $844         $792         $583        $705         $668
Ratio of expenses to average daily net assets(b)                          .91%         .96%         .98%        .96%         .87%
Ratio of net investment income (loss) to average daily net assets         .24%        (.04%)       (.13%)      (.12%)       (.08%)
Portfolio turnover rate (excluding short-term securities)                  12%          10%          16%         20%          44%
Total return(c)                                                         15.42%       46.89%      (19.06%)      1.98%       18.79%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.


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23p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                              2005         2004         2003        2002         2001
Net asset value, beginning of period                                     $7.07        $4.85       $ 6.04       $6.25        $6.13
                                                                         -----        -----       ------       -----        -----
Income from investment operations:
Net investment income (loss)                                              (.01)        (.05)        (.04)       (.05)        (.05)
Net gains (losses) (both realized and unrealized)                         1.04         2.27        (1.15)        .11         1.04
                                                                         -----        -----       ------       -----        -----
Total from investment operations                                          1.03         2.22        (1.19)        .06          .99
                                                                         -----        -----       ------       -----        -----
Less distributions:
Distributions from realized gains                                         (.51)          --           --        (.27)        (.87)
                                                                         -----        -----       ------       -----        -----
Net asset value, end of period                                           $7.59        $7.07       $ 4.85       $6.04        $6.25
                                                                         -----        -----       ------       -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $434         $482         $370        $455         $436
Ratio of expenses to average daily net assets(b)                         1.67%        1.73%        1.75%       1.72%        1.63%
Ratio of net investment income (loss) to average daily net assets        (.53%)       (.81%)       (.90%)      (.88%)       (.84%)
Portfolio turnover rate (excluding short-term securities)                  12%          10%          16%         20%          44%
Total return(c)                                                         14.48%       45.77%      (19.70%)      1.09%       18.01%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                              2005         2004         2003        2002         2001
Net asset value, beginning of period                                     $7.63        $5.19       $ 6.40       $6.54        $6.32
                                                                         -----        -----       ------       -----        -----
Income from investment operations:
Net investment income (loss)                                                --          .01           --          --          .01
Net gains (losses) (both realized and unrealized)                         1.20         2.43        (1.21)        .13         1.08
                                                                         -----        -----       ------       -----        -----
Total from investment operations                                          1.20         2.44        (1.21)        .13         1.09
                                                                         -----        -----       ------       -----        -----
Less distributions:
Distributions from realized gains                                         (.51)          --           --        (.27)        (.87)
                                                                         -----        -----       ------       -----        -----
Net asset value, end of period                                           $8.32        $7.63       $ 5.19       $6.40        $6.54
                                                                         -----        -----       ------       -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                    $20          $15          $10          $8           $8
Ratio of expenses to average daily net assets(b)                          .74%         .79%         .82%        .79%         .71%
Ratio of net investment income (loss) to average daily net assets         .42%         .13%         .04%        .05%         .09%
Portfolio turnover rate (excluding short-term securities)                  12%          10%          16%         20%          44%
Total return(c)                                                         15.65%       47.01%      (18.91%)      2.12%       19.04%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.


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24p -- AXP SMALL COMPANY INDEX FUND -- 2005 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Website address:
americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-5897

Ticker Symbol
Class A: ISIAX     Class B: ISIBX
Class Y: ISCYX

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6357-99 N (4/05)

AXP(R)
   S&P 500 Index
          Fund

AXP S&P 500 Index Fund seeks to provide shareholders with long-term capital appreciation.

Prospectus

April 1, 2005

Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                   (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            4p

Past Performance                           6p

Fees and Expenses                          8p

Investment Manager                         9p

Buying and Selling Shares                 10p

Valuing Fund Shares                       10p

Investment Options                        11p

Purchasing Shares                         11p

Transactions Through Third Parties        13p

Exchanging/Selling Shares                 13p

Distributions and Taxes                   17p

Financial Highlights                      18p


CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated.


--------------------------------------------------------------------------------
2p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

The Fund

GOAL

AXP S&P 500 Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


AXP S&P 500 Index Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy.

The Fund is not managed according to a traditional method of active investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of an index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment manager expects the correlation between the Fund and its respective index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

The Fund normally will invest in all stocks in the S&P 500 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks not included in the S&P 500 when it believes it would be a cost efficient way of approximating the S&P 500's performance to do so, for example, in anticipation of a stock being added to the index.


Indexing Strategies

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Fund normally will invest at least 80% of its total assets in securities that are contained in the applicable index. The investment manager will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's board will consider alternative arrangements. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

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3p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o  The security continues to be included in the index.

o Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

o  A company's market weighting otherwise changes with respect to the index.

o Timing of cash flows in and out of the Fund require the investment manager to sell a security.

For more information on investment strategies and the index, please refer to the Statement of Additional Information (SAI). "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by American Express Financial Advisors Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Tracking Error Risk


   Sector Risk


   Issuer Risk

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

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4p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

Tracking Error Risk

The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.


Sector Risk


In tracking an index, the Fund may have a considerable portion of its assets invested in one or more sectors of the market. This may lead to a greater market fluctuation than would occur with a fund invested in a wider spectrum of industries. The Fund will invest more than 25% of its total assets in a particular industry only if necessary to track its respective index.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

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5p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.

(bar chart)
                               CLASS D PERFORMANCE
                            (based on calendar years)

                                -10.04%   -12.42%   -22.59%   +27.81%   +10.23%
                                  2000      2001      2002      2003      2004


During the period shown in the bar chart, the highest return for a calendar quarter was +15.20% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -17.23% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return at Dec. 31, 2004 was +10.23%.


The performance of Class E may vary from that shown above because of differences in fees.


American Express Financial Corporation (AEFC) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2006, and these waivers and absorptions will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.64% for Class D and 0.39% for Class E.


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6p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2004)(a)
                                                           1 year       5 years    Since inception

S&P 500 Index Fund:
   Class D
      Return before taxes                                  +10.23%      -2.99%        -0.45%(b)
      Return after taxes on distributions                   +9.66%      -3.29%        -0.77%(b)
      Return after taxes on distributions
      and sale of fund shares                               +6.64%      -2.68%        -0.56%(b)
   Class E
      Return before taxes                                  +10.20%      -2.76%        -0.22%(b)
S&P 500 Index
(reflects no deduction for fees, expenses or taxes)        +10.88%      -2.30%        -0.75%(c)
Lipper S&P 500 Objective Funds Index                       +10.56%      -2.59%        -1.05%(c)

(a) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2006, and these waivers and absorptions will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.64% for Class D and 0.39% for Class E.

(b)  Inception date was Oct. 25, 1999.

(c)  Measurement period started Nov. 1, 1999.


Before-Tax Returns

This table shows total returns from hypothetical investments in Class D and Class E shares of the Fund. These returns are compared to the unmanaged indexes shown for the same periods. The performance of Class D will vary from Class E because of differences in fees. For purposes of this calculation we assumed no adjustments for taxes paid by an investor on the reinvested income and capital gains. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

After-Tax Returns

After-tax returns are shown only for Class D shares. After-tax returns for Class E will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.


The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there are no distributions or if the distributions are small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


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7p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(a) (fees paid directly from your investment)
                                                           Class D       Class E
Maximum sales charge (load) on purchases(b)
(as a percentage of offering price)                            0%           0%

Annual index account fee (for accounts under $10,000)         $10          $10


Annual Fund Operating Expenses(c) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:


                                                           Class D       Class E
Management fees                                             0.24%        0.24%
Distribution (12b-1) fees(d)                                0.25%        0.00%
Other expenses(e)                                           0.33%        0.32%
Total                                                       0.82%        0.56%
Fee waiver/expense reimbursement                            0.18%        0.17%
Net expenses                                                0.64%        0.39%


(a) A wire transfer charge ($25 - United States and $35 - International) may be deducted from your brokerage account for wire transfers made at your request.

(b) There are no sales loads; however, the Fund charges a redemption fee of 0.50% on shares redeemed within 180 days of purchase.


(c) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2006, and these waivers and absorptions will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.64% for Class D and 0.39% for Class E.

(d) 12b-1 fees are paid out of the Fund's assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(e) Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


Assume you invest $10,000 and the Fund earns a 5% annual return each year. Also assume that the operating expenses remain the same each year. You would pay the following expenses if you redeemed all of your shares at the end of the time periods indicated:

                                    1 year    3 years    5 years    10 years
Class D                              $65      $244        $438      $1,001
Class E                               40       163         296         688

AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2006, and these waivers and absorptions will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.64% for Class D and 0.39% for Class E.


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

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8p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

INVESTMENT MANAGER

David Factor, CFA, Portfolio Manager

o  Managed the Fund since 2001.

o  Joined AEFC in 1990.

o  Began investment career in 1996, becoming a quantitative analyst in 1999.

o  BSB, University of Minnesota.


The SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of securities in the Fund.


AEFC


The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.24% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Portfolio Holdings Disclosure

The Fund's Board of Directors has adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio securities held by the Fund. A description of these policies and procedures is included in the Fund's SAI.

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9p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

Buying and Selling Shares


The public offering price for each class of shares of the Fund is the net asset value (NAV). In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Orders in good form are priced at the NAV next determined after your order is placed with the Distributor or with authorized third parties. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through an authorized third party, consult that firm to determine its procedures for accepting and processing orders. The third party may charge a fee for its services.


VALUING FUND SHARES


The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.


When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

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10p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

INVESTMENT OPTIONS

1. Class D shares are sold without a sales charge through wrap fee programs or other investment products sponsored by an authorized broker-dealer, investment adviser, bank or other investment professional. Shareholders pay a 12b-1 fee of 0.25% for distribution services, including the services provided by investment professionals.

2. Class E shares are sold without a sales charge or 12b-1 fee through American Express brokerage accounts and qualifying institutional accounts.

Institutional investors should refer to the SAI to determine eligibility to invest in Class E.

PURCHASING SHARES

You may purchase shares of the Fund in a wrap fee product, a brokerage account or a qualifying institutional account. If you are investing through a wrap fee program or an entity other than the Distributor, some of the instructions, minimums, policies and cutoff times for investments may be different. You should contact your selling agent for more details. The following section explains how you can purchase shares from the Distributor.

If you do not have a mutual fund account, you will need to establish one. Contact your financial advisor or visit our Web site to establish an account.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return. For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).

The Fund and the Distributor reserve the right to refuse any purchase.

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11p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

Methods of purchasing shares

1 By regular or express mail

Mail checks (along with any applications) to:

American Express Funds
70400 AXP Financial Center
Minneapolis, MN 55474

2 By internet

Complete a brokerage account application online (www.americanexpress.com/trade) and mail the application to:

American Express Funds
70400 AXP Financial Center
Minneapolis, MN 55474

Corporations and other organizations should contact the Distributor at (800) 658-4677 to determine what additional forms may be necessary to open a brokerage account.

3 By telephone

You may use money in your brokerage account to make initial and subsequent purchases.

To place your order, call:

(800) 967-4377 for Wrap accounts, or

(800) 297-7378 for Brokerage accounts.

You must have money available in your brokerage account in order to purchase Fund shares.

4 By wire

Once your account is established, you may wire money into your brokerage account:

Wells Fargo Bank Minnesota, N.A.
Minneapolis, MN 55402
Routing Transit No. 121000248

Give these instructions:

Credit American Enterprise Investment Services Account #0001065930 for brokerage account # (your brokerage account number) for (your name). Please remember that you need to provide all 10 digits.

For instructions on how to wire money for wrap accounts, call (800) 967-4377.

Minimum wire amount:          $1,000

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12p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

Minimum Fund investment requirements

Your initial investment in the Fund may be as low as $2,000 ($1,000 for custodial accounts, Individual Retirement Accounts (IRAs) and certain other retirement plans). The minimum subsequent investment is $500 for all ownerships. After the minimum initial investment has been met, the minimums for systematic purchases are $100.

Minimum balance account requirements and annual account fee

The Fund reserves the right to sell your shares if, as a result of sales, the aggregate value of your holdings in the Fund drops below $1,000 ($500 for custodial accounts, IRAs and certain other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level. If you close your brokerage account, the Fund will automatically sell your shares and mail the proceeds to you.

An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). The fee may be deducted from either your year-end dividend distribution or through a redemption of shares. If your distribution is less than the fee, fractional shares will be redeemed to cover the difference. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of the dividend. This fee will not apply to certain qualifying institutional investors.

When and at what price shares will be purchased

Once your request is received and accepted by the Fund, your order will be priced at the next calculated NAV. See "Valuing Fund Shares."

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other information related to buying or selling shares, please refer to the appropriate section in the prospectus.

EXCHANGING/SELLING SHARES

To sell or exchange shares held through entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held directly with the Distributor.

There are no sales loads; however, the Fund charges a redemption fee on shares sold or exchanged within 180 days of purchase. This fee does not apply to qualifying institutional investors or to shares held in a wrap account.

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13p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

Exchanging Shares

You can exchange your shares of the Fund for shares of the same class of any other publicly offered American Express mutual fund at any time. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order. When exchanging into another fund you must meet that fund's minimum investment requirements.

Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the portfolio manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs. See "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.

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14p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

Selling Shares

You may sell your shares at any time. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after receipt by the Distributor of proper sale instructions, as follows:

Normally, payment for shares sold will be credited directly to your brokerage account on the next business day. However, the Fund may delay payment, but no later than seven days after the Distributor receives your selling instructions in proper form. Sale proceeds will be held in your brokerage account or mailed to you according to your account instructions.

If you recently purchased shares by check, your sale proceeds may be held in your brokerage account until your check clears (which may take up to 10 days from the purchase date) before a check is mailed to you.

The Fund reserves the right to redeem in kind.

Ways to request an exchange or sale of shares

By regular or express mail

You may request an exchange or sale by writing to:

American Express Funds
70400 AXP Financial Center
Minneapolis, MN 55474

The express mail delivery charges you pay will vary depending on the courier you select.

By internet

If you have a brokerage account you may exchange or sell shares from our Web site at (www.americanexpress.com/trade).

By telephone

You may exchange or sell shares by calling:

(800) 967-4377 for Wrap accounts, or

(800) 297-7378 for Brokerage accounts.

By wire

Money can be wired from your account to your bank account. Call the Distributor at the above numbers for additional information on wire transfers. A service fee ($25 - United States and $35 - International) may be charged against your brokerage account for each wire sent.

--------------------------------------------------------------------------------
15p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

To properly process your exchange or sale request we will need the following information:

o your account number(s) and your name (for exchanges, both funds must be registered in the same ownership),

o  your Social Security number or Employer Identification number,

o the name of the fund(s) and class of shares from which you wish to exchange or sell shares,

o  the dollar amount or number of shares you want to exchange or sell, and

o if a written request, a signature of at least one of the brokerage account holders in the exact form specified on the account.

Once an exchange or sale request is made it is irrevocable and cannot be modified or canceled.

Telephone exchange or sale requests received and accepted by the Fund, once the caller's identity and account ownership have been verified by the Distributor, will be processed at the next calculated NAV. See "Valuing Fund Shares."

Telephone Transactions

The privilege to initiate transactions by telephone is automatically available through your brokerage account. The Fund will honor any telephone transaction believed to be authentic and will use reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may modify or discontinue telephone privileges at any time.

Electronic Transactions

The ability to initiate transactions via the internet may be unavailable or delayed (for example, during periods of unusual market activity) at certain times. The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

--------------------------------------------------------------------------------
16p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund unless you request distributions in cash. We reinvest the distributions for you at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
17p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


Class D
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                             2005         2004         2003        2002       2001
Net asset value, beginning of period                                    $4.38        $3.31       $ 4.36       $5.30      $5.42
                                                                        -----        -----       ------       -----      -----
Income from investment operations:
Net investment income (loss)                                              .07          .04          .03         .02        .02
Net gains (losses) (both realized and unrealized)                         .17         1.07        (1.05)       (.91)      (.12)
                                                                        -----        -----       ------       -----      -----
Total from investment operations                                          .24         1.11        (1.02)       (.89)      (.10)
                                                                        -----        -----       ------       -----      -----
Less distributions:
Dividends from net investment income                                     (.07)        (.04)        (.03)       (.02)      (.01)
Distributions from realized gains                                          --           --           --        (.03)      (.01)
                                                                        -----        -----       ------       -----      -----
Total distributions                                                      (.07)        (.04)        (.03)       (.05)      (.02)
                                                                        -----        -----       ------       -----      -----
Net asset value, end of period                                          $4.55        $4.38       $ 3.31       $4.36      $5.30
                                                                        -----        -----       ------       -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $69          $70          $56         $38        $21
Ratio of expenses to average daily net assets(b),(c)                     .62%         .64%         .63%        .64%       .62%
Ratio of net investment income (loss) to average daily net assets       1.41%        1.13%        1.03%        .74%       .65%
Portfolio turnover rate (excluding short-term securities)                  6%           4%           9%         27%        82%
Total return                                                            5.43%       33.72%      (23.43%)    (16.74%)    (1.73%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class D would have been 0.82%, 0.69%, 0.84%, 0.97% and 1.18% for the years ended Jan. 31, 2005, 2004, 2003, 2002 and 2001, respectively.


--------------------------------------------------------------------------------
18p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

Class E
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                             2005         2004         2003        2002       2001
Net asset value, beginning of period                                    $4.39        $3.32       $ 4.37       $5.31      $5.42
                                                                        -----        -----       ------       -----      -----
Income from investment operations:
Net investment income (loss)                                              .08          .05          .04         .03        .03
Net gains (losses) (both realized and unrealized)                         .18         1.07        (1.05)       (.91)      (.11)
                                                                        -----        -----       ------       -----      -----
Total from investment operations                                          .26         1.12        (1.01)       (.88)      (.08)
                                                                        -----        -----       ------       -----      -----
Less distributions:
Dividends from net investment income                                     (.08)        (.05)        (.04)       (.03)      (.02)
Distributions from realized gains                                          --           --           --        (.03)      (.01)
                                                                        -----        -----       ------       -----      -----
Total distributions                                                      (.08)        (.05)        (.04)       (.06)      (.03)
                                                                        -----        -----       ------       -----      -----
Net asset value, end of period                                          $4.57        $4.39       $ 3.32       $4.37      $5.31
                                                                        -----        -----       ------       -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                                  $301         $398         $261        $187        $87
Ratio of expenses to average daily net assets(b),(c)                     .38%         .39%         .38%        .39%       .35%
Ratio of net investment income (loss) to average daily net assets       1.64%        1.37%        1.30%        .98%      1.05%
Portfolio turnover rate (excluding short-term securities)                  6%           4%           9%         27%        82%
Total return                                                            5.90%       33.91%      (23.24%)    (16.55%)    (1.35%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class E would have been 0.56%, 0.44%, 0.59%, 0.72% and 0.73% for the years ended Jan. 31, 2005, 2004, 2003, 2002 and 2001, respectively.


--------------------------------------------------------------------------------
19p   --   AXP S&P 500 INDEX FUND   --   2005 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds

70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Website address:
americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-5897

Ticker Symbol
Class D: ADIDX    Class E:ADIEX

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6434-99 J (4/05)

                      AXP(R) MARKET ADVANTAGE SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                         AXP(R) PORTFOLIO BUILDER SERIES

                   AXP(R) Portfolio Builder Conservative Fund

               AXP(R) Portfolio Builder Moderate Conservative Fund

                     AXP(R) Portfolio Builder Moderate Fund

                AXP(R) Portfolio Builder Moderate Aggressive Fund

                    AXP(R) Portfolio Builder Aggressive Fund

                   AXP(R) Portfolio Builder Total Equity Fund


 (singularly and collectively, where context requires, referred to as either the Fund or the Funds)


                                  APRIL 1, 2005

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained, without charge, from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.


The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Affiliated Funds, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                p.     3

Fundamental Investment Policies                                      p.     4

Investment Strategies and Types of Investments                       p.     5

Information Regarding Risks and Investment Strategies                p.     6

Security Transactions                                                p.    23

Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                            p.    24


Valuing Fund Shares                                                  p.    24


Portfolio Holdings Disclosure                                        p.    26

Proxy Voting                                                         p.    27

Investing in the Fund                                                p.    27


Selling Shares                                                       p.    29


Pay-out Plans                                                        p.    30


Taxes                                                                p.    31


Agreements                                                           p.    33

Organizational Information                                           p.    37

Board Members and Officers                                           p.    41

Control Persons and Principal Holders of Securities                  p.    44

Independent Registered Public Accounting Firm                        p.    44

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated.


--------------------------------------------------------------------------------
2 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Mutual Fund Checklist

      [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

      [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

      [X]     A higher rate of return typically involves a higher risk of loss.

      [X] Past performance is not a reliable indicator of future performance.

      [X]     ALL mutual funds have costs that lower investment return.

      [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

      [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                                  Market price            Shares
investment                                 of a share          acquired
  $100                                         $ 6.00              16.7
   100                                           4.00              25.0
   100                                           4.00              25.0
   100                                           6.00              16.7
   100                                           5.00              20.0
   ---                                           ----              ----
  $500                                         $25.00             103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. Under current Board policy, the Fund has no current intention to borrow to a material extent.

o  Issue senior securities, except as permitted under the 1940 Act.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The Fund itself does not intend to concentrate, however the aggregation of holdings of the underlying funds may result in the Fund indirectly investing more than 25% of its assets in a particular industry. The Fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the Fund following its investment objectives by investing in the underlying funds.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

The following are guidelines that may be changed by the board at any time:

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

The Fund invests in a combination of underlying AXP funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those listed above. The policies of the underlying funds may permit a Fund to engage in investment strategies indirectly that would otherwise be prohibited under the investment restrictions listed above. The investment policies of the underlying funds are located in their respective SAIs.

--------------------------------------------------------------------------------
4 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Investment Strategies and Types of Investments


This table shows various investment strategies and investments that the Funds, and the underlying funds in which they invest, are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager, or in the case of AXP Partners Funds, the subadviser (together, the investment manager) may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Funds' ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments                 Allowable for the underlying funds?   Allowable for the Fund?

Agency and Government Securities                                             yes                              yes
Borrowing                                                                    yes                              yes
Cash/Money Market Instruments                                                yes                              yes
Collateralized Bond Obligations                                              yes                               no
Commercial Paper                                                             yes                              yes
Common Stock                                                                 yes                               no
Convertible Securities                                                       yes                               no
Corporate Bonds                                                              yes                               no
Debt Obligations                                                             yes                               no
Depositary Receipts                                                          yes                               no


Derivative Instruments (including Options and Futures)                       yes                               no


Exchange-Traded Funds                                                        yes                               no
Foreign Currency Transactions                                                yes                               no
Foreign Securities                                                           yes                               no
Funding Agreements                                                           yes                              yes
High-Yield (High-Risk) Securities (Junk Bonds)                               yes                              no*


Illiquid and Restricted Securities                                           yes                               no


Indexed Securities                                                           yes                               no
Inflation Protected Securities                                               yes                               no
Inverse Floaters                                                             yes                               no
Investment Companies                                                         yes                              yes
Lending of Portfolio Securities                                              yes                              yes
Loan Participations                                                          yes                               no
Mortgage- and Asset-Backed Securities                                        yes                               no
Mortgage Dollar Rolls                                                        yes                               no
Municipal Obligations                                                        yes                               no
Preferred Stock                                                              yes                               no
Real Estate Investment Trusts                                                yes                               no
Repurchase Agreements                                                        yes                               no
Reverse Repurchase Agreements                                                yes                               no
Short Sales                                                                  yes                               no
Sovereign Debt                                                               yes                               no
Structured Products                                                          yes                               no
Swap Agreements                                                              yes                               no
Variable- or Floating-Rate Securities                                        yes                              yes
Warrants                                                                     yes                               no
When-Issued Securities and Forward Commitments                               yes                               no
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                         yes                               no

* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

--------------------------------------------------------------------------------
5 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

The information in this SAI describes risks, investment strategies, security transactions, brokerage and proxy voting practices that generally apply to the underlying funds. This information may also apply to the Fund to the extent the Fund invests directly in securities rather than investing in an underlying fund.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, such as payments due on a bond or a note. The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk

Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.

Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

--------------------------------------------------------------------------------
6 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk.

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES


The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund and which are applicable to the underlying funds.


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Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

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The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

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The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

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Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

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Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.
A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, a fund would hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

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Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies.
Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on

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OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

Funding Agreements

A Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and

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instrumentalities the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities


Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.


Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

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Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings.
(See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

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Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

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20 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.


CMBS Total Return Swaps. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities.


--------------------------------------------------------------------------------
21 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

--------------------------------------------------------------------------------
22 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Security Transactions


Subject to policies set by the board, AEFC is authorized to determine, consistent with the fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, the underlying funds, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.


The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.


On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds including the underlying funds, for which it acts as investment manager.


Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.


When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.


All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.


Each investment decision made for the fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the fund, the fund hopes to gain an overall advantage in execution. On occasion, the fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.


--------------------------------------------------------------------------------
23 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Funds paid total brokerage commissions of $0 for fiscal period ended Jan. 31, 2005. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Funds.

As of the end of the most recent fiscal period, the Funds held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rates for the most recent fiscal period are as follows:

Fund                                              Fiscal period 2005
Conservative Fund                                         51%
Moderate Conservative Fund                                28
Moderate Fund                                             28
Moderate Aggressive Fund                                  31
Aggressive Fund                                           38
Total Equity Fund                                         39


Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the most recent fiscal period for the Funds.



Valuing Fund Shares


As of the end of the most recent fiscal period, the computation looked like this:

Conservative Fund               Net assets                       Shares outstanding               Net asset value of one share
Class A                       $39,897,123        divided by          3,898,848          equals                  $10.23
Class B                        20,554,920                            2,013,651                                   10.21
Class C                         4,481,347                              439,018                                   10.21
Class Y                            10,201                                1,000                                   10.20

Moderate Conservative Fund      Net assets                       Shares outstanding               Net asset value of one share
Class A                       $77,638,291        divided by          7,502,281          equals                  $10.35
Class B                        33,819,808                            3,276,549                                   10.32
Class C                         5,954,341                              576,615                                   10.33
Class Y                            10,338                                1,000                                   10.34

Moderate Fund                   Net assets                       Shares outstanding               Net asset value of one share
Class A                      $189,888,226        divided by         18,140,369          equals                  $10.47
Class B                        71,814,179                            6,883,820                                   10.43
Class C                         7,955,750                              761,900                                   10.44
Class Y                            40,620                                3,879                                   10.47


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24 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Moderate Aggressive Fund        Net assets                       Shares outstanding               Net asset value of one share
Class A                      $245,769,977        divided by         23,417,138          equals                  $10.50
Class B                        67,228,623                            6,423,185                                   10.47
Class C                         6,552,993                              626,119                                   10.47
Class Y                            33,480                                3,188                                   10.50

Aggressive Fund                 Net assets                       Shares outstanding               Net asset value of one share
Class A                      $119,627,607        divided by         11,362,951          equals                  $10.53
Class B                        35,834,966                            3,418,749                                   10.48
Class C                         3,083,372                              294,292                                   10.48
Class Y                            47,631                                4,524                                   10.53

Total Equity Fund               Net assets                       Shares outstanding               Net asset value of one share
Class A                       $92,091,638        divided by          8,732,306          equals                  $10.55
Class B                        28,227,386                            2,688,269                                   10.50
Class C                         2,332,601                              222,136                                   10.50
Class Y                            83,553                                7,917                                   10.55

The net asset value (NAV) is the value of a single share of a Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The assets of the Fund consist primarily of shares of the underlying funds, which are valued at their NAVs. Certain short-term securities, which the Fund may hold, with maturities of 60 days or less, are valued at their amortized cost.

Each underlying fund's NAV is based on the valuation of the securities held in the underlying fund's portfolio, which are valued as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open, as follows:


o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.

o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

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25 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Portfolio Holdings Disclosure

The Fund's board of directors and AEFC believe that the investment ideas of AEFC and any Fund Subadviser with respect to management of a Fund should benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or by using Fund portfolio holdings information for stock picking. However, the Fund's board also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.


The Fund's board has therefore adopted AEFC's policies and approved AEFC's procedures, including AEFC's oversight of Subadviser practices relating to disclosure of the Funds' portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the Fund not to provide or permit others to provide holdings information on a selective basis, and AEFC does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the Fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Fund and its shareholders. Although AEFC seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may AEFC, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.


A complete schedule of the Fund's portfolio holdings is available semiannually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of the Fund's fiscal quarter, on the Securities and Exchange Commission's Website. Once holdings information is filed with the SEC, it will also be posted on the website (www.americanexpress.com), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, AEFC makes publicly available, on a monthly basis, information regarding the Fund's top ten holdings (including name and percentage of a Fund's assets invested in each such holding) and the percentage breakdown of a Fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the Fund. This holdings information is generally not released until it is at least 30 days old.

From time to time, AEFC may make partial or complete Fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its directors, officers, and employees, and those of its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the Fund (including, without limitation, custodians, auditors, subadvisers, financial printers, pricing services, proxy voting services, and parties that deliver analytical, statistical, trading or other investment related services), and (2) to facilitate the review and/or rating of the Fund by ratings and rankings agencies (including, for example, Morningstar, Inc., Thomson Financial and Lipper Inc.). In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (e.g., applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the Fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.


The Fund's board has adopted the policies of AEFC and approved the procedures AEFC has established to ensure that the Fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from AEFC's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the Funds' board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of the Fund and its shareholders, to consider any potential conflicts of interest between the Fund, AEFC, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by the Fund's Chief Compliance Officer or the Fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Funds' shares,


--------------------------------------------------------------------------------
26 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above. Although AEFC has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

Proxy Voting

The Portfolio Builder Funds only own shares of other AXP funds and vote proxies of these funds whenever shareholder meetings are held which, unless a special shareholder meeting is called.

The Portfolio Builder Funds will vote for, against or abstain on each proposal that the underlying AXP fund sets forth in its proxy soliciting material in the same percentage as the public shareholders of the underlying AXP fund vote the proposal. The Portfolio Builder Funds do not invest in publicly-held operating companies.

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.

Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. The sales charge is paid to the Distributor by the person buying the shares.

Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:
                                           Moderate Fund
                                     Moderate Aggressive Fund
                                          Aggressive Fund                                    Conservative Fund
                                         Total Equity Fund                              Moderate Conservative Fund
                                 Sales charge as a percentage of:                    Sales charge as a percentage of:
Total market value        Public offering price      Net amount invested      Public offering price       Net amount invested
Up to $49,999                     5.75%                     6.10%                     4.75%                      4.99%
$50,000-$99,999                   4.75                      4.99                      4.25                       4.44
$100,000-$249,999                 3.50                      3.63                      3.50                       3.63
$250,000-$499,999                 2.50                      2.56                      2.50                       2.56
$500,000-$999,999                 2.00                      2.04                      2.00                       2.04
$1,000,000 or more                0.00                      0.00                      0.00                       0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                                                                          Number of participants
Total plan assets                                                                     1-99                    100 or more
Less than $1 million                                                                   4%                        0%
$1 million or more                                                                     0%                        0%

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27 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Class A -- Reducing the Sales Charge

For purposes of reducing the sales charge:

o If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

o If the parents or guardians of a minor child who is the beneficiary of one or more UGMA/UTMA accounts are not members of the same primary household group, the Distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the Distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

Class A -- Letter of Intent (LOI)


If you intend to invest $50,000 or more over a period of time, you can reduce the sales charge in Class A by completing an LOI form and committing to invest a certain amount. The LOI must be filed with the Distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the Distributor's corporate office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. An LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.


Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o  Qualified employee benefit plans* if the plan:

   o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

     o at least $10 million in plan assets or

     o 500 or more participants; or

   o does not use daily transfer recordkeeping and has

     o at least $3 million invested in American Express mutual funds or

     o 500 or more participants.

A plan that qualifies for investment in Class Y may continue to invest in Class Y even if it subsequently falls below the required level of assets or participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

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28 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

--------------------------------------------------------------------------------
29 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.

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30 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Taxes

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. If the Fund has a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal period, the percent of the Funds' net investment income dividends that qualified for the corporate deduction was 5.46%, 7.66%, 10.03%, 13.43%, 16.99% and 20.84% for AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund, respectively.


Under the provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).


The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for stock and 90 days for preferreds). The QDI for individuals for the most recent fiscal period was 9.73%, 13.39%, 17.52%, 23.64%, 29.31% and 36.74% for AXP Portfolio Builder
Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund, respectively.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

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31 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend must be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of the Fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the Fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder when the shares are sold.

The Fund intends to distribute its net investment income and net capital gains to shareholders in accordance with the timing requirements of the Code. Because the Fund will invest most, if not all, of its assets in shares of underlying funds, its distributable income and gains will normally consist entirely of distributions from underlying funds and gains and losses on the sale of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, a Fund will not be able to recognize its shares of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it sells the shares of the underlying fund. Moreover, even when a Fund does sell the shares, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its sale of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules (including the wash sale rule), the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders may be greater than those amounts would have been had the Fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction and qualified dividend treatment, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.

Depending on the Fund's percentage ownership in an underlying fund both before and after a redemption of shares of the underlying fund, the Fund may be treated as not receiving capital gain income on the amount by which the distribution exceeds the tax basis of the Fund in the shares of the underlying fund, but rather as receiving a dividend. Such a distribution may be treated as qualified dividend income and thus eligible to be taxed at the rates applicable to long-term capital gain. However, dividends of a Fund may not be eligible for treatment as qualified dividend income unless the holding period and other requirements for such treatment are met by both the Fund and the underlying funds, as well as by the shareholder. If qualified dividend income treatment is not available, the distribution may be taxed at ordinary income rates. This could cause shareholders of the Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

--------------------------------------------------------------------------------
32 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee at an annual rate of 0.08%. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.


The management fee is paid monthly. Under the agreement, the total amount paid for the following fiscal period was as follows: .

Fund                                                                                                   Fiscal period 2005
Conservative Fund                                                                                          $ 23,875
Moderate Conservative Fund                                                                                   43,118
Moderate Fund                                                                                                93,838
Moderate Aggressive Fund                                                                                    112,009
Aggressive Fund                                                                                              55,141
Total Equity Fund                                                                                            43,835

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by AEFC, paid by each Fund for the following fiscal period were as follows:

Fund                                                                                                   Fiscal period 2005
Conservative Fund                                                                                          $ 43,296
Moderate Conservative Fund                                                                                   75,264
Moderate Fund                                                                                               142,907
Moderate Aggressive Fund                                                                                    116,480
Aggressive Fund                                                                                              34,746
Total Equity Fund                                                                                            27,696


Basis for board approving the investment advisory contract


The Funds became publicly available on March 4, 2004. Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement based on:


o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o  reasonable level of AEFC's profitability from its mutual fund operations.

--------------------------------------------------------------------------------
33 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Portfolio Managers

The Portfolio Managers of the Funds are Kent M. Bergene, David M. Joy, Michelle Keeley, and William F. Truscott. They are the individuals who are primarily responsible for investing the Fund's assets on a daily basis.

Other Accounts Managed

As of Jan. 31, 2005, Messrs. Bergene, Joy, and Truscott, and Ms. Keeley, served as portfolio managers for (i) no other registered investment companies, (ii) no other pooled investment vehicles, and (iii) no other accounts. However, Mr. Truscott, who serves as Chief Investment Officer for AEFC, and Ms. Keeley, who serves as Senior Vice President, Fixed Income for AEFC, oversee the portfolio managers who manage other accounts for AEFC, including the underlying funds in which the Funds invest, and other accounts managed by AEFC and its affiliates including institutional assets, proprietary assets and hedge funds. Mr. Bergene has overall accountability for the group that monitors the sub-advisers for the AXP Partners Funds, and for making recommendations to the Boards of Directors on changes to such sub-advisers.

Potential Conflicts of Interest

Because each Fund in the Portfolio Builder Series is a fund-of-funds, management of the Funds differs from that of the other AXP Funds. The portfolio management process for the Funds is set forth generally below and in more detail in the Funds' prospectus.

Management of the portfolios is based on initial asset class guidance provided by the Capital Markets Committee, a group of AEFC investment professionals, and subsequent allocation determinations by the Asset Allocation Committee and Fund Selection Committee within established guidelines set forth in the prospectus. The Asset Allocation Committee, comprised of Messrs. Joy and Truscott, and Ms. Keeley, determines each Fund's allocation among the three main asset classes (equity -- including exposure to real estate securities, fixed income and cash) and allocation among investment categories within each asset class. The Fund Selection Committee, comprised of Messrs. Bergene, Joy, and Truscott, and Ms. Keeley, determines each Fund's allocation among the underlying funds. These allocation determinations are reviewed by the Asset Allocation Committee and Fund Selection Committee at least quarterly.

Because of the structure of the Funds (as funds-of-funds), the potential conflicts of interest for Messrs. Bergene, Joy, and Truscott, and Ms. Keeley, are different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest are generally discussed in the prospectus.

Structure of Compensation

The compensation of Messrs. Bergene, Joy, and Truscott, and Ms. Keeley, as AEFC employees, consists of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for Messrs. Joy and Truscott, and Ms. Keeley, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for Mr. Bergene, on developing competitive products, managing existing products, and selecting and monitoring sub-advisers for the AXP Partners Funds. In addition, subject to certain vesting requirements, the compensation of Messrs. Joy and Truscott, and Ms. Keeley, includes an annual award based on the performance of AEFC's parent company and certain of its affiliates over rolling three-year periods. AEFC's portfolio managers are provided with a benefit package including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other AEFC employees. Depending upon their job level, AEFC's portfolio managers may also be eligible for other benefits or perquisites that are available to all AEFC employees at the same job level.


--------------------------------------------------------------------------------
34 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Ownership of Fund Shares

At the close of business on January 31, 2005, the portfolio managers' beneficial ownership of shares in the Funds was as follows:

                                                       Moderate                     Moderate
                                      Conservative   Conservative     Moderate     Aggressive     Aggressive    Total Equity
Portfolio Manager                         Fund           Fund           Fund          Fund           Fund           Fund
Kent M. Bergene                           none           none           none       $1-$10,000        none           none
David M. Joy                              none           none           none          none           none     $100,001-$500,000
William F. Truscott                       none           none           none    $100,001-$500,000    none           none
Michelle Keeley                           none           none           none          none           none           none


ADMINISTRATIVE SERVICES AGREEMENT


The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee, at an annual rate of 0.02%, is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the following fees were paid for the most recent fiscal period.

Fund                                                                                                          2005
Conservative Fund                                                                                           $ 5,969
Moderate Conservative Fund                                                                                   10,779
Moderate Fund                                                                                                23,460
Moderate Aggressive Fund                                                                                     28,002
Aggressive Fund                                                                                              13,785
Total Equity Fund                                                                                            10,959


Third parties with which AEFC contracts to provide services for the Fund or its shareholders may pay a fee to AEFC to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the Fund.

TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC located at 70100 AXP Financial Center, Minneapolis, Minnesota 55474). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate is determined as follows:

Fund                             Class A      Class B    Class C    Class Y
-----------------------------------------------------------------------------
Conservative                     $20.50       $21.50     $21.00     $18.50
Moderate Conservative
-----------------------------------------------------------------------------
Moderate                         $19.50       $20.50     $20.00     $17.50
Moderate Aggressive
Aggressive
Total Equity
-----------------------------------------------------------------------------

In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.

--------------------------------------------------------------------------------
35 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

DISTRIBUTION AGREEMENT

American Express Financial Advisors Inc., located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges and the amount retained after paying commissions to personal financial advisors, and other expenses was as follows:


                                                                                                            2005
                                                                                                Sales              Amount
                                                                                               charges           retained by
Fund                                                                                          collected        the Distributor
Conservative Fund                                                                             $  722,689         $  178,650
Moderate Conservative Fund                                                                     1,603,913            530,042
Moderate Fund                                                                                  3,810,185          1,309,727
Moderate Aggressive Fund                                                                       6,114,118          2,610,071
Aggressive Fund                                                                                2,689,735          1,129,812
Total Equity Fund                                                                              1,393,255            509,719


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a

--------------------------------------------------------------------------------
36 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal period, the Fund paid the following fees:

                                                                                    Class of shares
Fund                                                                Class A              Class B             Class C
Conservative Fund                                                  $ 47,394             $ 90,296             $18,476
Moderate Conservative Fund                                           88,986              154,618              28,321
Moderate Fund                                                       207,226              306,025              37,943
Moderate Aggressive Fund                                            269,870              290,686              29,798
Aggressive Fund                                                     131,509              148,824              14,167
Total Equity Fund                                                   103,536              123,254              10,069


The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

CUSTODIAN AGREEMENT


The Fund's securities (other than underlying funds) and cash; if any, are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. The custodian is reimbursed for out-of-pocket expenses. In addition, for holdings other than holdings in American Express funds, the Fund pays the custodian a maintenance charge and a charge per transaction. The Fund and the custodian have agreed that the custodian is entitled to rely on American Express Financial Corporation (AEFC) for an accounting of the number of shares of underlying American Express funds, if any, held, purchased or redeemed by the Fund and to delegate to AEFC the responsibility for reporting to the Fund.


The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

--------------------------------------------------------------------------------
37 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                              Date of          Form of          State of      Fiscal
Fund                                                       organization     organization      organization   year end    Diversified
AXP(R) California Tax-Exempt Trust                                4/7/86     Business Trust(2)       MA        6/30
   AXP(R) California Tax-Exempt Fund                                                                                           No
AXP(R) Dimensions Series, Inc.                          2/20/68, 6/13/86(1)     Corporation       NV/MN        7/31
   AXP(R) New Dimensions Fund                                                                                                 Yes
AXP(R) Discovery Series, Inc.                           4/29/81, 6/13/86(1)     Corporation       NV/MN        7/31
   AXP(R) Core Bond Fund                                                                                                      Yes
   AXP(R) Discovery Fund                                                                                                      Yes
   AXP(R) Income Opportunities Fund                                                                                           Yes
   AXP(R) Inflation Protected Securities Fund                                                                                  No
   AXP(R) Limited Duration Bond Fund                                                                                          Yes
AXP(R) Equity Series, Inc.                              3/18/57, 6/13/86(1)     Corporation       NV/MN       11/30
   AXP(R) Equity Select Fund                                                                                                  Yes
AXP(R) Fixed Income Series, Inc.                        6/27/74, 6/31/86(1)     Corporation       NV/MN        8/31
   AXP(R) Diversified Bond Fund(3)                                                                                            Yes
AXP(R) Global Series, Inc.                                      10/28/88        Corporation          MN       10/31
   AXP(R) Global Bond Fund                                                                                                     No
   AXP(R) Global Technology Fund                                                                                               No
   AXP(R) Threadneedle Emerging Markets Fund(6)                                                                               Yes
   AXP(R) Threadneedle Global Balanced Fund(6)                                                                                Yes
   AXP(R) Threadneedle Global Equity Fund(4),(6)                                                                              Yes
AXP(R) Government Income Series, Inc.                            3/12/85        Corporation          MN        5/31
   AXP(R) Short Duration U.S. Government Fund(3)                                                                              Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                       Yes
AXP(R) Growth Series, Inc.                              5/21/70, 6/13/86(1)     Corporation       NV/MN        7/31
   AXP(R) Growth Fund                                                                                                         Yes
   AXP(R) Large Cap Equity Fund                                                                                               Yes
   AXP(R) Large Cap Value Fund                                                                                                Yes
   AXP(R) Quantitative Large Cap Equity Fund                                                                                  Yes
AXP(R) High Yield Income Series, Inc.                            8/17/83        Corporation          MN        5/31
   AXP(R) High Yield Bond Fund(3)                                                                                             Yes
AXP(R) High Yield Tax-Exempt Series, Inc.              12/21/78, 6/13/86(1)     Corporation       NV/MN       11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                          Yes
AXP(R) Income Series, Inc.                              2/10/45, 6/13/86(1)     Corporation       NV/MN        5/31
   AXP(R) Selective Fund                                                                                                      Yes
AXP(R) International Series, Inc.                                7/18/84        Corporation          MN       10/31
   AXP(R) Threadneedle European Equity Fund(6)                                                                                 No
   AXP(R) Threadneedle International Fund(6)                                                                                  Yes
AXP(R) Investment Series, Inc.                          1/18/40, 6/13/86(1)     Corporation       NV/MN        9/30
   AXP(R) Diversified Equity Income Fund                                                                                      Yes
   AXP(R) Mid Cap Value Fund                                                                                                  Yes
   AXP(R) Mutual                                                                                                              Yes
AXP(R) Managed Series, Inc.                                      10/9/84        Corporation          MN        9/30
   AXP(R) Managed Allocation Fund                                                                                             Yes

--------------------------------------------------------------------------------
38 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                              Date of          Form of          State of      Fiscal
Fund                                                       organization     organization      organization   year end    Diversified
AXP(R) Market Advantage Series, Inc.                             8/25/89        Corporation          MN        1/31
   AXP(R) Portfolio Builder Conservative Fund                                                                                  No
   AXP(R) Portfolio Builder Moderate Conservative Fund                                                                         No
   AXP(R) Portfolio Builder Moderate Fund                                                                                      No
   AXP(R) Portfolio Builder Moderate Aggressive Fund                                                                           No
   AXP(R) Portfolio Builder Aggressive Fund                                                                                    No
   AXP(R) Portfolio Builder Total Equity Fund                                                                                  No

   AXP(R) S&P 500 Index Fund                                                                                                  Yes

   AXP(R) Small Company Index Fund                                                                                            Yes
AXP(R) Money Market Series, Inc.                        8/22/75, 6/13/86(1)     Corporation       NV/MN        7/31
   AXP(R) Cash Management Fund                                                                                                Yes
AXP(R) Partners Series, Inc.                                     3/20/01        Corporation          MN        5/31
   AXP(R) Partners Aggressive Growth Fund                                                                                     Yes
   AXP(R) Partners Fundamental Value Fund                                                                                     Yes
   AXP(R) Partners Growth Fund                                                                                                Yes
   AXP(R) Partners Select Value Fund                                                                                          Yes
   AXP(R) Partners Small Cap Core Fund                                                                                        Yes
   AXP(R) Partners Small Cap Value Fund                                                                                        No
   AXP(R) Partners Value Fund                                                                                                 Yes
AXP(R) Partners International Series, Inc.                        5/9/01        Corporation          MN       10/31
   AXP(R) Partners International Aggressive Growth Fund                                                                       Yes
   AXP(R) Partners International Core Fund                                                                                    Yes
   AXP(R) Partners International Select Value Fund                                                                            Yes
   AXP(R) Partners International Small Cap Fund                                                                               Yes
AXP(R) Sector Series, Inc.                                       3/25/88        Corporation          MN        6/30
   AXP(R) Dividend Opportunity Fund(5)                                                                                        Yes
   AXP(R) Real Estate Fund                                                                                                     No
AXP(R) Selected Series, Inc.                                     10/5/84        Corporation          MN        3/31
   AXP(R) Precious Metals Fund                                                                                                 No
AXP(R) Special Tax-Exempt Series Trust                            4/7/86     Business Trust(2)       MA        6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                             Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                        No
   AXP(R) Michigan Tax-Exempt Fund                                                                                             No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                            No
   AXP(R) New York Tax-Exempt Fund                                                                                             No
   AXP(R) Ohio Tax-Exempt Fund                                                                                                 No
AXP(R) Stock Series, Inc.                               2/10/45, 6/13/86(1)     Corporation       NV/MN        9/30
   AXP(R) Stock Fund                                                                                                          Yes
AXP(R) Strategy Series, Inc.                                     1/24/84        Corporation          MN        3/31
   AXP(R) Equity Value Fund                                                                                                   Yes
   AXP(R) Partners Small Cap Growth Fund                                                                                      Yes
   AXP(R) Small Cap Advantage Fund                                                                                            Yes
   AXP(R) Strategy Aggressive Fund                                                                                            Yes

--------------------------------------------------------------------------------
39 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                              Date of          Form of          State of      Fiscal
Fund                                                       organization     organization      organization   year end    Diversified
AXP(R) Tax-Exempt Series, Inc.                          9/30/76, 6/13/86(1)     Corporation       NV/MN       11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                                        Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                                Yes
AXP(R) Tax-Free Money Series, Inc.                      2/29/80, 6/13/86(1)     Corporation       NV/MN       12/31
   AXP(R) Tax-Free Money Fund                                                                                                 Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(4) Effective Oct. 20, 2003, AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(5) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.

(6) Effective July 9, 2004, AXP(R) Emerging Markets Fund changed its name to AXP(R) Threadneedle Emerging Markets Fund, AXP(R) European Equity Fund changed its name to AXP(R) Threadneedle European Equity Fund, AXP(R) Global Balanced Fund changed its name to AXP(R) Threadneedle Global Balanced Fund, AXP(R) Global Equity Fund changed its name to AXP(R) Threadneedle Global Equity Fund, and AXP(R) International Fund changed its name to AXP(R) Threadneedle International Fund.

--------------------------------------------------------------------------------
40 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 89 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age              Position held with   Principal occupation     Other directorships      Committee
                                Fund and length of   during past five years                            memberships
                                service
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Arne H. Carlson                 Board member         Chair, Board Services                             Joint Audit,
901 S. Marquette Ave.           since 1999           Corporation (provides                             Contracts,
Minneapolis, MN 55402                                administrative                                    Executive,
Age 70                                               services to boards).                              Investment
                                                     Former Governor  of                               Review,  Board
                                                     Minnesota                                         Effectiveness
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Philip J. Carroll, Jr.          Board member         Retired Chairman and     Scottish Power PLC,      Joint Audit,
901 S. Marquette Ave.           since 2002           CEO, Fluor Corporation   Vulcan Materials         Executive,
Minneapolis, MN 55402                                (engineering and         Company, Inc.            Investment Review
Age 67                                               construction) since      (construction
                                                     1998                     materials/chemicals)
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Livio D. DeSimone               Board member         Retired Chair of the     Cargill, Incorporated    Joint Audit,
30 Seventh Street East          since 2001           Board and Chief          (commodity merchants     Contracts,
Suite 3050                                           Executive Officer,       and processors),         Executive
St. Paul, MN 55101-4901                              Minnesota Mining and     General Mills, Inc.
Age 70                                               Manufacturing (3M)       (consumer foods),
                                                                              Vulcan Materials
                                                                              Company (construction
                                                                              materials/chemicals),
                                                                              Milliken & Company
                                                                              (textiles and
                                                                              chemicals), and Nexia
                                                                              Biotechnologies, Inc.
------------------------------- -------------------- ------------------------ ------------------------ --------------------

Patricia M. Flynn               Board member         Trustee Professor of     BostonFed Bancorp,       Investment Review,
901 S. Marquette Ave.           since 2004           Economics and            Inc. (holding company)   Joint Audit
Minneapolis, MN 55402                                Management, Bentley      and its subsidiary
Age 53                                               College since 2002;      Boston Federal Savings
                                                     former Dean, McCallum    Bank
                                                     Graduate School of
                                                     Business, Bentley
                                                     College from  1999 to
                                                     2002
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Anne P. Jones                   Board member         Attorney and Consultant                           Joint Audit,
901 S. Marquette Ave.           since 1985                                                             Board
Minneapolis, MN 55402                                                                                  Effectiveness,
Age 69                                                                                                 Executive,
                                                                                                       Investment Review
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Stephen R. Lewis, Jr.           Board member         Retired President and    Valmont Industries,      Contracts,
901 S. Marquette Ave.           since 2002           Professor of             Inc. (manufactures       Investment
Minneapolis, MN 55402                                Economics, Carleton      irrigation systems)      Review,
Age 65                                               College                                           Executive, Board
                                                                                                       Effectiveness
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Catherine James Paglia          Board member         Director, Enterprise     Strategic                Investment Review
901 S. Marquette Ave.           since 2004           Asset  Management,       Distribution, Inc.
Minneapolis, MN 55402                                Inc. (private real       (transportation,
Age 52                                               estate  and asset        distribution and
                                                     management company)      logistics consultants)
                                                     since 1999

------------------------------- -------------------- ------------------------ ------------------------ --------------------
Alan K. Simpson                 Board member         Former three-term                                 Investment
1201 Sunshine Ave.              since 1997           United States Senator                             Review,  Board
Cody, WY 82414                                       for Wyoming                                       Effectiveness
Age 73
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Alison Taunton-Rigby            Board member since   Founder and Chief        Hybridon, Inc.           Investment
901 S. Marquette Ave.           2002                 Executive Officer,       (biotechnology)          Review,  Contracts
Minneapolis, MN 55402                                RiboNovix, Inc. since
Age 60                                               2004;  President,
                                                     Forester Biotech since
                                                     2000; prior to that,
                                                     President and CEO,
                                                     Aquila
                                                     Biopharmaceuticals,
                                                     Inc.
------------------------------- -------------------- ------------------------ ------------------------ --------------------



--------------------------------------------------------------------------------
41 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Board Member Affiliated with AEFC*


Name, address, age              Position held with   Principal occupation     Other directorships      Committee
                                Fund and length of   during past five years                            memberships
                                service
------------------------------- -------------------- ------------------------ ------------------------ --------------------
William F. Truscott             Board member         Senior Vice President
53600 AXP Financial Center      since 2001,  Vice    - Chief Investment
Minneapolis, MN 55474           President  since     Officer of AEFC since
Age 44                          2002                 2001. Former Chief
                                                     Investment Officer and
                                                     Managing Director,
                                                     Zurich Scudder
                                                     Investments
------------------------------- -------------------- ------------------------ ------------------------ --------------------


* Interested person by reason of being an officer, director and/or employee of AEFC.


The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age              Position held with   Principal occupation     Other directorships      Committee
                                Fund and length of   during past five years                            memberships
                                service
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Jeffrey P. Fox                  Treasurer since      Vice President -
105 AXP Financial Center        2002                 Investment Accounting,
Minneapolis, MN 55474                                AEFC, since 2002; Vice
Age 49                                               President - Finance,
                                                     American Express
                                                     Company, 2000-2002;
                                                     Vice President -
                                                     Corporate Controller,
                                                     AEFC, 1996-2000
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Paula R. Meyer                  President since      Senior Vice President
596 AXP Financial Center        2002                 and General Manager -
Minneapolis, MN 55474                                Mutual Funds, AEFC,
Age 50                                               since 2002; Vice
                                                     President and Managing
                                                     Director - American
                                                     Express Funds, AEFC,
                                                     2000-2002; Vice
                                                     President, AEFC,
                                                     1998-2000
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Leslie L. Ogg                   Vice President,      President of Board
901 S. Marquette Ave.           General Counsel,     Services Corporation
Minneapolis, MN 55402           and Secretary
Age 66                          since 1978
------------------------------- -------------------- ------------------------ ------------------------ --------------------

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), its subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work

Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held five meetings during the last fiscal year.

--------------------------------------------------------------------------------
42 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held five meetings during the last fiscal year.


BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.

Dollar range of equity securities beneficially owned on Dec. 31, 2004

Based on net asset values as of Dec. 31, 2004


                                               Dollar range of equity securities in                 Aggregate dollar range of
                                           Moderate                Moderate                 Total   equity securities of all
                           Conservative  Conservative  Moderate   Aggressive Aggressive    Equity    American Express Funds
                               Fund          Fund        Fund        Fund       Fund        Fund    overseen by Board Member
                               Range         Range       Range       Range      Range       Range             Range
Arne H. Carlson                none          none        none        none       none        none          over $100,000
Philip J. Carroll, Jr.*        none          none        none        none       none        none              none
Livio D. DeSimone*             none          none        none        none       none        none          over $100,000
Patricia M. Flynn              none          none        none        none       none        none         $10,001-$50,000
Anne P. Jones                  none          none        none        none       none        none          over $100,000
Stephen R. Lewis, Jr.*         none          none        none        none       none        none         $10,001-$50,000
Catherine James Paglia         none          none        none        none       none        none              none
Alan K. Simpson                none          none        none        none       none        none          over $100,000
Alison Taunton-Rigby           none          none        none        none       none        none          over $100,000
William F. Truscott            none          none        none        none       none        none          over $100,000

* Three independent directors have deferred compensation and invested in share equivalents. As of Dec. 31, 2004, each owned:

  Phillip J. Carroll, Jr.   AXP Global Technology Fund                   $10,001-$50,000

  Livio D. DeSimone         AXP High Yield Bond Fund                    $50,001-$100,000
                            AXP Partners Small Cap Value Fund           $50,001-$100,000
                            AXP Small Cap Advantage Fund                $50,001-$100,000

  Stephen R. Lewis, Jr.     AXP Diversified Equity Income Fund                $1-$10,000
                            AXP Threadneedle Emerging Markets Fund       $10,001-$50,000
                            AXP Threadneedle International Fund          $10,001-$50,000

As of 30 days prior to the date of this SAI, each Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund's board were compensated for attending up to 24 meetings. The Funds do not pay additional compensation to the board members for attending these meetings. Compensation is paid directly from the affiliate underlying funds in which each Fund invests.

Compensation Table

                                                 Total cash compensation from
                                                  American Express Funds and
                              Aggregate          Preferred Master Trust Group
Board member*        compensation from the Fund      paid to Board member
Philip J. Carroll, Jr.            $0                      $      0
Livio D. DeSimone                  0                             0
Patricia M. Flynn                  0                        34,504
Anne P. Jones                      0                       161,392
Stephen R. Lewis, Jr.              0                       119,669
Catherine James Paglia             0                        46,008
Alan K. Simpson                    0                       123,892
Alison Taunton-Rigby               0                       142,542

* Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.



--------------------------------------------------------------------------------
43 -- AXP MARKET ADVANTAGE SERIES, INC. -- AXP PORTFOLIO BUILDER SERIES

Control Persons and Principal Holders of Securities

The following table identifies those investors who owned 5% or more of any class of the Fund's shares as of 30 days prior to the date of this SAI.


Fund                             Name, city and state of investor                             Class A   Class B  Class C  Class Y
Conservative Fund                American Express Financial Corporation, Minneapolis, MN        N/A       N/A      N/A   100.00%

Moderate Conservative Fund       American Express Financial Corporation, Minneapolis, MN        N/A       N/A      N/A   100.00%

Moderate Fund                    Charles Schwab & Co., Inc. a brokerage firm                    N/A       N/A      N/A    53.10%

                                 American Express Financial Corporation, Minneapolis, MN        N/A       N/A      N/A    46.90%

Moderate Aggressive Fund         Charles Schwab & Co., Inc. a brokerage firm                    N/A       N/A      N/A    78.18%

                                 American Express Financial Corporation, Minneapolis, MN        N/A       N/A      N/A    21.82%

Aggressive Fund                  Charles Schwab & Co., Inc. a brokerage firm                    N/A       N/A      N/A    88.56%

                                 American Express Financial Corporation, Minneapolis, MN        N/A       N/A      N/A    11.44%

Total Equity Fund                Charles Schwab & Co., Inc. a brokerage firm                    N/A       N/A      N/A    87.66%

                                 American Express Financial Corporation, Minneapolis, MN        N/A       N/A      N/A    12.34%


The following investors owned 25% or more of the Fund's shares (all share classes taken together) as of 30 days prior to the date of this SAI, and are therefore presumed to control the Fund: None.

Independent Registered Public Accounting Firm

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.


                                                              S-6282-20 C (4/05)

                      AXP(R) MARKET ADVANTAGE SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                      AXP(R) SMALL COMPANY INDEX FUND (the Fund)

                                  APRIL 1, 2005

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained, without charge, from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.

The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                   p.   3

Fundamental Investment Policies                                         p.   4

Investment Strategies and Types of Investments                          p.   5

Information Regarding Risks and Investment Strategies                   p.   6

Security Transactions                                                   p.  23


Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                               p.  24

Valuing Fund Shares                                                     p.  25

Portfolio Holdings Disclosure                                           p.  25

Proxy Voting                                                            p.  27

Investing in the Fund                                                   p.  28

Selling Shares                                                          p.  30

Pay-out Plans                                                           p.  30

Taxes                                                                   p.  31

Agreements                                                              p.  33


Organizational Information                                              p.  36

Board Members and Officers                                              p.  40

Control Persons and Principal Holders of Securities                     p.  43


Independent Registered Public Accounting Firm                           p.  43


Appendix: Description of Ratings                                        p.  44


CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated.


--------------------------------------------------------------------------------
2   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Mutual Fund Checklist

      [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

      [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

      [X]     A higher rate of return typically involves a higher risk of loss.

      [X] Past performance is not a reliable indicator of future performance.

      [X]     ALL mutual funds have costs that lower investment return.

      [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

      [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                                  Market price            Shares
investment                                 of a share          acquired
  $100                                         $ 6.00              16.7
   100                                           4.00              25.0
   100                                           4.00              25.0
   100                                           6.00              16.7
   100                                           5.00              20.0
   ---                                           ----              ----
  $500                                         $25.00             103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

--------------------------------------------------------------------------------
4   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments           Allowable for the Fund?
Agency and Government Securities                                   yes
Borrowing                                                          yes
Cash/Money Market Instruments                                      yes
Collateralized Bond Obligations                                    yes
Commercial Paper                                                   yes
Common Stock                                                       yes
Convertible Securities                                             yes
Corporate Bonds                                                    yes
Debt Obligations                                                   yes
Depositary Receipts                                                yes
Derivative Instruments (including Options and Futures)             yes
Exchange-Traded Funds                                              yes
Foreign Currency Transactions                                      yes
Foreign Securities                                                 yes
Funding Agreements                                                 yes
High-Yield (High-Risk) Securities (Junk Bonds)                     no*
Illiquid and Restricted Securities                                 yes
Indexed Securities                                                 yes
Inflation Protected Securities                                     yes
Inverse Floaters                                                   no
Investment Companies                                               yes
Lending of Portfolio Securities                                    yes
Loan Participations                                                yes
Mortgage- and Asset-Backed Securities                              no
Mortgage Dollar Rolls                                              no
Municipal Obligations                                              yes
Preferred Stock                                                    yes
Real Estate Investment Trusts                                      yes
Repurchase Agreements                                              yes
Reverse Repurchase Agreements                                      yes
Short Sales                                                        no
Sovereign Debt                                                     yes
Structured Products                                                yes
Swap Agreements                                                    no
Variable- or Floating-Rate Securities                              yes
Warrants                                                           yes
When-Issued Securities and Forward Commitments                     yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities               yes

* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

--------------------------------------------------------------------------------
5   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

The following are guidelines that may be changed by the board at any time:

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in options, futures contracts and other financial instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o  The Fund will not invest in a company to control or manage it.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, such as payments due on a bond or a note. The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk

Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.

Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

--------------------------------------------------------------------------------
6   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk.

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

--------------------------------------------------------------------------------
7   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

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Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

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Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

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Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

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One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

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Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, a fund would hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

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At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

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The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

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The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

Funding Agreements

A Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

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Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

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Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities


Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.


Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an

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investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of

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these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may

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20   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND
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be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.
(See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

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21   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND
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Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.


CMBS Total Return Swaps. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities.


Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind

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22   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND
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securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

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23   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND
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All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $37,118 for fiscal year ended Jan. 31, 2005, $23,893 for fiscal year 2004, and $50,976 for fiscal year 2003.
Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                     Value of securities
Name of issuer                                   owned at end of fiscal year
Investment Technology Group                               $2,067,454
Piper Jaffray Companies                                    1,947,534

The portfolio turnover rate was 12% in the most recent fiscal year, and 10% in the year before.


Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.



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24   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND
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Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


                         Net assets                           Shares outstanding                  Net asset value of one share
Class A`               $844,467,080        divided by            102,911,670           equals                   $8.21
Class B                 433,644,981                               57,128,419                                     7.59
Class Y                  19,752,240                                2,373,075                                     8.32


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.

o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Portfolio Holdings Disclosure

The Fund's board of directors and AEFC believe that the investment ideas of AEFC and any Fund Subadviser with respect to management of a Fund should benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or by using Fund portfolio holdings information for stock picking. However, the Fund's board also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Fund's board has therefore adopted AEFC's policies and approved AEFC's procedures, including AEFC's oversight of Subadviser practices relating to disclosure of the Funds' portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the Fund not to provide or permit others to provide holdings information on a selective basis, and AEFC does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the Fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Fund and its shareholders. Although AEFC seeks to limit

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25   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND
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the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may AEFC, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.


A complete schedule of the Fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of the Fund's fiscal quarter, on the Securities and Exchange Commission's Website. Once holdings information is filed with the SEC, it will also be posted on the website (www.americanexpress.com), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, AEFC makes publicly available, on a monthly basis, information regarding the Fund's top ten holdings (including name and percentage of a Fund's assets invested in each such holding) and the percentage breakdown of a Fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the Fund. This holdings information is generally not released until it is at least 30 days old.

From time to time, AEFC may make partial or complete Fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its directors, officers, and employees, and those of its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the Fund (including, without limitation, custodians, auditors, subadvisers, financial printers, pricing services, proxy voting services, and parties that deliver analytical, statistical, trading or other investment related services), and (2) to facilitate the review and/or rating of the Fund by ratings and rankings agencies (including, for example, Morningstar, Inc., Thomson Financial and Lipper Inc.). In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (e.g., applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the Fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.


The Fund's board has adopted the policies of AEFC and approved the procedures AEFC has established to ensure that the Fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from AEFC's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the Funds' board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of the Fund and its shareholders, to consider any potential conflicts of interest between the Fund, AEFC, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by the Fund's Chief Compliance Officer or the Fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above. Although AEFC has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.


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26   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of the Fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD

The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained without cost:

o  On the ISS website accessible through www.americanexpress.com/funds

o On a website maintained by the Securities and Exchange Commission, www.sec.gov

o  By calling the Fund's administrator, Board Services Corporation, collect at
   (612) 330-9283.

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27   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $8.21, by 0.9425 (1.00 - 0.0575) for a maximum 5.75% sales charge for a public offering price of $8.71. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:

                                                                               Sales charge as a percentage of:
Total market value                                               Public offering price                    Net amount invested
Up to $49,999                                                               5.75%                                    6.10%
$50,000 - $99,999                                                           4.75                                     4.99
$100,000 - $249,999                                                         3.50                                     3.63
$250,000 - $499,999                                                         2.50                                     2.56
$500,000 - $999,999                                                         2.00                                     2.04
$1,000,000 or more                                                          0.00                                     0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge
                                                                                    Number of participants
Total plan assets                                                         1-99                                  100 or more
Less than $1 million                                                        4%                                       0%
$1 million or more                                                          0%                                       0%

Class A -- Reducing the Sales Charge

For purposes of reducing the sales charge:

o If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

o If the parents or guardians of a minor child who is the beneficiary of one or more UGMA/UTMA accounts are not members of the same primary household group, the Distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the Distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

Class A -- Letter of Intent (LOI)

If you intend to invest $50,000 or more over a period of time, you can reduce the sales charge in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with the Distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the Distributor's corporate office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount

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28   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND
you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o  Qualified employee benefit plans* if the plan:

   o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

      o  at least $10 million in plan assets or

      o  500 or more participants; or

   o  does not use daily transfer recordkeeping and has

      o  at least $3 million invested in American Express mutual funds or

      o  500 or more participants.

A plan that qualifies for investment in Class Y may continue to invest in Class Y even if it subsequently falls below the required level of assets or participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

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29   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

--------------------------------------------------------------------------------
30   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.


Taxes


For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, none of the Fund's net investment income dividends qualified for the corporate deduction.


Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).


The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for stock and 90 days for preferreds). The QDI for individuals for the most recent fiscal year was 0%.


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31   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of the Fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the Fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder when the shares are sold.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

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32   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                               Annual rate at each asset level
First     $0.25                                              0.380%
Next       0.25                                              0.370
Next       0.25                                              0.360
Next       0.25                                              0.350
Over       1.00                                              0.340


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.359% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

The management fee is paid monthly. Under the agreement, the total amount paid was $4,547,058 for fiscal year 2005, $3,962,556 for fiscal year 2004, and $4,217,776 for fiscal year 2003.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $536,282 for fiscal year 2005, $604,079 for fiscal year 2004, and $630,193 for fiscal year 2003.


Basis for board approving the investment advisory contract


Contracts between the Fund and AEFC or its affiliates, including the investment advisory contract, were renewed in April 2004, generally based on data as of the end of calendar year 2003. In renewing the contracts, members of the contracts committee first reviewed detailed written reports prepared by AEFC, then the reports were reviewed by all other board members. The reports were presented in meetings at which board members asked questions in order to further understand the data. In addition, data prepared by independent sources, including Lipper Inc. (detailed fund data) and Strategic Insight (industry trends) was considered. The board obtained representations that it had received all the information that AEFC believed was reasonably necessary to evaluate the terms of the contract. The factors used by the board and the conclusions drawn are set forth below.

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the period Oct. 5, 2001 through Dec. 31, 2003, which is the time the manager has managed the Fund, was slightly below its benchmark, the S&P SmallCap 600 Index.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is slightly below median, is consistent with the expected results of that investment style in light of recent market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale.

o AEFC must provide those services necessary to effectively manage the Fund's assets and to provide shareholders a range of investment options to meet long-term investment goals. These services include implementing investment decisions, managing cash flow, administering effective compliance programs, developing products, accessing distribution, and operating processes to compute daily net assets and maintain financial records. The board reviewed the services using surveys and benchmarks that are available from commercial providers, trade associations, and internal standards; compared those services with services required by other types of clients of AEFC; and considered the allocation of costs among the services. Based on these comparisons the board concluded that the services provided by AEFC were those provided by other investment managers that offer mutual funds through personal investment advisers, the prices paid for the services were in line with those charged by these management companies, and the services are in the interest of shareholders.


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33   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

o AEFC should be paid a fee that allows it to offer competitive compensation, make necessary investments and earn an appropriate profit. The board considered the benefits derived by AEFC from the use of commission dollars to buy services and from other business relationships with Fund shareholders, compared publicly-available profitability reports of other investment managers, and concluded that the level of overall profitability in 2003 was appropriate in the short term though it may be too low on an ongoing basis.

Portfolio Manager

The Portfolio Manager of the Fund is David Factor, CFA. He is the person primarily responsible for investing the Fund's assets on a daily basis.

Other Accounts Managed

As of Jan. 31, 2005, Mr. Factor served as portfolio manager for (i) two other registered investment companies with approximately $0.7 billion in total net assets and (ii) two other pooled investment vehicles with approximately $2.6 billion in total net assets.

Potential Conflicts of Interest

AEFC's portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

AEFC has a fiduciary responsibility to all of the clients for which it manages accounts. AEFC seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. AEFC has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

Structure of Compensation

Mr. Factor's compensation as an AEFC employee consists of (i) a base salary and
(ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program. His annual bonus is based on (i) the Fund's assets, (ii) the Fund's short-term and long-term tracking error compared to the S&P SmallCap 600 Index, and (iii) the tracking error of two other index funds that he manages compared to the S&P 500 Index. Effective Jan. 1, 2005, Mr. Factor's annual bonus will be based on the foregoing factors as well as the performance of other accounts that he manages. AEFC's portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other AEFC employees. Depending upon their job level, AEFC's portfolio managers may also be eligible for other benefits or perquisites that are available to all AEFC employees at the same job level.

Ownership of Fund Shares

At the close of business on Jan. 31, 2005, Mr. Factor's beneficial ownership of shares in the Fund was: none.


--------------------------------------------------------------------------------
34   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administrative and accounting services. The fee is calculated as follows:

Assets (billions)                               Annual rate at each asset level
First     $0.25                                              0.10%
Next       0.25                                              0.08
Next       0.25                                              0.06
Next       0.25                                              0.04
Over       1.00                                              0.02


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.06% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $784,439 for fiscal year 2005, $731,549 for fiscal year 2004, and $737,583 for fiscal year 2003.


TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50, Class B is $20.50, and Class Y is $17.50 per year. In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc., located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $1,511,932 for fiscal year 2005. After paying commissions to personal financial advisors, and other expenses, the amount retained was $554,278. The amounts were $1,717,480 and $485,006 for fiscal year 2004, and $2,281,660 and $379,830 for fiscal year 2003.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class A and Class B shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A and Class B shares; and overhead appropriately allocated to the sale of Class A and Class B shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.

--------------------------------------------------------------------------------
35   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $1,997,297 for Class A shares and $4,471,167 for Class B shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

--------------------------------------------------------------------------------
36   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                              Date of          Form of          State of      Fiscal
Fund                                                       organization     organization      organization   year end    Diversified
AXP(R) California Tax-Exempt Trust                                4/7/86     Business Trust(2)       MA        6/30
   AXP(R) California Tax-Exempt Fund                                                                                           No
AXP(R) Dimensions Series, Inc.                          2/20/68, 6/13/86(1)     Corporation       NV/MN        7/31
   AXP(R) New Dimensions Fund                                                                                                 Yes
AXP(R) Discovery Series, Inc.                           4/29/81, 6/13/86(1)     Corporation       NV/MN        7/31
   AXP(R) Core Bond Fund                                                                                                      Yes
   AXP(R) Discovery Fund                                                                                                      Yes
   AXP(R) Income Opportunities Fund                                                                                           Yes
   AXP(R) Inflation Protected Securities Fund                                                                                  No
   AXP(R) Limited Duration Bond Fund                                                                                          Yes
AXP(R) Equity Series, Inc.                              3/18/57, 6/13/86(1)     Corporation       NV/MN       11/30
   AXP(R) Equity Select Fund                                                                                                  Yes
AXP(R) Fixed Income Series, Inc.                        6/27/74, 6/31/86(1)     Corporation       NV/MN        8/31
   AXP(R) Diversified Bond Fund(3)                                                                                            Yes
AXP(R) Global Series, Inc.                                      10/28/88        Corporation          MN       10/31
   AXP(R) Global Bond Fund                                                                                                     No
   AXP(R) Global Technology Fund                                                                                               No
   AXP(R) Threadneedle Emerging Markets Fund(6)                                                                               Yes
   AXP(R) Threadneedle Global Balanced Fund(6)                                                                                Yes
   AXP(R) Threadneedle Global Equity Fund(4),(6)                                                                              Yes
AXP(R) Government Income Series, Inc.                            3/12/85        Corporation          MN        5/31
   AXP(R) Short Duration U.S. Government Fund(3)                                                                              Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                       Yes
AXP(R) Growth Series, Inc.                              5/21/70, 6/13/86(1)     Corporation       NV/MN        7/31
   AXP(R) Growth Fund                                                                                                         Yes
   AXP(R) Large Cap Equity Fund                                                                                               Yes
   AXP(R) Large Cap Value Fund                                                                                                Yes
   AXP(R) Quantitative Large Cap Equity Fund                                                                                  Yes
AXP(R) High Yield Income Series, Inc.                            8/17/83        Corporation          MN        5/31
   AXP(R) High Yield Bond Fund(3)                                                                                             Yes
AXP(R) High Yield Tax-Exempt Series, Inc.              12/21/78, 6/13/86(1)     Corporation       NV/MN       11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                          Yes
AXP(R) Income Series, Inc.                              2/10/45, 6/13/86(1)     Corporation       NV/MN        5/31
   AXP(R) Selective Fund                                                                                                      Yes
AXP(R) International Series, Inc.                                7/18/84        Corporation          MN       10/31
   AXP(R) Threadneedle European Equity Fund(6)                                                                                 No
   AXP(R) Threadneedle International Fund(6)                                                                                  Yes
AXP(R) Investment Series, Inc.                          1/18/40, 6/13/86(1)     Corporation       NV/MN        9/30
   AXP(R) Diversified Equity Income Fund                                                                                      Yes
   AXP(R) Mid Cap Value Fund                                                                                                  Yes
   AXP(R) Mutual                                                                                                              Yes
AXP(R) Managed Series, Inc.                                      10/9/84        Corporation          MN        9/30
   AXP(R) Managed Allocation Fund                                                                                             Yes

--------------------------------------------------------------------------------
37   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                              Date of          Form of          State of      Fiscal
Fund                                                       organization     organization      organization   year end    Diversified
AXP(R) Market Advantage Series, Inc.                             8/25/89        Corporation          MN        1/31
   AXP(R) Portfolio Builder Conservative Fund                                                                                  No
   AXP(R) Portfolio Builder Moderate Conservative Fund                                                                         No
   AXP(R) Portfolio Builder Moderate Fund                                                                                      No
   AXP(R) Portfolio Builder Moderate Aggressive Fund                                                                           No
   AXP(R) Portfolio Builder Aggressive Fund                                                                                    No
   AXP(R) Portfolio Builder Total Equity Fund                                                                                  No

   AXP(R) S&P 500 Index Fund                                                                                                  Yes

   AXP(R) Small Company Index Fund                                                                                            Yes
AXP(R) Money Market Series, Inc.                        8/22/75, 6/13/86(1)     Corporation       NV/MN        7/31
   AXP(R) Cash Management Fund                                                                                                Yes
AXP(R) Partners Series, Inc.                                     3/20/01        Corporation          MN        5/31
   AXP(R) Partners Aggressive Growth Fund                                                                                     Yes
   AXP(R) Partners Fundamental Value Fund                                                                                     Yes
   AXP(R) Partners Growth Fund                                                                                                Yes
   AXP(R) Partners Select Value Fund                                                                                          Yes
   AXP(R) Partners Small Cap Core Fund                                                                                        Yes
   AXP(R) Partners Small Cap Value Fund                                                                                        No
   AXP(R) Partners Value Fund                                                                                                 Yes
AXP(R) Partners International Series, Inc.                        5/9/01        Corporation          MN       10/31
   AXP(R) Partners International Aggressive Growth Fund                                                                       Yes
   AXP(R) Partners International Core Fund                                                                                    Yes
   AXP(R) Partners International Select Value Fund                                                                            Yes
   AXP(R) Partners International Small Cap Fund                                                                               Yes
AXP(R) Sector Series, Inc.                                       3/25/88        Corporation          MN        6/30
   AXP(R) Dividend Opportunity Fund(5)                                                                                        Yes
   AXP(R) Real Estate Fund                                                                                                     No
AXP(R) Selected Series, Inc.                                     10/5/84        Corporation          MN        3/31
   AXP(R) Precious Metals Fund                                                                                                 No
AXP(R) Special Tax-Exempt Series Trust                            4/7/86     Business Trust(2)       MA        6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                             Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                        No
   AXP(R) Michigan Tax-Exempt Fund                                                                                             No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                            No
   AXP(R) New York Tax-Exempt Fund                                                                                             No
   AXP(R) Ohio Tax-Exempt Fund                                                                                                 No
AXP(R) Stock Series, Inc.                               2/10/45, 6/13/86(1)     Corporation       NV/MN        9/30
   AXP(R) Stock Fund                                                                                                          Yes
AXP(R) Strategy Series, Inc.                                     1/24/84        Corporation          MN        3/31
   AXP(R) Equity Value Fund                                                                                                   Yes
   AXP(R) Partners Small Cap Growth Fund                                                                                      Yes
   AXP(R) Small Cap Advantage Fund                                                                                            Yes
   AXP(R) Strategy Aggressive Fund                                                                                            Yes

--------------------------------------------------------------------------------
38   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                              Date of          Form of          State of      Fiscal
Fund                                                       organization     organization      organization   year end    Diversified
AXP(R) Tax-Exempt Series, Inc.                          9/30/76, 6/13/86(1)     Corporation       NV/MN       11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                                        Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                                Yes
AXP(R) Tax-Free Money Series, Inc.                      2/29/80, 6/13/86(1)     Corporation       NV/MN       12/31
   AXP(R) Tax-Free Money Fund                                                                                                 Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(4) Effective Oct. 20, 2003, AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(5) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.

(6) Effective July 9, 2004, AXP(R) Emerging Markets Fund changed its name to AXP(R) Threadneedle Emerging Markets Fund, AXP(R) European Equity Fund changed its name to AXP(R) Threadneedle European Equity Fund, AXP(R) Global Balanced Fund changed its name to AXP(R) Threadneedle Global Balanced Fund, AXP(R) Global Equity Fund changed its name to AXP(R) Threadneedle Global Equity Fund, and AXP(R) International Fund changed its name to AXP(R) Threadneedle International Fund.

--------------------------------------------------------------------------------
39   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 89 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age              Position held with   Principal occupation     Other directorships      Committee
                                Fund and length of   during past five years                            memberships
                                service
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Arne H. Carlson                 Board member         Chair, Board Services                             Joint Audit,
901 S. Marquette Ave.           since 1999           Corporation (provides                             Contracts,
Minneapolis, MN 55402                                administrative                                    Executive,
Age 70                                               services to boards).                              Investment
                                                     Former Governor  of                               Review,  Board
                                                     Minnesota                                         Effectiveness
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Philip J. Carroll, Jr.          Board member         Retired Chairman and     Scottish Power PLC,      Joint Audit,
901 S. Marquette Ave.           since 2002           CEO, Fluor Corporation   Vulcan Materials         Executive,
Minneapolis, MN 55402                                (engineering and         Company, Inc.            Investment Review
Age 67                                               construction) since      (construction
                                                     1998                     materials/chemicals)
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Livio D. DeSimone               Board member         Retired Chair of the     Cargill, Incorporated    Joint Audit,
30 Seventh Street East          since 2001           Board and Chief          (commodity merchants     Contracts,
Suite 3050                                           Executive Officer,       and processors),         Executive
St. Paul, MN 55101-4901                              Minnesota Mining and     General Mills, Inc.
Age 70                                               Manufacturing (3M)       (consumer foods),
                                                                              Vulcan Materials
                                                                              Company (construction
                                                                              materials/chemicals),
                                                                              Milliken & Company
                                                                              (textiles and
                                                                              chemicals), and Nexia
                                                                              Biotechnologies, Inc.
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Patricia M. Flynn               Board member         Trustee Professor of     BostonFed Bancorp,       Investment Review,
901 S. Marquette Ave.           since 2004           Economics and            Inc. (holding company)   Joint Audit
Minneapolis, MN 55402                                Management, Bentley      and its subsidiary
Age 53                                               College since 2002;      Boston Federal Savings
                                                     former Dean, McCallum    Bank
                                                     Graduate School of
                                                     Business, Bentley
                                                     College from  1999 to
                                                     2002
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Anne P. Jones                   Board member         Attorney and Consultant                           Joint Audit,
901 S. Marquette Ave.           since 1985                                                             Board
Minneapolis, MN 55402                                                                                  Effectiveness,
Age 69                                                                                                 Executive,
                                                                                                       Investment Review
------------------------------- -------------------- ------------------------ ------------------------ --------------------

Stephen R. Lewis, Jr.           Board member         Retired President and    Valmont Industries,      Contracts,
901 S. Marquette Ave.           since 2002           Professor of             Inc. (manufactures       Investment
Minneapolis, MN 55402                                Economics, Carleton      irrigation systems)      Review,
Age 65                                               College                                           Executive, Board
                                                                                                       Effectiveness

------------------------------- -------------------- ------------------------ ------------------------ --------------------
Catherine James Paglia          Board member         Director, Enterprise     Strategic                Investment Review
901 S. Marquette Ave.           since 2004           Asset  Management,       Distribution, Inc.
Minneapolis, MN 55402                                Inc. (private real       (transportation,
Age 52                                               estate  and asset        distribution and
                                                     management company)      logistics consultants)
                                                     since 1999
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Alan K. Simpson                 Board member         Former three-term                                 Investment
1201 Sunshine Ave.              since 1997           United States Senator                             Review,  Board
Cody, WY 82414                                       for Wyoming                                       Effectiveness
Age 73
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Alison Taunton-Rigby            Board member since   Founder and Chief        Hybridon, Inc.           Investment
901 S. Marquette Ave.           2002                 Executive Officer,       (biotechnology)          Review,  Contracts
Minneapolis, MN 55402                                RiboNovix, Inc. since
Age 60                                               2004;  President,
                                                     Forester Biotech since
                                                     2000; prior to that,
                                                     President and CEO,
                                                     Aquila
                                                     Biopharmaceuticals,
                                                     Inc.
------------------------------- -------------------- ------------------------ ------------------------ --------------------



--------------------------------------------------------------------------------
40   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Board Member Affiliated with AEFC*


Name, address, age              Position held with   Principal occupation     Other directorships      Committee
                                Fund and length of   during past five years                            memberships
                                service
------------------------------- -------------------- ------------------------ ------------------------ --------------------
William F. Truscott             Board member         Senior Vice President
53600 AXP Financial Center      since 2001,  Vice    - Chief Investment
Minneapolis, MN 55474           President  since     Officer of AEFC since
Age 44                          2002                 2001. Former Chief
                                                     Investment Officer and
                                                     Managing Director,
                                                     Zurich Scudder
                                                     Investments
------------------------------- -------------------- ------------------------ ------------------------ --------------------


* Interested person by reason of being an officer, director and/or employee of AEFC.


The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age              Position held with   Principal occupation     Other directorships      Committee
                                Fund and length of   during past five years                            memberships
                                service
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Jeffrey P. Fox                  Treasurer since      Vice President -
105 AXP Financial Center        2002                 Investment Accounting,
Minneapolis, MN 55474                                AEFC, since 2002; Vice
Age 49                                               President - Finance,
                                                     American Express
                                                     Company, 2000-2002;
                                                     Vice President -
                                                     Corporate Controller,
                                                     AEFC, 1996-2000
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Paula R. Meyer                  President since      Senior Vice President
596 AXP Financial Center        2002                 and General Manager -
Minneapolis, MN 55474                                Mutual Funds, AEFC,
Age 50                                               since 2002; Vice
                                                     President and Managing
                                                     Director - American
                                                     Express Funds, AEFC,
                                                     2000-2002; Vice
                                                     President, AEFC,
                                                     1998-2000
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Leslie L. Ogg                   Vice President,      President of Board
901 S. Marquette Ave.           General Counsel,     Services Corporation
Minneapolis, MN 55402           and Secretary
Age 66                          since 1978
------------------------------- -------------------- ------------------------ ------------------------ --------------------

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), its subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held five meetings during the last fiscal year.


--------------------------------------------------------------------------------
41   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held five meetings during the last fiscal year.


BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.


Dollar range of equity securities beneficially owned on Dec. 31, 2004

Based on net asset values as of Dec. 31, 2004

                                                   Aggregate dollar range of
                             Dollar range of       equity securities of all
                            equity securities       American Express Funds
                               in the Fund         overseen by Board Member
                                  Range                      Range
Arne H. Carlson                   none                   over $100,000
Philip J. Carroll, Jr.*           none                       none
Livio D. DeSimone*                none                   over $100,000
Patricia M. Flynn                 none                  $10,001-$50,000
Anne P. Jones                 over $100,000              over $100,000
Stephen R. Lewis, Jr.*            none                  $10,001-$50,000
Catherine James Paglia            none                       none
Alan K. Simpson                   none                 $50,001-$100,000
Alison Taunton-Rigby              none                   over $100,000
William F. Truscott               none                   over $100,000


 * Three independent directors have deferred compensation and invested in share equivalents.


   As of Dec. 31, 2004, each owned:

   Philip J. Carroll, Jr.  AXP Global Technology Fund                    $10,001-$50,000

   Livio D. DeSimone       AXP High Yield Bond Fund                     $50,001-$100,000
                           AXP Partners Small Cap Value Fund            $50,001-$100,000
                           AXP Small Cap Advantage Fund                 $50,001-$100,000

   Stephen R. Lewis, Jr.   AXP Threadneedle International Fund           $10,001-$50,000
                           AXP Diversified Equity Income Fund           $50,001-$100,000
                           AXP Threadneedle Emerging Markets Fund        $10,001-$50,000

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


--------------------------------------------------------------------------------
42   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 24 meetings, received the following compensation:


Compensation Table


                                                    Total cash compensation from
                                                     American Express Funds and
Board member*                    Aggregate          Preferred Master Trust Group
                        compensation from the Fund      paid to Board member
Philip J. Carroll, Jr.            $1,677**                   $      0
Livio D. DeSimone                  1,854***                         0
Patricia M. Flynn                    533****                   34,504
Anne P. Jones                      1,954                      161,392
Stephen R. Lewis, Jr.              2,104*****                 119,669
Catherine James Paglia               550                       46,008
Alan K. Simpson                    1,550                      123,892
Alison Taunton-Rigby               1,750                      142,542


    * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


   ** Includes the deferred compensation in the amount of $1,677 from the Fund.

  *** Includes the deferred compensation in the amount of $1,854 from the Fund.

 **** Includes the deferred compensation in the amount of $133 from the Fund.

***** Includes the deferred compensation in the amount of $827 from the Fund.


Control Persons and Principal Holders of Securities


The following table identifies those investors who owned 5% or more of any class of the Fund's shares as of 30 days prior to the date of this SAI.

Name, city and state of investor                                             Class A   Class B   Class Y
Charles Schwab & Co., Inc. a brokerage firm                                   9.96%      N/A       N/A

American Express Trust Company for the benefit of American Express
Trust Retirement Service Plans, Minneapolis, MN                                N/A       N/A     65.78%

Asbestos Workers Local 34, Minneapolis, MN                                     N/A       N/A     25.78%


The following investors owned 25% or more of the Fund's shares (all share classes taken together) as of 30 days prior to the date of this SAI, and are therefore presumed to control the Fund: None.

Independent Registered Public Accounting Firm

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.

--------------------------------------------------------------------------------
43   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Appendix

DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o  Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

--------------------------------------------------------------------------------
44   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

--------------------------------------------------------------------------------
45   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.
SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

--------------------------------------------------------------------------------
46   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

--------------------------------------------------------------------------------
47   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP SMALL COMPANY INDEX FUND

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                                              S-6357-20 N (4/05)

                      AXP(R) MARKET ADVANTAGE SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                      AXP(R) S&P 500 INDEX FUND (the Fund)

                                  APRIL 1, 2005

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained, without charge, from your selling agent or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.

The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                p.   3

Fundamental Investment Policies                                      p.   4

Investment Strategies and Types of Investments                       p.   5

Information Regarding Risks and Investment Strategies                p.   6

Security Transactions                                                p.  23

Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                            p.  25


Valuing Fund Shares                                                  p.  25

Portfolio Holdings Disclosure                                        p.  26

Proxy Voting                                                         p.  27

Investing in the Fund                                                p.  28

Selling Shares                                                       p.  28

Capital Loss Carryover                                               p.  29

Taxes                                                                p.  29

Agreements                                                           p.  30

Organizational Information                                           p.  33

Board Members and Officers                                           p.  37


Control Persons and Principal Holders of Securities                  p.  40

Independent Registered Public Accounting Firm                        p.  40

Appendix A: Description of Ratings                                   p.  41

Appendix B: Additional Information about the Index                   p.  45


CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated.


--------------------------------------------------------------------------------
2   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Mutual Fund Checklist

      [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

      [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

      [X]     A higher rate of return typically involves a higher risk of loss.

      [X] Past performance is not a reliable indicator of future performance.

      [X]     ALL mutual funds have costs that lower investment return.

      [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                                  Market price                    Shares
investment                                of a share                    acquired
  $100                                        $ 6.00                      16.7
   100                                          4.00                      25.0
   100                                          4.00                      25.0
   100                                          6.00                      16.7
   100                                          5.00                      20.0
   ---                                          ----                      ----
  $500                                        $25.00                     103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry, unless that industry represents more than 25% of the index tracked by the Fund. For all other industries, in accordance with the current interpretation by the Securities and Exchange Commission
   (SEC), up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

--------------------------------------------------------------------------------
4   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments        Allowable for the Fund?
Agency and Government Securities                                yes
Borrowing                                                       yes
Cash/Money Market Instruments                                   yes
Collateralized Bond Obligations                                 yes
Commercial Paper                                                yes
Common Stock                                                    yes
Convertible Securities                                          yes
Corporate Bonds                                                 yes
Debt Obligations                                                yes
Depositary Receipts                                             yes
Derivative Instruments (including Options and Futures)          yes
Exchange-Traded Funds                                           yes
Foreign Currency Transactions                                   yes
Foreign Securities                                              yes
Funding Agreements                                              yes
High-Yield (High-Risk) Securities (Junk Bonds)                  no*
Illiquid and Restricted Securities                              yes
Indexed Securities                                              yes
Inflation Protected Securities                                  yes
Inverse Floaters                                                no
Investment Companies                                            yes
Lending of Portfolio Securities                                 yes
Loan Participations                                             yes
Mortgage- and Asset-Backed Securities                           no
Mortgage Dollar Rolls                                           no
Municipal Obligations                                           yes
Preferred Stock                                                 yes
Real Estate Investment Trusts                                   yes
Repurchase Agreements                                           yes
Reverse Repurchase Agreements                                   yes
Short Sales                                                     yes
Sovereign Debt                                                  yes
Structured Products                                             yes
Swap Agreements                                                 no
Variable- or Floating-Rate Securities                           yes
Warrants                                                        yes
When-Issued Securities and Forward Commitments                  yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities            yes

* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

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5   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND
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The following are guidelines that may be changed by the board at any time:

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin, except the Fund may make margin payments in connection with transactions in futures contracts.

For additional information about the Index, see Appendix B.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, such as payments due on a bond or a note. The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk

Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.

Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.
Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

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6   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk.

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

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7   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

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8   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND
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Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

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9   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).) All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

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10   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND
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Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

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11   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND
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One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

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Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, a fund would hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

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At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

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The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

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The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

Funding Agreements

A Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

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Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

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Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities


Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of


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principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

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Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

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Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

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Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.


CMBS Total Return Swaps. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities.


Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

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23   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND
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When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $49,048 for fiscal year ended Jan. 31, 2005, $24,729 for fiscal year 2004, and $43,486 for fiscal year 2003.
Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                  Value of securities
Name of issuer                               owned at end of fiscal year
American Express                                    $1,956,185
Bear Stearns Companies                                 304,797
Citigroup                                            7,436,421
Citigroup Global Markets Holdings                    9,999,306
E*TRADE Financial                                      149,325
Franklin Resources                                     494,360
Goldman Sachs Group                                  1,525,107
Lehman Brothers Holdings                               717,392
JPMorgan Chase & Co.                                 3,884,971
Merrill Lynch & Co.                                  1,634,204
Morgan Stanley                                       1,789,097
PNC Financial Services Group                           444,589
Charles Schwab                                         442,316

The portfolio turnover rate was 6% in the most recent fiscal year, and 4% in the year before.


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Brokerage Commissions Paid to Brokers Affiliated with American
Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

Valuing Fund Shares


As of the end of the most recent fiscal year, the computation looked like this:


                         Net assets                           Shares outstanding                  Net asset value of one share
Class D                $ 69,204,754        divided by             15,205,187           equals                    $4.55
Class E                 301,359,081                               65,939,676                                      4.57


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.

o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

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25   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Portfolio Holdings Disclosure

The Fund's board of directors and AEFC believe that the investment ideas of AEFC and any Fund Subadviser with respect to management of a Fund should benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or by using Fund portfolio holdings information for stock picking. However, the Fund's board also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.


The Fund's board has therefore adopted AEFC's policies and approved AEFC's procedures, including AEFC's oversight of Subadviser practices relating to disclosure of the Funds' portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the Fund not to provide or permit others to provide holdings information on a selective basis, and AEFC does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the Fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Fund and its shareholders. Although AEFC seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may AEFC, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.


A complete schedule of the Fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of the Fund's fiscal quarter, on the Securities and Exchange Commission's Website. Once holdings information is filed with the SEC, it will also be posted on the website (www.americanexpress.com), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, AEFC makes publicly available, on a monthly basis, information regarding the Fund's top ten holdings (including name and percentage of a Fund's assets invested in each such holding) and the percentage breakdown of a Fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the Fund. This holdings information is generally not released until it is at least 30 days old.

From time to time, AEFC may make partial or complete Fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its directors, officers, and employees, and those of its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the Fund (including, without limitation, custodians, auditors, subadvisers, financial printers, pricing services, proxy voting services, and parties that deliver analytical, statistical, trading or other investment related services), and (2) to facilitate the review and/or rating of the Fund by ratings and rankings agencies (including, for example, Morningstar, Inc., Thomson Financial and Lipper Inc.). In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (e.g., applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the Fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.


The Fund's board has adopted the policies of AEFC and approved the procedures AEFC has established to ensure that the Fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from AEFC's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the Funds' board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of the Fund and its shareholders, to consider any potential conflicts of interest between the Fund, AEFC, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by the Fund's Chief Compliance Officer or the Fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings


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26   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND
information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above. Although AEFC has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of the Fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD

The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained without cost:

o  On the ISS website accessible through
   www.americanexpress.com/funds

o  On a website maintained by the Securities and Exchange
   Commission, www.sec.gov

o  By calling the Fund's administrator, Board Services Corporation, collect at
   (612) 330-9283.

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27   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Investing in the Fund

Class E shares are available to certain institutional investors. Class E shares are sold without a sales charge and are not subject to a distribution fee. The following institutional investors are eligible to purchase Class E shares:

o  Qualified employee benefit plans* if the plan:

   o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

      o  at least $10 million in plan assets or

      o  500 or more participants; or

   o  does not use daily transfer recordkeeping and has

      o at least $3 million invested in American Express mutual funds or

      o  500 or more participants.

A plan that qualifies for investment in Class E may continue to invest in Class E even if it subsequently falls below the required level of assets or participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million invested in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board members may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

The Fund reserves the right to redeem, involuntarily, the shares of any shareholder whose account has a value of less than a minimum amount but only where the value of such account has been reduced by voluntary redemption of shares. Until further notice, it is the policy of the Fund not to exercise this right with respect to any shareholder whose account has a value of $1,000 or more ($500 in the case of Custodial accounts, IRAs and other retirement plans). In any event, before the Fund redeems shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the accounts to at least the minimum amount.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

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28   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Capital Loss Carryover

For federal income tax purposes, the Fund had total capital loss carryovers of $49,784,007 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

                2009        2010         2011         2012          2013
             $2,387,603  $5,744,216   $9,288,103   $16,618,673   $15,745,412

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


Taxes

You may be able to defer taxes on current income from the Fund by investing through an IRA or other qualified retirement account. If you move all or part of a nonqualified investment in the Fund to a qualified retirement account, this type of exchange is considered a redemption of shares. You pay no sales charge, but the exchange may result in a gain or loss for tax purposes, or excess contributions under IRA or qualified plan regulations. If the amount exchanged exceeds annual contribution limitations, you should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, 100% of the Fund's net investment income dividends qualified for the corporate deduction.


Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).


The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for stock and 90 days for preferreds). The QDI for individuals for the most recent fiscal year was 100%.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase

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29   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND
or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of the Fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the Fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder when the shares are sold.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                               Annual rate at each asset level
First     $0.25                                              0.24%
Next       0.25                                              0.24
Next       0.25                                              0.24
Next       0.25                                              0.24
Next       1.00                                              0.23
Next       3.00                                              0.22
Over       5.00                                              0.21


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.24% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

The management fee is paid monthly. Under the agreement, the total amount paid was $933,587 for fiscal year 2005, $954,894 for fiscal year 2004, and $632,281 for fiscal year 2003.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by AEFC, paid by the Fund were $(402,204) for fiscal year 2005, $(24,079) for fiscal year 2004, and $(301,463) for fiscal year 2003.


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30   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Basis for board approving the investment advisory contract


Contracts between the Fund and AEFC or its affiliates, including the investment advisory contract, were renewed in April 2004, generally based on data as of the end of calendar year 2003. In renewing the contracts, members of the contracts committee first reviewed detailed written reports prepared by AEFC, then the reports were reviewed by all other board members. The reports were presented in meetings at which board members asked questions in order to further understand the data. In addition, data prepared by independent sources, including Lipper Inc. (detailed fund data) and Strategic Insight (industry trends) was considered. The board obtained representations that it had received all the information that AEFC believed was reasonably necessary to evaluate the terms of the contract. The factors used by the board and the conclusions drawn are set forth below.

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the period Oct. 5, 2001 through Dec. 31, 2003, which is the time the manager has managed the Fund, was slightly below its benchmark, the S&P 500 Index.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is slightly below median, is consistent with the expected results of that investment style in light of recent market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale.

o AEFC must provide those services necessary to effectively manage the Fund's assets and to provide shareholders a range of investment options to meet long-term investment goals. These services include implementing investment decisions, managing cash flow, administering effective compliance programs, developing products, accessing distribution, and operating processes to compute daily net assets and maintain financial records. The board reviewed the services using surveys and benchmarks that are available from commercial providers, trade associations, and internal standards; compared those services with services required by other types of clients of AEFC; and considered the allocation of costs among the services. Based on these comparisons the board concluded that the services provided by AEFC were those provided by other investment managers that offer mutual funds through personal investment advisers, the prices paid for the services were in line with those charged by these management companies, and the services are in the interest of shareholders.

o AEFC should be paid a fee that allows it to offer competitive compensation, make necessary investments and earn an appropriate profit. The board considered the benefits derived by AEFC from the use of commission dollars to buy services and from other business relationships with Fund shareholders, compared publicly-available profitability reports of other investment managers, and concluded that the level of overall profitability in 2003 was appropriate in the short term though it may be too low on an ongoing basis.

Portfolio Manager

The Portfolio Manager of the Fund is David Factor, CFA. He is the person primarily responsible for investing the Fund's assets on a daily basis.

Other Accounts Managed

As of Jan. 31, 2005, Mr. Factor served as portfolio manager for (i) two other registered investment companies with approximately $1.7 billion in total net assets and (ii) two other pooled investment vehicles with approximately $2.6 billion in total net assets.

Potential Conflicts of Interest

AEFC's portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.


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31   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

AEFC has a fiduciary responsibility to all of the clients for which it manages accounts. AEFC seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. AEFC has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

Structure of Compensation

Mr. Factor's compensation as an AEFC employee consists of (i) a base salary and
(ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program. His annual bonus is based on (i) the Fund's assets, (ii) the Fund's short-term and long-term tracking error compared to the S&P 500 Index, and (iii) the tracking error of two other index funds that he manages compared to the relevant index. Effective Jan. 1, 2005, Mr. Factor's annual bonus will be based on the foregoing factors as well as the performance of other accounts that he manages. AEFC's portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other AEFC employees. Depending upon their job level, AEFC's portfolio managers may also be eligible for other benefits or perquisites that are available to all AEFC employees at the same job level.

Ownership of Fund Shares

At the close of business on Jan. 31, 2005, Mr. Factor's beneficial ownership of shares in the Fund was: none.

ADMINISTRATIVE SERVICES AGREEMENT


The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                               Annual rate at each asset level
First     $0.25                                              0.080%
Next       0.25                                              0.080
Next       0.25                                              0.080
Next       0.25                                              0.080
Next       1.00                                              0.075
Next       3.00                                              0.070
Over       5.00                                              0.065


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.080% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $319,791 for fiscal year 2005, $324,551 for fiscal year 2004, and $213,950 for fiscal year 2003.


TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate of $19.50 per year and dividing by the number of days in the year. In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

American Express Financial Advisors Inc., located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis.

--------------------------------------------------------------------------------
32   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

PLAN AND AGREEMENT OF DISTRIBUTION

For Class D shares, to help defray the cost of distribution and servicing, the Fund and the Distributor entered into a Plan and Agreement of Distribution
(Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D shares.

Expenses covered under this Plan include sales commissions, business, employee and financial advisor expenses charged to distribution of Class D shares; and overhead appropriately allocated to the sale of Class D shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $169,434 for Class D shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

--------------------------------------------------------------------------------
33   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                              Date of          Form of          State of      Fiscal
Fund                                                       organization     organization      organization   year end    Diversified
AXP(R) California Tax-Exempt Trust                                4/7/86     Business Trust(2)       MA        6/30
   AXP(R) California Tax-Exempt Fund                                                                                           No
AXP(R) Dimensions Series, Inc.                          2/20/68, 6/13/86(1)     Corporation       NV/MN        7/31
   AXP(R) New Dimensions Fund                                                                                                 Yes
AXP(R) Discovery Series, Inc.                           4/29/81, 6/13/86(1)     Corporation       NV/MN        7/31
   AXP(R) Core Bond Fund                                                                                                      Yes
   AXP(R) Discovery Fund                                                                                                      Yes
   AXP(R) Income Opportunities Fund                                                                                           Yes
   AXP(R) Inflation Protected Securities Fund                                                                                  No
   AXP(R) Limited Duration Bond Fund                                                                                          Yes
AXP(R) Equity Series, Inc.                              3/18/57, 6/13/86(1)     Corporation       NV/MN       11/30
   AXP(R) Equity Select Fund                                                                                                  Yes
AXP(R) Fixed Income Series, Inc.                        6/27/74, 6/31/86(1)     Corporation       NV/MN        8/31
   AXP(R) Diversified Bond Fund(3)                                                                                            Yes
AXP(R) Global Series, Inc.                                      10/28/88        Corporation          MN       10/31
   AXP(R) Global Bond Fund                                                                                                     No
   AXP(R) Global Technology Fund                                                                                               No
   AXP(R) Threadneedle Emerging Markets Fund(6)                                                                               Yes
   AXP(R) Threadneedle Global Balanced Fund(6)                                                                                Yes
   AXP(R) Threadneedle Global Equity Fund(4),(6)                                                                              Yes
AXP(R) Government Income Series, Inc.                            3/12/85        Corporation          MN        5/31
   AXP(R) Short Duration U.S. Government Fund(3)                                                                              Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                       Yes
AXP(R) Growth Series, Inc.                              5/21/70, 6/13/86(1)     Corporation       NV/MN        7/31
   AXP(R) Growth Fund                                                                                                         Yes
   AXP(R) Large Cap Equity Fund                                                                                               Yes
   AXP(R) Large Cap Value Fund                                                                                                Yes
   AXP(R) Quantitative Large Cap Equity Fund                                                                                  Yes
AXP(R) High Yield Income Series, Inc.                            8/17/83        Corporation          MN        5/31
   AXP(R) High Yield Bond Fund(3)                                                                                             Yes
AXP(R) High Yield Tax-Exempt Series, Inc.              12/21/78, 6/13/86(1)     Corporation       NV/MN       11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                          Yes
AXP(R) Income Series, Inc.                              2/10/45, 6/13/86(1)     Corporation       NV/MN        5/31
   AXP(R) Selective Fund                                                                                                      Yes
AXP(R) International Series, Inc.                                7/18/84        Corporation          MN       10/31
   AXP(R) Threadneedle European Equity Fund(6)                                                                                 No
   AXP(R) Threadneedle International Fund(6)                                                                                  Yes
AXP(R) Investment Series, Inc.                          1/18/40, 6/13/86(1)     Corporation       NV/MN        9/30
   AXP(R) Diversified Equity Income Fund                                                                                      Yes
   AXP(R) Mid Cap Value Fund                                                                                                  Yes
   AXP(R) Mutual                                                                                                              Yes
AXP(R) Managed Series, Inc.                                      10/9/84        Corporation          MN        9/30
   AXP(R) Managed Allocation Fund                                                                                             Yes

--------------------------------------------------------------------------------
34   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                              Date of          Form of          State of      Fiscal
Fund                                                       organization     organization      organization   year end    Diversified
AXP(R) Market Advantage Series, Inc.                             8/25/89        Corporation          MN        1/31
   AXP(R) Portfolio Builder Conservative Fund                                                                                  No
   AXP(R) Portfolio Builder Moderate Conservative Fund                                                                         No
   AXP(R) Portfolio Builder Moderate Fund                                                                                      No
   AXP(R) Portfolio Builder Moderate Aggressive Fund                                                                           No
   AXP(R) Portfolio Builder Aggressive Fund                                                                                    No
   AXP(R) Portfolio Builder Total Equity Fund                                                                                  No

   AXP(R) S&P 500 Index Fund                                                                                                  Yes

   AXP(R) Small Company Index Fund                                                                                            Yes
AXP(R) Money Market Series, Inc.                        8/22/75, 6/13/86(1)     Corporation       NV/MN        7/31
   AXP(R) Cash Management Fund                                                                                                Yes
AXP(R) Partners Series, Inc.                                     3/20/01        Corporation          MN        5/31
   AXP(R) Partners Aggressive Growth Fund                                                                                     Yes
   AXP(R) Partners Fundamental Value Fund                                                                                     Yes
   AXP(R) Partners Growth Fund                                                                                                Yes
   AXP(R) Partners Select Value Fund                                                                                          Yes
   AXP(R) Partners Small Cap Core Fund                                                                                        Yes
   AXP(R) Partners Small Cap Value Fund                                                                                        No
   AXP(R) Partners Value Fund                                                                                                 Yes
AXP(R) Partners International Series, Inc.                        5/9/01        Corporation          MN       10/31
   AXP(R) Partners International Aggressive Growth Fund                                                                       Yes
   AXP(R) Partners International Core Fund                                                                                    Yes
   AXP(R) Partners International Select Value Fund                                                                            Yes
   AXP(R) Partners International Small Cap Fund                                                                               Yes
AXP(R) Sector Series, Inc.                                       3/25/88        Corporation          MN        6/30
   AXP(R) Dividend Opportunity Fund(5)                                                                                        Yes
   AXP(R) Real Estate Fund                                                                                                     No
AXP(R) Selected Series, Inc.                                     10/5/84        Corporation          MN        3/31
   AXP(R) Precious Metals Fund                                                                                                 No
AXP(R) Special Tax-Exempt Series Trust                            4/7/86     Business Trust(2)       MA        6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                             Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                        No
   AXP(R) Michigan Tax-Exempt Fund                                                                                             No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                            No
   AXP(R) New York Tax-Exempt Fund                                                                                             No
   AXP(R) Ohio Tax-Exempt Fund                                                                                                 No
AXP(R) Stock Series, Inc.                               2/10/45, 6/13/86(1)     Corporation       NV/MN        9/30
   AXP(R) Stock Fund                                                                                                          Yes
AXP(R) Strategy Series, Inc.                                     1/24/84        Corporation          MN        3/31
   AXP(R) Equity Value Fund                                                                                                   Yes
   AXP(R) Partners Small Cap Growth Fund                                                                                      Yes
   AXP(R) Small Cap Advantage Fund                                                                                            Yes
   AXP(R) Strategy Aggressive Fund                                                                                            Yes

--------------------------------------------------------------------------------
35   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                              Date of          Form of          State of      Fiscal
Fund                                                       organization     organization      organization   year end    Diversified
AXP(R) Tax-Exempt Series, Inc.                          9/30/76, 6/13/86(1)     Corporation       NV/MN       11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                                        Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                                Yes
AXP(R) Tax-Free Money Series, Inc.                      2/29/80, 6/13/86(1)     Corporation       NV/MN       12/31
   AXP(R) Tax-Free Money Fund                                                                                                 Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(4) Effective Oct. 20, 2003, AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(5) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.

(6) Effective July 9, 2004, AXP(R) Emerging Markets Fund changed its name to AXP(R) Threadneedle Emerging Markets Fund, AXP(R) European Equity Fund changed its name to AXP(R) Threadneedle European Equity Fund, AXP(R) Global Balanced Fund changed its name to AXP(R) Threadneedle Global Balanced Fund, AXP(R) Global Equity Fund changed its name to AXP(R) Threadneedle Global Equity Fund, and AXP(R) International Fund changed its name to AXP(R) Threadneedle International Fund.

--------------------------------------------------------------------------------
36   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 89 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age              Position held with   Principal occupation     Other directorships      Committee
                                Fund and length of   during past five years                            memberships
                                service
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Arne H. Carlson                 Board member         Chair, Board Services                             Joint Audit,
901 S. Marquette Ave.           since 1999           Corporation (provides                             Contracts,
Minneapolis, MN 55402                                administrative                                    Executive,
Age 70                                               services to boards).                              Investment
                                                     Former Governor  of                               Review,  Board
                                                     Minnesota                                         Effectiveness
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Philip J. Carroll, Jr.          Board member         Retired Chairman and     Scottish Power PLC,      Joint Audit,
901 S. Marquette Ave.           since 2002           CEO, Fluor Corporation   Vulcan Materials         Executive,
Minneapolis, MN 55402                                (engineering and         Company, Inc.            Investment Review
Age 67                                               construction) since      (construction
                                                     1998                     materials/chemicals)
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Livio D. DeSimone               Board member         Retired Chair of the     Cargill, Incorporated    Joint Audit,
30 Seventh Street East          since 2001           Board and Chief          (commodity merchants     Contracts,
Suite 3050                                           Executive Officer,       and processors),         Executive
St. Paul, MN 55101-4901                              Minnesota Mining and     General Mills, Inc.
Age 70                                               Manufacturing (3M)       (consumer foods),
                                                                              Vulcan Materials
                                                                              Company (construction
                                                                              materials/chemicals),
                                                                              Milliken & Company
                                                                              (textiles and
                                                                              chemicals), and Nexia
                                                                              Biotechnologies, Inc.
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Patricia M. Flynn               Board member         Trustee Professor of     BostonFed Bancorp,       Investment Review,
901 S. Marquette Ave.           since 2004           Economics and            Inc. (holding company)   Joint Audit
Minneapolis, MN 55402                                Management, Bentley      and its subsidiary
Age 53                                               College since 2002;      Boston Federal Savings
                                                     former Dean, McCallum    Bank
                                                     Graduate School of
                                                     Business, Bentley
                                                     College from  1999 to
                                                     2002
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Anne P. Jones                   Board member         Attorney and Consultant                           Joint Audit,
901 S. Marquette Ave.           since 1985                                                             Board
Minneapolis, MN 55402                                                                                  Effectiveness,
Age 69                                                                                                 Executive,
                                                                                                       Investment Review
------------------------------- -------------------- ------------------------ ------------------------ --------------------

Stephen R. Lewis, Jr.           Board member         Retired President and    Valmont Industries,      Contracts,
901 S. Marquette Ave.           since 2002           Professor of             Inc. (manufactures       Investment
Minneapolis, MN 55402                                Economics, Carleton      irrigation systems)      Review,
Age 65                                               College                                           Executive, Board
                                                                                                       Effectiveness

------------------------------- -------------------- ------------------------ ------------------------ --------------------
Catherine James Paglia          Board member         Director, Enterprise     Strategic                Investment Review
901 S. Marquette Ave.           since 2004           Asset  Management,       Distribution, Inc.
Minneapolis, MN 55402                                Inc. (private real       (transportation,
Age 52                                               estate  and asset        distribution and
                                                     management company)      logistics consultants)
                                                     since 1999
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Alan K. Simpson                 Board member         Former three-term                                 Investment
1201 Sunshine Ave.              since 1997           United States Senator                             Review,  Board
Cody, WY 82414                                       for Wyoming                                       Effectiveness
Age 73
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Alison Taunton-Rigby            Board member since   Founder and Chief        Hybridon, Inc.           Investment
901 S. Marquette Ave.           2002                 Executive Officer,       (biotechnology)          Review,  Contracts
Minneapolis, MN 55402                                RiboNovix, Inc. since
Age 60                                               2004;  President,
                                                     Forester Biotech since
                                                     2000; prior to that,
                                                     President and CEO,
                                                     Aquila
                                                     Biopharmaceuticals,
                                                     Inc.
------------------------------- -------------------- ------------------------ ------------------------ --------------------



--------------------------------------------------------------------------------
37   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Board Member Affiliated with AEFC*


Name, address, age              Position held with   Principal occupation     Other directorships      Committee
                                Fund and length of   during past five years                            memberships
                                service
------------------------------- -------------------- ------------------------ ------------------------ --------------------
William F. Truscott             Board member         Senior Vice President
53600 AXP Financial Center      since 2001,  Vice    - Chief Investment
Minneapolis, MN 55474           President  since     Officer of AEFC since
Age 44                          2002                 2001. Former Chief
                                                     Investment Officer and
                                                     Managing Director,
                                                     Zurich Scudder
                                                     Investments
------------------------------- -------------------- ------------------------ ------------------------ --------------------


* Interested person by reason of being an officer, director and/or employee of AEFC.


The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age              Position held with   Principal occupation     Other directorships      Committee
                                Fund and length of   during past five years                            memberships
                                service
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Jeffrey P. Fox                  Treasurer since      Vice President -
105 AXP Financial Center        2002                 Investment Accounting,
Minneapolis, MN 55474                                AEFC, since 2002; Vice
Age 49                                               President - Finance,
                                                     American Express
                                                     Company, 2000-2002;
                                                     Vice President -
                                                     Corporate Controller,
                                                     AEFC, 1996-2000
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Paula R. Meyer                  President since      Senior Vice President
596 AXP Financial Center        2002                 and General Manager -
Minneapolis, MN 55474                                Mutual Funds, AEFC,
Age 50                                               since 2002; Vice
                                                     President and Managing
                                                     Director - American
                                                     Express Funds, AEFC,
                                                     2000-2002; Vice
                                                     President, AEFC,
                                                     1998-2000
------------------------------- -------------------- ------------------------ ------------------------ --------------------
Leslie L. Ogg                   Vice President,      President of Board
901 S. Marquette Ave.           General Counsel,     Services Corporation
Minneapolis, MN 55402           and Secretary
Age 66                          since 1978
------------------------------- -------------------- ------------------------ ------------------------ --------------------

--------------------------------------------------------------------------------
38   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), its subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held five meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held five meetings during the last fiscal year.


BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.


Dollar range of equity securities beneficially owned on Dec. 31, 2004

Based on net asset values as of Dec. 31, 2004

                                                  Aggregate dollar range of
                             Dollar range of      equity securities of all
                            equity securities      American Express Funds
                               in the Fund        overseen by Board Member
                                  Range                     Range
Arne H. Carlson                   none                  over $100,000
Philip J. Carroll, Jr.*           none                      none
Livio D. DeSimone*                none                  over $100,000
Patricia M. Flynn                 none                 $10,001-$50,000
Anne P. Jones                     none                  over $100,000
Stephen R. Lewis, Jr. *           none                 $10,001-$50,000
Catherine James Paglia            none                      none
Alan K. Simpson                   none                $50,001-$100,000
Alison Taunton-Rigby              none                  over $100,000
William F. Truscott               none                  over $100,000

 * Three independent directors have deferred compensation and invested in share equivalents.


   As of Dec. 31, 2004, each owned:

   Philip J. Carroll, Jr.  AXP Global Technology Fund                $10,001-$50,000

   Livio D. DeSimone       AXP High Yield Bond Fund                 $50,001-$100,000
                           AXP Partners Small Cap Value Fund        $50,001-$100,000
                           AXP Small Cap Advantage Fund             $50,001-$100,000

   Stephen R. Lewis, Jr.   AXP Threadneedle International Fund       $10,001-$50,000
                           AXP Diversified Equity Income Fund       $50,001-$100,000
                           AXP Threadneedle Emerging Markets Fund    $10,001-$50,000


--------------------------------------------------------------------------------
39   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


Compensation for Board Members


During the most recent fiscal year, the independent members of the Fund board, for attending up to 24 meetings, received the following compensation:


Compensation Table


                                                Total cash compensation from
                                Aggregate          American Express Funds
                              compensation    and Preferred Master Trust Group
Board member*                 from the Fund         paid to Board member
Philip J. Carroll, Jr.           $1,169**                    $   0
Livio D. DeSimone                 1,345***                       0
Patricia M. Flynn                   442****                 34,504
Anne P. Jones                     1,445                    161,392
Stephen R. Lewis, Jr.             1,595*****               119,669
Catherine James Paglia              417                     46,008
Alan K. Simpson                   1,042                    123,892
Alison Taunton-Rigby              1,242                    142,542


    * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


   ** Includes the deferred compensation in the amount of $1,169 from the Fund.

  *** Includes the deferred compensation in the amount of $1,345 from the Fund.

 **** Includes the deferred compensation in the amount of $108 from the Fund.

***** Includes the deferred compensation in the amount of $638 from the Fund.

Control Persons and Principal Holders of Securities

The following table identifies those investors who owned 5% or more of any class of the Fund's shares as of 30 days prior to the date of this SAI.

Name, city and state of investor                                                                             Class D   Class E
Clients of American Enterprise Investment Services Inc., a brokerage firm                                     100.00%   85.59%

The following investors owned 25% or more of the Fund's shares (all share classes taken together) as of 30 days prior to the date of this SAI, and are therefore presumed to control the Fund: None.


Independent Registered Public Accounting Firm

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.

--------------------------------------------------------------------------------
40   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Appendix A

DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o  Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

--------------------------------------------------------------------------------
41   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

--------------------------------------------------------------------------------
42   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

--------------------------------------------------------------------------------
43   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

--------------------------------------------------------------------------------
44   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

Appendix B

ADDITIONAL INFORMATION ABOUT THE INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

--------------------------------------------------------------------------------
45   --   AXP MARKET ADVANTAGE SERIES, INC. -- AXP S&P 500 INDEX FUND

                                                              S-6434-20 J (4/05)

Investments in Affiliated Funds

AXP Portfolio Builder Conservative Fund

Jan. 31, 2005
(Percentages represent value of investments compared to net assets)

Fixed income funds (69.5%)(c)
                                                        Shares         Value(a)
Investment grade
AXP(R) Core Bond Fund                                 1,264,719      $12,406,892
AXP(R) Limited Duration Bond Fund                       759,579        7,519,827
AXP(R) Selective Fund                                 2,321,708       20,245,297
AXP(R) Short Duration U.S. Government Fund            1,038,411        4,984,371

Total fixed income funds
(Cost: $44,870,317)                                                  $45,156,387

Equity funds (23.0%)(c)
                                                        Shares         Value(a)
International (4.9%)
AXP(R) Partners International Aggressive
    Growth Fund                                         124,612         $929,608
AXP(R) Partners International Core Fund                 101,422          692,710
AXP(R) Partners International Select Value Fund          83,514          678,971
AXP(R) Partners International Small Cap Fund             38,056          319,668
AXP(R) Threadneedle International Fund                   76,425          545,677
Total                                                                  3,166,634

Real estate (3.2%)
AXP(R) Real Estate Fund                                 180,645        2,093,679

U.S. large cap (12.0%)
AXP(R) Diversified Equity Income Fund                    42,742          466,739
AXP(R) Growth Fund                                       57,677(b)     1,531,326
AXP(R) Large Cap Equity Fund                             83,073          415,367
AXP(R) Large Cap Value Fund                             156,659          874,160
AXP(R) New Dimensions Fund(R)                            50,792        1,192,603
AXP(R) Partners Fundamental Value Fund                   77,546          423,402
AXP(R) Partners Growth Fund                             148,108          856,065
AXP(R) Partners Value Fund                              152,017          819,371
AXP(R) Quantitative Large Cap Equity Fund               137,251          867,426
AXP(R) Stock Fund                                        16,587          314,983
Total                                                                  7,761,442

U.S. mid cap (2.2%)
AXP(R) Equity Select Fund                                36,855(b)       467,323
AXP(R) Mid Cap Value Fund                                21,485          161,783
AXP(R) Partners Aggressive Growth Fund                   64,227          471,428
AXP(R) Partners Select Value Fund                        47,310          314,611
Total                                                                  1,415,145

U.S. small cap (0.7%)
AXP(R) Partners Small Cap Core Fund                      15,590           90,737
AXP(R) Partners Small Cap Growth Fund                    20,437(b)        88,899
AXP(R) Partners Small Cap Value Fund                     30,727          206,176
AXP(R) Small Cap Advantage Fund                          12,371           89,814
Total                                                                    475,626

Total equity funds
(Cost: $14,302,142)                                                  $14,912,526

Cash equivalents (7.6%)(c)
                                                        Shares         Value(a)
Money market fund
AXP(R) Cash Management Fund                           4,959,669       $4,959,669

Total cash equivalents
(Cost: $4,959,669)                                                    $4,959,669

Total investments in affiliated funds
(Cost: $64,132,128)(d)                                               $65,028,582

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 "investments in underlying affiliated funds."

(d) At Jan. 31, 2005, the cost of securities for federal income tax purposes was $64,198,438 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                         $867,311
      Unrealized depreciation                                          (37,167)
                                                                       -------
      Net unrealized appreciation                                     $830,144
                                                                      --------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
25   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investments in Affiliated Funds

AXP Portfolio Builder Moderate Conservative Fund

Jan. 31, 2005
(Percentages represent value of investments compared to net assets)

Fixed income funds (59.0%)(c)
                                                        Shares         Value(a)
Global bond (5.0%)
AXP(R) Global Bond Fund                                 829,279       $5,813,242

High yield (5.0%)
AXP(R) Income Opportunities Fund                        554,616        5,867,838

Inflation protected securities (6.2%)
AXP(R) Inflation Protected Securities Fund              713,777        7,259,112

Investment grade (42.8%)
AXP(R) Core Bond Fund                                 1,187,006       11,644,527
AXP(R) Limited Duration Bond Fund                     1,475,304       14,605,506
AXP(R) Selective Fund                                 1,928,599       16,817,385
AXP(R) Short Duration U.S. Government Fund            1,516,780        7,280,544
Total                                                                 50,347,962

Total fixed income funds
(Cost: $68,524,269)                                                  $69,288,154

Equity funds (37.5%)(c)
                                                        Shares         Value(a)
International (8.4%)
AXP(R) Partners International Aggressive
    Growth Fund                                         338,883       $2,528,070
AXP(R) Partners International Core Fund                 257,789        1,760,698
AXP(R) Partners International Select Value Fund         233,589        1,899,078
AXP(R) Partners International Small Cap Fund            101,446          852,144
AXP(R) Threadneedle Emerging Markets Fund               205,481        1,477,412
AXP(R) Threadneedle International Fund                  190,337        1,359,004
Total                                                                  9,876,406

Real estate (3.2%)
AXP(R) Real Estate Fund                                 325,671        3,774,529

U.S. large cap (20.7%)
AXP(R) Diversified Equity Income Fund                   151,027        1,649,216
AXP(R) Growth Fund                                      189,359(b)     5,027,488
AXP(R) Large Cap Equity Fund                            246,000        1,230,002
AXP(R) Large Cap Value Fund                             443,564        2,475,090
AXP(R) New Dimensions Fund(R)                           162,299        3,810,770
AXP(R) Partners Fundamental Value Fund                  319,433        1,744,103
AXP(R) Partners Growth Fund                             445,341        2,574,074
AXP(R) Partners Value Fund                              434,762        2,343,370
AXP(R) Quantitative Large Cap Equity Fund               401,068        2,534,748
AXP(R) Stock Fund                                        50,968          967,879
Total                                                                 24,356,740

U.S. mid cap (4.0%)
AXP(R) Equity Select Fund                               124,029(b)     1,572,684
AXP(R) Mid Cap Value Fund                                83,048          625,349
AXP(R) Partners Aggressive Growth Fund                  216,850        1,591,677
AXP(R) Partners Select Value Fund                       128,252          852,876
Total                                                                  4,642,586

U.S. small cap (1.2%)
AXP(R) Partners Small Cap Core Fund                      49,758          289,591
AXP(R) Partners Small Cap Growth Fund                    65,308(b)       284,091
AXP(R) Partners Small Cap Value Fund                     85,662          574,795
AXP(R) Small Cap Advantage Fund                          37,881          275,014
Total                                                                  1,423,491

Total equity funds
(Cost: $42,150,184)                                                  $44,073,752

Cash equivalents (3.1%)(c)
                                                        Shares         Value(a)
Money market fund
AXP(R) Cash Management Fund                           3,621,095       $3,621,095

Total cash equivalents
(Cost: $3,621,095)                                                    $3,621,095

Total investments in affiliated funds
(Cost: $114,295,548)(d)                                             $116,983,001

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 "investments in underlying affiliated funds."

(d) At Jan. 31, 2005, the cost of securities for federal income tax purposes was $114,435,723 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $2,616,589
      Unrealized depreciation                                          (69,311)
                                                                       -------
      Net unrealized appreciation                                   $2,547,278
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
26   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investments in Affiliated Funds

AXP Portfolio Builder Moderate Fund

Jan. 31, 2005
(Percentages represent value of investments compared to net assets)

Equity funds (52.7%)(c)
                                                        Shares         Value(a)
International (12.0%)
AXP(R) Partners International Aggressive
    Growth Fund                                       1,112,388       $8,298,415
AXP(R) Partners International Core Fund                 831,693        5,680,462
AXP(R) Partners International Select Value Fund         773,375        6,287,535
AXP(R) Partners International Small Cap Fund            331,575        2,785,229
AXP(R) Threadneedle Emerging Markets Fund               673,932        4,845,573
AXP(R) Threadneedle International Fund                  629,055        4,491,450
Total                                                                 32,388,664

Real estate (3.1%)
AXP(R) Real Estate Fund                                 713,241        8,266,460

U.S. large cap (30.1%)
AXP(R) Diversified Equity Income Fund                   539,370        5,889,916
AXP(R) Growth Fund                                      613,452(b)    16,287,146
AXP(R) Large Cap Equity Fund                            864,262        4,321,312
AXP(R) Large Cap Value Fund                           1,413,385        7,886,687
AXP(R) New Dimensions Fund(R)                           534,139       12,541,582
AXP(R) Partners Fundamental Value Fund                1,106,015        6,038,844
AXP(R) Partners Growth Fund                           1,523,356        8,804,997
AXP(R) Partners Value Fund                            1,391,777        7,501,679
AXP(R) Quantitative Large Cap Equity Fund             1,368,207        8,647,070
AXP(R) Stock Fund                                       172,179        3,269,675
Total                                                                 81,188,908

U.S. mid cap (5.7%)
AXP(R) Equity Select Fund                               418,564(b)     5,307,389
AXP(R) Mid Cap Value Fund                               320,815        2,415,737
AXP(R) Partners Aggressive Growth Fund                  728,649        5,348,282
AXP(R) Partners Select Value Fund                       364,667        2,425,034
Total                                                                 15,496,442

U.S. small cap (1.8%)
AXP(R) Partners Small Cap Core Fund                     167,943          977,426
AXP(R) Partners Small Cap Growth Fund                   220,320(b)       958,392
AXP(R) Partners Small Cap Value Fund                    295,994        1,986,117
AXP(R) Small Cap Advantage Fund                         133,273          967,561
Total                                                                  4,889,496

Total equity funds
(Cost: $136,256,536)                                                $142,229,970

Fixed income funds (47.5%)(c)
                                                        Shares         Value(a)
Global bond (4.7%)
AXP(R) Global Bond Fund                               1,807,668      $12,671,751

High yield (9.5%)
AXP(R) Income Opportunities Fund                      2,421,126       25,615,509

Inflation protected securities (4.7%)
AXP(R) Inflation Protected Securities Fund            1,252,047       12,733,318

Investment grade (28.6%)
AXP(R) Core Bond Fund                                 3,070,876       30,125,290
AXP(R) Limited Duration Bond Fund                     1,295,059       12,821,086
AXP(R) Selective Fund                                 3,908,754       34,084,339
Total                                                                 77,030,715

Total fixed income funds
(Cost: $126,338,167)                                                $128,051,293

Cash equivalents (--%)(c)
                                                        Shares         Value(a)
Money market fund
AXP(R) Cash Management Fund                                   2               $2

Total cash equivalents
(Cost: $2)                                                                    $2

Total investments in affiliated funds
(Cost: $262,594,705)(d)                                             $270,281,265

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 "investments in underlying affiliated funds."

(d) At Jan. 31, 2005, the cost of securities for federal income tax purposes was $262,984,134 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $7,380,875
      Unrealized depreciation                                          (83,744)
                                                                       -------
      Net unrealized appreciation                                   $7,297,131
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
27   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investments in Affiliated Funds

AXP Portfolio Builder Moderate Aggressive Fund

Jan. 31, 2005
(Percentages represent value of investments compared to net assets)

Equity funds (67.7%)(c)
                                                        Shares         Value(a)
International (15.8%)
AXP(R) Partners International Aggressive
    Growth Fund                                       1,738,922      $12,972,360
AXP(R) Partners International Core Fund               1,236,473        8,445,113
AXP(R) Partners International Select Value Fund       1,187,134        9,651,397
AXP(R) Partners International Small Cap Fund            511,436        4,296,066
AXP(R) Threadneedle Emerging Markets Fund             1,069,193        7,687,498
AXP(R) Threadneedle International Fund                1,030,365        7,356,808
Total                                                                 50,409,242

Real estate (3.2%)
AXP(R) Real Estate Fund                                 873,278       10,121,288

U.S. large cap (39.0%)
AXP(R) Diversified Equity Income Fund                   806,445        8,806,384
AXP(R) Growth Fund                                      922,818(b)    24,500,811
AXP(R) Large Cap Equity Fund                          1,318,866        6,594,331
AXP(R) Large Cap Value Fund                           2,221,924       12,398,336
AXP(R) New Dimensions Fund(R)                           811,091       19,044,417
AXP(R) Partners Fundamental Value Fund                1,765,334        9,638,724
AXP(R) Partners Growth Fund                           2,384,706       13,783,599
AXP(R) Partners Value Fund                            2,157,108       11,626,814
AXP(R) Quantitative Large Cap Equity Fund             2,122,522       13,414,339
AXP(R) Stock Fund                                       266,376        5,058,474
Total                                                                124,866,229

U.S. mid cap (7.4%)
AXP(R) Equity Select Fund                               631,371(b)     8,005,782
AXP(R) Mid Cap Value Fund                               487,817        3,673,260
AXP(R) Partners Aggressive Growth Fund                1,101,527        8,085,208
AXP(R) Partners Select Value Fund                       582,698        3,874,942
Total                                                                 23,639,192

U.S. small cap (2.3%)
AXP(R) Partners Small Cap Core Fund                     260,815        1,517,943
AXP(R) Partners Small Cap Growth Fund                   342,263(b)     1,488,842
AXP(R) Partners Small Cap Value Fund                    443,535        2,976,122
AXP(R) Small Cap Advantage Fund                         199,025        1,444,919
Total                                                                  7,427,826

Total equity funds
(Cost: $207,598,660)                                                 216,463,777

Fixed income funds (32.3%)(c)
                                                        Shares         Value(a)
Global bond (4.8%)
AXP(R) Global Bond Fund                               2,184,818      $15,315,574

High yield (4.8%)
AXP(R) Income Opportunities Fund                      1,462,913       15,477,625

Inflation protected securities (3.2%)
AXP(R) Inflation Protected Securities Fund            1,009,557       10,267,195

Investment grade (19.5%)
AXP(R) Core Bond Fund                                 2,490,851       24,435,247
AXP(R) Limited Duration Bond Fund                     1,043,565       10,331,294
AXP(R) Selective Fund                                 3,131,593       27,307,488
Total                                                                 62,074,029

Total fixed income funds
(Cost: $101,667,049)                                                $103,134,423

Cash equivalents (--%)(c)
                                                        Shares         Value(a)
Money market fund
AXP(R) Cash Management Fund                                   2               $2

Total cash equivalents
(Cost: $2)                                                                    $2

Total investments in affiliated funds
(Cost: $309,265,711)(d)                                             $319,598,202

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 "investments in underlying affiliated funds."

(d) At Jan. 31, 2005, the cost of securities for federal income tax purposes was $309,973,243 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $9,771,677
      Unrealized depreciation                                         (146,718)
                                                                      --------
      Net unrealized appreciation                                   $9,624,959
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
28   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investments in Affiliated Funds

AXP Portfolio Builder Aggressive Fund

Jan. 31, 2005
(Percentages represent value of investments compared to net assets)

Equity funds (82.9%)(c)
                                                        Shares         Value(a)
International (19.2%)
AXP(R) Partners International Aggressive
    Growth Fund                                       1,083,930       $8,086,121
AXP(R) Partners International Core Fund                 748,569        5,112,729
AXP(R) Partners International Select Value Fund         727,128        5,911,551
AXP(R) Partners International Small Cap Fund            316,987        2,662,691
AXP(R) Threadneedle Emerging Markets Fund               658,384        4,733,779
AXP(R) Threadneedle International Fund                  556,424        3,972,867
Total                                                                 30,479,738

Real estate (3.0%)
AXP(R) Real Estate Fund                                 413,287        4,789,994

U.S. large cap (48.6%)
AXP(R) Diversified Equity Income Fund                   520,790        5,687,027
AXP(R) Growth Fund                                      578,838(b)    15,368,142
AXP(R) Large Cap Equity Fund                            801,839        4,009,195
AXP(R) Large Cap Value Fund                           1,312,185        7,321,993
AXP(R) New Dimensions Fund(R)                           505,221       11,862,585
AXP(R) Partners Fundamental Value Fund                1,128,718        6,162,799
AXP(R) Partners Growth Fund                           1,426,188        8,243,368
AXP(R) Partners Value Fund                            1,289,426        6,950,004
AXP(R) Quantitative Large Cap Equity Fund             1,304,326        8,243,338
AXP(R) Stock Fund                                       163,865        3,111,792
Total                                                                 76,960,243

U.S. mid cap (9.2%)
AXP(R) Equity Select Fund                               390,822(b)     4,955,620
AXP(R) Mid Cap Value Fund                               290,659        2,188,665
AXP(R) Partners Aggressive Growth Fund                  683,801        5,019,100
AXP(R) Partners Select Value Fund                       359,854        2,393,027
Total                                                                 14,556,412

U.S. small cap (2.9%)
AXP(R) Partners Small Cap Core Fund                     159,914          930,701
AXP(R) Partners Small Cap Growth Fund                   209,894(b)       913,040
AXP(R) Partners Small Cap Value Fund                    284,056        1,906,013
AXP(R) Small Cap Advantage Fund                         126,972          921,814
Total                                                                  4,671,568

Total equity funds
(Cost: $126,143,557)                                                 131,457,955

Fixed income funds (17.2%)(c)
                                                        Shares         Value(a)
High yield (4.3%)
AXP(R) Income Opportunities Fund                        644,281       $6,816,491

Investment grade (12.9%)
AXP(R) Core Bond Fund                                   617,998        6,062,560
AXP(R) Limited Duration Bond Fund                       689,477        6,825,819
AXP(R) Selective Fund                                   872,931        7,611,958
Total                                                                 20,500,337

Total fixed income funds
(Cost: $27,014,083)                                                  $27,316,828

Cash equivalents (--%)(c)
                                                        Shares         Value(a)
Money market fund
AXP(R) Cash Management Fund                                   2               $2

Total cash equivalents
(Cost: $2)                                                                    $2

Total investments in affiliated funds
(Cost: $153,157,642)(d)                                             $158,774,785

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 "investments in underlying affiliated funds."

(d) At Jan. 31, 2005, the cost of securities for federal income tax purposes was $153,558,410 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $5,308,513
      Unrealized depreciation                                          (92,138)
                                                                       -------
      Net unrealized appreciation                                   $5,216,375
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
29   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investments in Affiliated Funds

AXP Portfolio Builder Total Equity Fund

Jan. 31, 2005
(Percentages represent value of investments compared to net assets)

Equity funds (100.4%)(c)
                                                        Shares         Value(a)
International (23.3%)
AXP(R) Partners International Aggressive
    Growth Fund                                         996,805       $7,436,168
AXP(R) Partners International Core Fund                 711,303        4,858,202
AXP(R) Partners International Select Value Fund         676,983        5,503,876
AXP(R) Partners International Small Cap Fund            299,116        2,512,577
AXP(R) Threadneedle Emerging Markets Fund               607,662        4,369,090
AXP(R) Threadneedle International Fund                  556,726        3,975,025
Total                                                                 28,654,938

Real estate (3.0%)
AXP(R) Real Estate Fund                                 320,264        3,711,858

U.S. large cap (59.2%)
AXP(R) Diversified Equity Income Fund                   498,767        5,446,535
AXP(R) Growth Fund                                      550,634(b)    14,619,328
AXP(R) Large Cap Equity Fund                            748,867        3,744,336
AXP(R) Large Cap Value Fund                           1,190,260        6,641,652
AXP(R) New Dimensions Fund(R)                           480,619       11,284,943
AXP(R) Partners Fundamental Value Fund                1,077,393        5,882,568
AXP(R) Partners Growth Fund                           1,370,144        7,919,430
AXP(R) Partners Value Fund                            1,191,500        6,422,187
AXP(R) Quantitative Large Cap Equity Fund             1,221,742        7,721,408
AXP(R) Stock Fund                                       153,566        2,916,214
Total                                                                 72,598,601

U.S. mid cap (11.3%)
AXP(R) Equity Select Fund                               371,892(b)     4,715,585
AXP(R) Mid Cap Value Fund                               284,930        2,145,523
AXP(R) Partners Aggressive Growth Fund                  659,393        4,839,947
AXP(R) Partners Select Value Fund                       326,376        2,170,399
Total                                                                 13,871,454

U.S. small cap (3.6%)
AXP(R) Partners Small Cap Core Fund                     150,582          876,386
AXP(R) Partners Small Cap Growth Fund                   197,650(b)       859,779
AXP(R) Partners Small Cap Value Fund                    268,680        1,802,846
AXP(R) Small Cap Advantage Fund                         117,089          850,066
Total                                                                  4,389,077

Total equity funds
(Cost: $118,365,626)                                                $123,225,928

Cash equivalents (--%)(c)
                                                        Shares         Value(a)
Money market fund
AXP(R) Cash Management Fund                                   1               $1

Total cash equivalents
(Cost: $1)                                                                    $1

Total investments in affiliated funds
(Cost: $118,365,627)(d)                                             $123,225,929

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 "investments in underlying affiliated funds."

(d) At Jan. 31, 2005, the cost of securities for federal income tax purposes was $118,704,213 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $4,623,572
      Unrealized depreciation                                         (101,856)
                                                                      --------
      Net unrealized appreciation                                   $4,521,716
                                                                    ----------

How to find information about the Fund's portfolio holdings
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
30   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Financial Statements

Statements of assets and liabilities
AXP Portfolio Builder Series

Jan. 31, 2005
                                                                                                      AXP
                                                                                 AXP           Portfolio Builder         AXP
                                                                          Portfolio Builder        Moderate       Portfolio Builder
                                                                            Conservative         Conservative         Moderate
                                                                                Fund                 Fund               Fund
Assets
Investments in affiliated funds, at value (Note 1)
     (identified cost $64,132,128, $114,295,548
     and $262,594,705, respectively)                                         $65,028,582         $116,983,001        $270,281,265
Cash in bank on demand deposit                                                        --                2,428                  --
Capital shares receivable                                                         90,024              467,697             945,613
Dividends receivable                                                              20,404               26,678              53,387
Receivable for investments sold                                                       --              115,668             300,000
Expense reimbursement receivable from AEFC                                            --                6,686                  --
                                                                              ----------          -----------         -----------
Total assets                                                                  65,139,010          117,602,158         271,580,265
                                                                              ==========          ===========         ===========

Liabilities
Disbursements in excess of cash on demand deposit                                     --                   --               1,325
Capital shares payable                                                            23,638               40,018             102,249
Payable for investments purchased                                                110,530              100,000           1,705,643
Accrued investment management services fee                                           424                  765               1,758
Accrued distribution fee                                                           2,863                4,803              10,364
Accrued transfer agency fee                                                          546                1,060               2,724
Accrued administrative services fee                                                  106                  191                 439
Other accrued expenses                                                            57,312               32,543              56,988
                                                                              ----------          -----------         -----------
Total liabilities                                                                195,419              179,380           1,881,490
                                                                              ----------          -----------         -----------
Net assets applicable to outstanding capital stock                           $64,943,591         $117,422,778        $269,698,775
                                                                             ===========         ============        ============
Represented by
Capital stock -- $.01 par value (Note 1)                                     $    63,525         $    113,564        $    257,900
Additional paid-in capital                                                    63,545,231          113,508,520         258,788,159
Undistributed net investment income                                               59,688               69,676             132,944
Accumulated net realized gain (loss)                                             378,693            1,043,565           2,833,212
Unrealized appreciation (depreciation) on investments                            896,454            2,687,453           7,686,560
                                                                              ----------          -----------         -----------
Total -- representing net assets applicable to outstanding capital stock     $64,943,591         $117,422,778        $269,698,775
                                                                             ===========         ============        ============
Net assets applicable to outstanding shares:      Class A                    $39,897,123         $ 77,638,291        $189,888,226
                                                  Class B                    $20,554,920         $ 33,819,808        $ 71,814,179
                                                  Class C                    $ 4,481,347         $  5,954,341        $  7,955,750
                                                  Class Y                    $    10,201         $     10,338        $     40,620
Outstanding shares of capital stock:              Class A shares               3,898,848            7,502,281          18,140,369
                                                  Class B shares               2,013,651            3,276,549           6,883,820
                                                  Class C shares                 439,018              576,615             761,900
                                                  Class Y shares                   1,000                1,000               3,879
Net asset value per share                         Class A                    $     10.23         $      10.35        $      10.47
                                                  Class B                    $     10.21         $      10.32        $      10.43
                                                  Class C                    $     10.21         $      10.33        $      10.44
                                                  Class Y                    $     10.20         $      10.34        $      10.47
                                                                             -----------         ------------        ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
31   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Statements of assets and liabilities (continued)
AXP Portfolio Builder Series

Jan. 31, 2005
                                                                                 AXP
                                                                          Portfolio Builder           AXP                AXP
                                                                              Moderate         Portfolio Builder  Portfolio Builder
                                                                             Aggressive           Aggressive        Total Equity
                                                                                Fund                 Fund               Fund
Assets
Investments in affiliated funds, at value (Note 1)
     (identified cost $309,265,711, $153,157,642
     and $118,365,627, respectively)                                        $319,598,202         $158,774,785        $123,225,929
Capital shares receivable                                                      1,565,028              513,095             285,254
Dividends receivable                                                              39,442               13,387                  --
Receivable for investments sold                                                  220,000              300,000                  --
                                                                            ------------         ------------        ------------
Total assets                                                                 321,422,672          159,601,267         123,511,183
                                                                            ------------         ------------        ------------
Liabilities
Disbursements in excess of cash on demand deposit                                 21,278               12,780               3,591
Capital shares payable                                                           134,138               24,971             119,903
Payable for investments purchased                                              1,601,582              918,231             606,716
Accrued investment management services fee                                         2,080                1,030                 796
Accrued distribution fee                                                          10,993                5,593               4,343
Accrued transfer agency fee                                                        4,190                2,443               1,921
Accrued administrative services fee                                                  520                  257                 199
Other accrued expenses                                                            62,818               42,386              38,536
                                                                            ------------         ------------        ------------
Total liabilities                                                              1,837,599            1,007,691             776,005
                                                                            ------------         ------------        ------------
Net assets applicable to outstanding capital stock                          $319,585,073         $158,593,576        $122,735,178
                                                                            ============         ============        ============
Represented by
Capital stock -- $.01 par value (Note 1)                                    $    304,696         $    150,805        $    116,506
Additional paid-in capital                                                   305,046,111          150,493,448         115,728,029
Undistributed net investment income                                                7,609                   --                  --
Accumulated net realized gain (loss)                                           3,894,166            2,332,180           2,030,341
Unrealized appreciation (depreciation) on investments                         10,332,491            5,617,143           4,860,302
                                                                            ------------         ------------        ------------
Total -- representing net assets applicable to outstanding capital stock    $319,585,073         $158,593,576        $122,735,178
                                                                            ============         ============        ============
Net assets applicable to outstanding shares:      Class A                   $245,769,977         $119,627,607        $ 92,091,638
                                                  Class B                   $ 67,228,623         $ 35,834,966        $ 28,227,386
                                                  Class C                   $  6,552,993         $  3,083,372        $  2,332,601
                                                  Class Y                   $     33,480         $     47,631        $     83,553
Outstanding shares of capital stock:              Class A shares              23,417,138           11,362,951           8,732,306
                                                  Class B shares               6,423,185            3,418,749           2,688,269
                                                  Class C shares                 626,119              294,292             222,136
                                                  Class Y shares                   3,188                4,524               7,917
Net asset value per share                         Class A                   $      10.50         $      10.53        $      10.55
                                                  Class B                   $      10.47         $      10.48        $      10.50
                                                  Class C                   $      10.47         $      10.48        $      10.50
                                                  Class Y                   $      10.50         $      10.53        $      10.55
                                                                            ------------         ------------        ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
32   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Statements of operations
AXP Portfolio Builder Series

For the period from March 4, 2004(a) to Jan. 31, 2005
                                                                                                      AXP
                                                                                 AXP           Portfolio Builder         AXP
                                                                          Portfolio Builder        Moderate       Portfolio Builder
                                                                            Conservative         Conservative         Moderate
                                                                                Fund                 Fund               Fund
Investment income
Income:
Income distributions from underlying affiliated funds                         $  784,774           $1,518,676         $ 3,115,455
                                                                              ----------           ----------         -----------
Expenses (Note 2):
Investment management services fee                                                23,875               43,118              93,838
Distribution fee
     Class A                                                                      47,394               88,986             207,226
     Class B                                                                      90,296              154,618             306,025
     Class C                                                                      18,476               28,321              37,943
Transfer agency fee                                                               27,679               53,727             132,583
Incremental transfer agency fee
     Class A                                                                       1,715                3,613               9,990
     Class B                                                                       1,544                2,676               6,591
     Class C                                                                         308                  512                 958
Service fee -- Class Y                                                                10                   10                  11
Administrative services fees and expenses                                          5,969               10,779              23,460
Custodian fees                                                                       965                  918                 960
Printing and postage                                                               8,440                9,350              15,674
Registration fees                                                                110,238              116,060             145,398
Audit fees                                                                        14,500               14,500              14,500
Other                                                                              5,566                5,068               5,439
                                                                              ----------           ----------         -----------
Total expenses                                                                   356,975              532,256           1,000,596
     Expenses waived/reimbursed by AEFC (Note 2)                                 (96,413)             (70,554)            (39,044)
                                                                              ----------           ----------         -----------
                                                                                 260,562              461,702             961,552
     Earnings credits on cash balances (Note 2)                                       --                  (78)                (20)
                                                                              ----------           ----------         -----------
Total net expenses                                                               260,562              461,624             961,532
                                                                              ----------           ----------         -----------
Investment income (loss) -- net                                                  524,212            1,057,052           2,153,923
                                                                              ----------           ----------         -----------
Realized and unrealized gain (loss) on:
     Sales of underlying affiliated funds (Note 3)                               313,319              671,650           1,658,485
     Capital gain distributions from underlying affiliated funds                 252,368              776,827           2,418,622
                                                                              ----------           ----------         -----------
Net realized gain (loss) on investments                                          565,687            1,448,477           4,077,107
Net change in unrealized appreciation (depreciation) on investments              896,281            2,687,220           7,686,199
                                                                              ----------           ----------         -----------
Net gain (loss) on investments                                                 1,461,968            4,135,697          11,763,306
                                                                              ----------           ----------         -----------
Net increase (decrease) in net assets resulting from operations               $1,986,180           $5,192,749         $13,917,229
                                                                              ==========           ==========         ===========

(a) When shares became publicly available.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
33   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Statements of operations (continued)
AXP Portfolio Builder Series

For the period from March 4, 2004(a) to Jan. 31, 2005
                                                                                 AXP
                                                                          Portfolio Builder           AXP                AXP
                                                                              Moderate         Portfolio Builder  Portfolio Builder
                                                                             Aggressive           Aggressive        Total Equity
                                                                                Fund                 Fund               Fund
Investment income
Income:
Income distributions from underlying affiliated funds                        $ 3,081,179           $1,120,483          $  639,176
                                                                             -----------           ----------          ----------
Expenses (Note 2):
Investment management services fee                                               112,009               55,141              43,835
Distribution fee
     Class A                                                                     269,870              131,509             103,536
     Class B                                                                     290,686              148,824             123,254
     Class C                                                                      29,798               14,167              10,069
Transfer agency fee                                                              202,734              120,130              95,111
Incremental transfer agency fee
     Class A                                                                      17,047               10,306               7,979
     Class B                                                                       8,118                4,507               3,866
     Class C                                                                         881                  516                 380
Service fee -- Class Y                                                                15                   24                  47
Administrative services fees and expenses                                         28,002               13,785              10,959
Custodian fees                                                                       920                2,398               1,071
Printing and postage                                                              21,884               10,435              10,121
Registration fees                                                                157,137              123,636             127,296
Audit fees                                                                        14,500               14,500              14,500
Other                                                                              5,464               12,020               5,111
                                                                             -----------           ----------          ----------
Total expenses                                                                 1,159,065              661,898             557,135
     Expenses waived/reimbursed by AEFC (Note 2)                                 (83,425)            (128,223)           (130,403)
                                                                             -----------           ----------          ----------
                                                                               1,075,640              533,675             426,732
     Earnings credits on cash balances (Note 2)                                       --                  (20)                 --
                                                                             -----------           ----------          ----------
Total net expenses                                                             1,075,640              533,655             426,732
                                                                             -----------           ----------          ----------
Investment income (loss) -- net                                                2,005,539              586,828             212,444
                                                                             -----------           ----------          ----------
Realized and unrealized gain (loss) on:
     Sales of underlying affiliated funds (Note 3)                             1,901,961            1,146,732             938,785
     Capital gain distributions from underlying affiliated funds               3,441,162            2,023,399           1,801,226
                                                                             -----------           ----------          ----------
Net realized gain (loss) on investments                                        5,343,123            3,170,131           2,740,011
Net change in unrealized appreciation (depreciation) on investments           10,332,016            5,616,567           4,859,575
                                                                             -----------           ----------          ----------
Net gain (loss) on investments                                                15,675,139            8,786,698           7,599,586
                                                                             -----------           ----------          ----------
Net increase (decrease) in net assets resulting from operations              $17,680,678           $9,373,526          $7,812,030
                                                                             ===========           ==========          ==========

(a) When shares became publicly available.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
34   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Statements of changes in net assets
AXP Portfolio Builder Series

For the period from March 4, 2004(a) to Jan. 31, 2005
                                                                                            AXP                       AXP
                                                                                     Portfolio Builder         Portfolio Builder
                                                                                       Conservative                Moderate
                                                                                           Fund                Conservative Fund
Operations and distributions
Investment income (loss) -- net                                                       $   524,212              $  1,057,052
Net realized gain (loss) on investments                                                   565,687                 1,448,477
Net change in unrealized appreciation (depreciation) on investments                       896,281                 2,687,220
                                                                                      -----------              ------------
Net increase (decrease) in net assets resulting from operations                         1,986,180                 5,192,749
                                                                                      -----------              ------------
Distributions to shareholders from:
     Net investment income
         Class A                                                                         (392,103)                 (928,934)
         Class B                                                                         (134,098)                 (318,130)
         Class C                                                                          (29,944)                  (57,743)
         Class Y                                                                             (177)                     (189)
     Net realized gain
         Class A                                                                          (60,625)                  (60,162)
         Class B                                                                          (29,969)                  (26,957)
         Class C                                                                           (6,739)                   (4,821)
         Class Y                                                                              (17)                       (9)
                                                                                      -----------              ------------
Total distributions                                                                      (653,672)               (1,396,945)
                                                                                      -----------              ------------
Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                                           43,466,375                80,475,274
     Class B shares                                                                    22,534,862                34,998,773
     Class C shares                                                                     4,530,358                 6,054,953
Reinvestment of distributions at net asset value
     Class A shares                                                                       436,874                   952,354
     Class B shares                                                                       156,820                   333,756
     Class C shares                                                                        33,909                    61,539
Payments for redemptions
     Class A shares                                                                    (4,949,749)               (6,431,637)
     Class B shares (Note 2)                                                           (2,525,210)               (2,561,369)
     Class C shares (Note 2)                                                             (173,381)                 (356,952)
                                                                                      -----------              ------------
Increase (decrease) in net assets from capital share transactions                      63,510,858               113,526,691
                                                                                      -----------              ------------
Total increase (decrease) in net assets                                                64,843,366               117,322,495
Net assets at beginning of period (Note 1)                                                100,225(b)                100,283(c)
                                                                                      -----------              ------------
Net assets at end of period                                                           $64,943,591              $117,422,778
                                                                                      ===========              ============
Undistributed net investment income                                                   $    59,688              $     69,676
                                                                                      -----------              ------------

(a)  When shares became publicly available.

(b) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $225 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

(c) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $283 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
35   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Statements of changes in net assets (continued)
AXP Portfolio Builder Series

For the period from March 4, 2004(a) to Jan. 31, 2005
                                                                                                                      AXP
                                                                                            AXP                Portfolio Builder
                                                                                     Portfolio Builder             Moderate
                                                                                         Moderate                 Aggressive
                                                                                           Fund                      Fund
Operations and distributions
Investment income (loss) -- net                                                      $  2,153,923              $  2,005,539
Net realized gain (loss) on investments                                                 4,077,107                 5,343,123
Net change in unrealized appreciation (depreciation) on investments                     7,686,199                10,332,016
                                                                                     ------------              ------------
Net increase (decrease) in net assets resulting from operations                        13,917,229                17,680,678
                                                                                     ------------              ------------
Distributions to shareholders from:
     Net investment income
         Class A                                                                       (2,241,999)               (2,651,382)
         Class B                                                                         (671,892)                 (544,032)
         Class C                                                                          (74,421)                  (54,864)
         Class Y                                                                             (186)                     (304)
     Net realized gain
         Class A                                                                         (198,872)                 (157,086)
         Class B                                                                          (75,746)                  (42,491)
         Class C                                                                           (8,559)                   (4,301)
         Class Y                                                                              (13)                      (15)
                                                                                     ------------              ------------
Total distributions                                                                    (3,271,688)               (3,454,475)
                                                                                     ------------              ------------
Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                                          190,283,210               244,597,254
     Class B shares                                                                    74,076,207                68,833,811
     Class C shares                                                                     7,957,855                 6,624,483
     Class Y shares                                                                        30,000                    21,999
Reinvestment of distributions at net asset value
     Class A shares                                                                     2,386,845                 2,764,281
     Class B shares                                                                       712,135                   577,286
     Class C shares                                                                        79,142                    56,828
     Class Y shares                                                                            --                       157
Payments for redemptions
     Class A shares                                                                   (10,507,665)              (12,831,668)
     Class B shares (Note 2)                                                           (5,653,206)               (4,953,827)
     Class C shares (Note 2)                                                             (411,689)                 (432,229)
                                                                                     ------------              ------------
Increase (decrease) in net assets from capital share transactions                     258,952,834               305,258,375
                                                                                     ------------              ------------
Total increase (decrease) in net assets                                               269,598,375               319,484,578
Net assets at beginning of period (Note 1)                                                100,400(b)                100,495(c)
                                                                                     ------------              ------------
Net assets at end of period                                                          $269,698,775              $319,585,073
                                                                                     ============              ============
Undistributed net investment income                                                  $    132,944              $      7,609
                                                                                     ------------              ------------

(a)  When shares became publicly available.

(b) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $400 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

(c) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $495 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
36   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Statements of changes in net assets (continued)
AXP Portfolio Builder Series

For the period from March 4, 2004(a) to Jan. 31, 2005
                                                                                            AXP                       AXP
                                                                                     Portfolio Builder         Portfolio Builder
                                                                                        Aggressive               Total Equity
                                                                                           Fund                      Fund
Operations and distributions
Investment income (loss) -- net                                                      $    586,828              $    212,444
Net realized gain (loss) on investments                                                 3,170,131                 2,740,011
Net change in unrealized appreciation (depreciation) on investments                     5,616,567                 4,859,575
                                                                                     ------------              ------------
Net increase (decrease) in net assets resulting from operations                         9,373,526                 7,812,030
                                                                                     ------------              ------------
Distributions to shareholders from:
     Net investment income
         Class A                                                                       (1,070,033)                 (733,780)
         Class B                                                                         (226,765)                 (150,954)
         Class C                                                                          (17,616)                  (11,704)
         Class Y                                                                             (668)                     (709)
     Net realized gain
         Class A                                                                          (97,886)                  (80,460)
         Class B                                                                          (28,935)                  (24,752)
         Class C                                                                           (2,443)                   (1,980)
         Class Y                                                                              (54)                      (68)
                                                                                     ------------              ------------
Total distributions                                                                    (1,444,400)               (1,004,407)
                                                                                     ------------              ------------
Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                                          118,179,376                91,775,810
     Class B shares                                                                    35,721,618                28,881,735
     Class C shares                                                                     3,138,635                 2,298,554
     Class Y shares                                                                        58,895                    79,387
Reinvestment of distributions at net asset value
     Class A shares                                                                     1,155,526                   807,438
     Class B shares                                                                       252,370                   174,015
     Class C shares                                                                        19,057                    13,005
     ClassY shares                                                                            593                       658
Payments for redemptions
     Class A shares                                                                    (5,825,730)               (5,782,717)
     Class B shares (Note 2)                                                           (1,886,901)               (2,305,111)
     Class C shares (Note 2)                                                             (226,611)                 (103,238)
     Class Y shares                                                                       (22,957)                  (12,683)
                                                                                     ------------              ------------
Increase (decrease) in net assets from capital share transactions                     150,563,871               115,826,853
                                                                                     ------------              ------------
Total increase (decrease) in net assets                                               158,492,997               122,634,476
Net assets at beginning of period (Note 1)                                                100,579(b)                100,702(c)
                                                                                     ------------              ------------
Net assets at end of period                                                          $158,593,576              $122,735,178
                                                                                     ============              ============

(a)  When shares became publicly available.

(b) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $579 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

(c) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $702 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
37   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Notes to Financial Statements

AXP Portfolio Builder Series

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which American Express Financial Corporation (AEFC) or an affiliate acts as investment manager or principal underwriter. For each Fund, on Feb. 19, 2004, AEFC invested $100,000 (7,000 shares for Class A; 1,000 shares for Class B; Class C and Class Y, respectively), which represented the initial capital for each class at $10 per share. Shares of each Fund were first offered to the public on March 4, 2004.

The primary investments of each Fund are as follows:

AXP Portfolio Builder Conservative Fund -- invests primarily in fixed income securities.

AXP Portfolio Builder Moderate Conservative Fund -- invests primarily in fixed income securities and also invests a moderate amount in equity securities.

AXP Portfolio Builder Moderate Fund -- invests in a balance of fixed income and equity securities.

AXP Portfolio Builder Moderate Aggressive Fund -- invests primarily in equity securities and also invests a moderate amount in fixed income securities.

AXP Portfolio Builder Aggressive Fund -- invests primarily in equity securities and also invests a small amount in fixed income securities.

AXP Portfolio Builder Total Equity Fund -- invests primarily in equity securities.

Each Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o   Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' prospectus.

Each Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of investments

Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
38   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Guarantees and indemnifications

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals. Capital accounts within the financial statements are adjusted for permanent book/tax differences. These differences are primarily due to capital loss carryforwards and losses due to wash sales and excise tax regulations (post October flip losses). The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                    AXP Portfolio Builder     AXP Portfolio Builder      AXP Portfolio Builder
                                                      Conservative Fund    Moderate Conservative Fund        Moderate Fund
Accumulated net realized gain (loss)                    $(89,644)                 $(312,963)                 $(960,706)
Undistributed net investment income                       91,746                    317,570                    967,481
                                                        --------                  ---------                  ---------
Additional paid-in capital reduction (increase)         $  2,102                  $   4,607                  $   6,775
                                                        --------                  ---------                  ---------

                                                    AXP Portfolio Builder     AXP Portfolio Builder      AXP Portfolio Builder
                                                  Moderate Aggressive Fund       Aggressive Fund           Total Equity Fund
Accumulated net realized gain (loss)                 $(1,245,063)                 $(708,633)                 $(602,405)
Undistributed net investment income                    1,252,631                    728,251                    684,723
                                                     -----------                  ---------                  ---------
Additional paid-in capital reduction (increase)      $     7,568                  $  19,618                  $  82,318
                                                     -----------                  ---------                  ---------

--------------------------------------------------------------------------------
39   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

The tax character of distributions paid for the period indicated is as follows:

For the period from March 4, 2004* to Jan. 31, 2005

AXP Portfolio Builder Conservative Fund

Class A
Distributions paid from:
     Ordinary income                                                  $  452,512
     Long-term capital gain                                                  216

Class B
Distributions paid from:
     Ordinary income                                                     163,960
     Long-term capital gain                                                  107

Class C
Distributions paid from:
     Ordinary income                                                      36,659
     Long-term capital gain                                                   24

Class Y
Distributions paid from:
     Ordinary income                                                         194
     Long-term capital gain                                                   --

AXP Portfolio Builder Moderate Conservative Fund

Class A
Distributions paid from:
     Ordinary income                                                     987,830
     Long-term capital gain                                                1,266

Class B
Distributions paid from:
     Ordinary income                                                     344,520
     Long-term capital gain                                                  567

Class C
Distributions paid from:
     Ordinary income                                                      62,462
     Long-term capital gain                                                  102

Class Y
Distributions paid from:
     Ordinary income                                                         198
     Long-term capital gain                                                   --

AXP Portfolio Builder Moderate Fund

Class A
Distributions paid from:
     Ordinary income                                                   2,438,641
     Long-term capital gain                                                2,230

Class B
Distributions paid from:
     Ordinary income                                                     746,789
     Long-term capital gain                                                  849

Class C
Distributions paid from:
     Ordinary income                                                      82,884
     Long-term capital gain                                                   96

Class Y
Distributions paid from:
     Ordinary income                                                         199
     Long-term capital gain                                                   --

* When shares became publicly available.

AXP Portfolio Builder Moderate Aggressive Fund

Class A
Distributions paid from:
     Ordinary income                                                  $2,437,755
     Long-term capital gain                                                3,116

Class B
Distributions paid from:
     Ordinary income                                                     746,796
     Long-term capital gain                                                  842

Class C
Distributions paid from:
     Ordinary income                                                      82,895
     Long-term capital gain                                                   85

Class Y
Distributions paid from:
     Ordinary income                                                         199
     Long-term capital gain                                                   --

AXP Portfolio Builder Aggressive Fund

Class A
Distributions paid from:
     Ordinary income                                                   1,166,209
     Long-term capital gain                                                1,710

Class B
Distributions paid from:
     Ordinary income                                                     255,195
     Long-term capital gain                                                  505

Class C
Distributions paid from:
     Ordinary income                                                      20,016
     Long-term capital gain                                                   43

Class Y
Distributions paid from:
     Ordinary income                                                         721
     Long-term capital gain                                                    1

AXP Portfolio Builder Total Equity Fund

Class A
Distributions paid from:
     Ordinary income                                                     811,009
     Long-term capital gain                                                3,231

Class B
Distributions paid from:
     Ordinary income                                                     174,712
     Long-term capital gain                                                  994

Class C
Distributions paid from:
     Ordinary income                                                      13,605
     Long-term capital gain                                                   79

Class Y
Distributions paid from:
     Ordinary income                                                         774
     Long-term capital gain                                                    3

* When shares became publicly available.

--------------------------------------------------------------------------------
40   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

At Jan. 31, 2005, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                                   Accumulated                Unrealized
                                                        Undistributed               long-term                appreciation
Fund                                                   ordinary income             gain (loss)              (depreciation)
AXP Portfolio Builder Conservative Fund                $   344,520                $  160,171                $  830,144
AXP Portfolio Builder Moderate Conservative Fund           798,143                   455,273                 2,547,278
AXP Portfolio Builder Moderate Fund                      1,922,419                 1,433,166                 7,297,131
AXP Portfolio Builder Moderate Aggressive Fund           2,455,035                 2,154,272                 9,624,959
AXP Portfolio Builder Aggressive Fund                    1,441,209                 1,291,739                 5,216,375
AXP Portfolio Builder Total Equity Fund                  1,195,858                 1,173,069                 4,521,716

Dividends to shareholders

Dividends from net investment income, declared and distributed quarterly, when available, for AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund and AXP Portfolio Builder Moderate Aggressive Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES
Each Fund has agreements with AEFC to provide investment management services. Under an Investment Management Services Agreement, each Fund pays a fee at an annual rate of 0.08% of each Fund's average daily net assets.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

A minor portion of additional administrative service expenses paid by each Fund are consultants' fees and fund office expenses. Under this agreement, each Fund also pays taxes, audit and certain legal fees, registration fees for shares, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

The Funds do not pay additional compensation to the board members. Compensation is paid directly from the affiliated underlying funds in which each Fund invests.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

AXP Portfolio Builder Conservative Fund

AXP Portfolio Builder Moderate Conservative Fund

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

AXP Portfolio Builder Moderate Fund

AXP Portfolio Builder Moderate Aggressive Fund

AXP Portfolio Builder Aggressive Fund

AXP Portfolio Builder Total Equity Fund

o  Class A $19.50

o  Class B $20.50

o  Class C $20.00

o  Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

--------------------------------------------------------------------------------
41   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

In addition, AECSC is entitled to charge each Fund an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

Each Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, each Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of each Fund's average daily net assets attributable to Class Y shares.

For the period ended Jan. 31, 2005, AEFC and its affiliates waived certain fees and expenses as follows:

Fund                                                                                Class A     Class B    Class C     Class Y
AXP Portfolio Builder Conservative Fund                                              0.59%       1.37%       1.37%      0.42%
AXP Portfolio Builder Moderate Conservative Fund                                     0.59        1.37        1.37       0.36
AXP Portfolio Builder Moderate Fund                                                  0.59        1.36        1.36       0.37
AXP Portfolio Builder Moderate Aggressive Fund                                       0.59        1.36        1.37       0.36
AXP Portfolio Builder Aggressive Fund                                                0.59        1.37        1.37       0.38
AXP Portfolio Builder Total Equity Fund                                              0.59        1.36        1.37       0.40

Of these waived fees and expenses, the transfer agency fees and management fees waived are as follows:

Fund                                                                      Amount

AXP Portfolio Builder Conservative Fund
     Class A                                                             $15,809
     Class B                                                               5,269
     Class C                                                               1,114
     Class Y                                                                  10

The management fees waived at the Fund level were $74,211.

AXP Portfolio Builder Moderate Conservative Fund
     Class A                                                              31,686
     Class B                                                              12,408
     Class C                                                               1,888
     Class Y                                                                  13

The management fees waived at the Fund level were $24,559.

AXP Portfolio Builder Moderate Fund
     Class A                                                              29,280
     Class B                                                               8,342
     Class C                                                               1,365
     Class Y                                                                  19

The management fees waived at the Fund level were $38.

AXP Portfolio Builder Moderate Aggressive Fund
     Class A                                                              64,533
     Class B                                                              14,624
     Class C                                                               1,250
     Class Y                                                                  22

The management fees waived at the Fund level were $2,996.

AXP Portfolio Builder Aggressive Fund
     Class A                                                              91,193
     Class B                                                              22,603
     Class C                                                               2,256
     Class Y                                                                  53

The management fees waived at the Fund level were $12,118.

AXP Portfolio Builder Total Equity Fund
     Class A                                                              71,346
     Class B                                                              19,450
     Class C                                                               1,601
     Class Y                                                                  91

The management fees waived at the Fund level were $37,915.

In addition, AEFC and its affiliates have agreed to waive certain fees and expenses until Jan. 31, 2006. Under this agreement, net direct expenses will not exceed 0.59% for Class A, 1.37% for Class B, 1.37% for Class C and 0.42% for Class Y of each Fund's average daily net assets.

--------------------------------------------------------------------------------
42   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Sales charges received by the Distributor for distributing the Funds' shares for the period ended Jan. 31, 2005, are as follows:

Fund                                                       Class A       Class B          Class C
AXP Portfolio Builder Conservative Fund                 $  716,001       $ 5,999           $  689
AXP Portfolio Builder Moderate Conservative Fund         1,583,647        18,065            2,201
AXP Portfolio Builder Moderate Fund                      3,775,289        32,337            2,559
AXP Portfolio Builder Moderate Aggressive Fund           6,086,311        25,487            2,320
AXP Portfolio Builder Aggressive Fund                    2,677,091        11,700              944
AXP Portfolio Builder Total Equity Fund                  1,375,176        17,606              473

During the period ended Jan. 31, 2005, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                                   Reduction
AXP Portfolio Builder Moderate Conservative Fund                             $78
AXP Portfolio Builder Moderate Fund                                           20
AXP Portfolio Builder Aggressive Fund                                         20

Each Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a Fund invests. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

3. SALES OF UNDERYLING AFFILIATED FUNDS

For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                                    Purchases       Proceeds
AXP Portfolio Builder Conservative Fund              $ 80,109,973    $16,391,154
AXP Portfolio Builder Moderate Conservative Fund      129,924,023     16,400,118
AXP Portfolio Builder Moderate Fund                   296,838,210     36,001,980
AXP Portfolio Builder Moderate Aggressive Fund        354,991,054     47,727,294
AXP Portfolio Builder Aggressive Fund                 180,833,291     28,922,372
AXP Portfolio Builder Total Equity Fund               140,676,181     23,349,325

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period indicated are as follows:

                                                          AXP Portfolio Builder Conservative Fund
                                                        Period from March 4, 2004* to Jan. 31, 2005
                                              Class A           Class B          Class C           Class Y
Sold                                        4,337,885         2,248,072          451,846                --
Issued for reinvested distributions            42,820            15,357            3,321                --
Redeemed                                     (488,857)         (250,778)         (17,149)               --
                                            ---------         ---------          -------               ---
Net increase (decrease)                     3,891,848         2,012,651          438,018                --
                                            ---------         ---------          -------               ---

* When shares became publicly available.

                                                     AXP Portfolio Builder Moderate Conservative Fund
                                                        Period from March 4, 2004* to Jan. 31, 2005
                                              Class A           Class B          Class C           Class Y
Sold                                        8,036,255         3,499,136          605,081                --
Issued for reinvested distributions            92,275            32,257            5,943                --
Redeemed                                     (633,249)         (255,844)         (35,409)               --
                                            ---------         ---------          -------               ---
Net increase (decrease)                     7,495,281         3,275,549          575,615                --
                                            ---------         ---------          -------               ---

* When shares became publicly available.

--------------------------------------------------------------------------------
43   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

                                         AXP Portfolio Builder Moderate Fund
                                     Period from March 4, 2004* to Jan. 31, 2005
                                         Class A    Class B    Class C   Class Y
Sold                                  18,928,076  7,377,466    793,615    2,879
Issued for reinvested distributions      227,962     67,861      7,530       --
Redeemed                              (1,022,669)  (562,507)   (40,245)      --
                                      ----------   --------    -------    -----
Net increase (decrease)               18,133,369  6,882,820    760,900    2,879
                                      ----------  ---------    -------    -----

* When shares became publicly available.

                                  AXP Portfolio Builder Moderate Aggressive Fund
                                    Period from March 4, 2004* to Jan. 31, 2005
                                         Class A    Class B    Class C   Class Y
Sold                                  24,401,802  6,867,163    662,319    2,173
Issued for reinvested distributions      262,662     54,518      5,367       15
Redeemed                              (1,254,326)  (499,496)   (42,567)      --
                                      ----------  ---------    -------    -----
Net increase (decrease)               23,410,138  6,422,185    625,119    2,188
                                      ----------  ---------    -------    -----

* When shares became publicly available.

                                        AXP Portfolio Builder Aggressive Fund
                                     Period from March 4, 2004* to Jan. 31, 2005
                                         Class A    Class B    Class C   Class Y
Sold                                  11,821,202  3,583,755    314,674    5,732
Issued for reinvested distributions      108,297     23,741      1,794       56
Redeemed                                (573,548)  (189,747)   (23,176)  (2,264)
                                      ----------  ---------    -------    -----
Net increase (decrease)               11,355,951  3,417,749    293,292    3,524
                                      ----------  ---------    -------    -----

* When shares became publicly available.

                                       AXP Portfolio Builder Total Equity Fund
                                     Period from March 4, 2004* to Jan. 31, 2005
                                         Class A    Class B    Class C   Class Y
Sold                                   9,216,472  2,906,354    230,261    8,040
Issued for reinvested distributions       75,321     16,294      1,218       61
Redeemed                                (566,487)  (235,379)   (10,343)  (1,184)
                                       ---------  ---------    -------    -----
Net increase (decrease)                8,725,306  2,687,269    221,136    6,917
                                       ---------  ---------    -------    -----

* When shares became publicly available.

5. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, each Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. Each Fund had no borrowings outstanding during the period ended Jan. 31, 2005.

--------------------------------------------------------------------------------
44   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Jan 31, 2005, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

AXP Portfolio Builder Conservative Fund
Underlying fund                                     Percent of shares held
AXP Core Bond Fund                                           7.40%

AXP Portfolio Builder Moderate Conservative fund
Underlying fund                                     Percent of shares held
AXP Inflation Protected Securities Fund                      5.85%
AXP Core Bond Fund                                           6.96%
AXP Limited Duration Bond Fund                               7.84%

AXP Portfolio Builder Moderate Fund
Underlying fund                                     Percent of shares held
AXP Large Cap Value Fund                                     5.44%
AXP Limited Duration Bond Fund                               6.84%
AXP Income Opportunities Fund                                7.54%
AXP Real Estate Fund                                         9.30%
AXP Partners Aggressive Growth Fund                          9.79%
AXP Inflation Protected Securities Fund                     10.21%
AXP Partners Growth Fund                                    13.08%
AXP Quantitative Large Cap Equity Fund                      14.00%
AXP Core Bond Fund                                          17.92%

AXP Portfolio Builder Moderate Aggressive Fund
Underlying fund                                     Percent of shares held
AXP Partners International Core Fund                         5.35%
AXP Limited Duration Bond Fund                               5.52%
AXP Inflation Protected Securities Fund                      8.24%
AXP Large Cap Value Fund                                     8.55%
AXP Real Estate Fund                                        11.46%
AXP Core Bond Fund                                          14.55%
AXP Partners Aggressive Growth Fund                         14.81%
AXP Partners Growth Fund                                    20.49%
AXP Quantitative Large Cap Equity Fund                      21.73%

AXP Portfolio Builder Aggressive Fund
Underlying fund                                     Percent of shares held
AXP Large Cap Value Fund                                     5.12%
AXP Real Estate Fund                                         5.62%
AXP Partners Aggressive Growth Fund                          9.20%
AXP Partners Growth Fund                                    12.26%
AXP Quantitative Large Cap Equity Fund                      13.36%

AXP Portfolio Builder Total Equity Fund
Underlying fund                                     Percent of shares held
AXP Partners Aggressive Growth Fund                          8.86%
AXP Partners Growth Fund                                    11.77%
AXP Quantitative Large Cap Equity Fund                      12.50%

--------------------------------------------------------------------------------
45   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

AXP Portfolio Builder Conservative Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2005(b)
Net asset value, beginning of period                               $10.02
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .12
Net gains (losses) (both realized and unrealized)                     .23
                                                                   ------
Total from investment operations                                      .35
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.02)
                                                                   ------
Total distributions                                                  (.14)
                                                                   ------
Net asset value, end of period                                     $10.23
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $40
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   2.03%(f)
Portfolio turnover rate (excluding short-term securities)             51%
Total return(g)                                                     3.54%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.92% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.02
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .22
                                                                   ------
Total from investment operations                                      .29
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.08)
Distributions from realized gains                                    (.02)
                                                                   ------
Total distributions                                                  (.10)
                                                                   ------
Net asset value, end of period                                     $10.21
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $21
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.25%(f)
Portfolio turnover rate (excluding short-term securities)             51%
Total return(g)                                                     2.88%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.68% for the period ended Jan 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
46   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Conservative Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.02
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .22
                                                                   ------
Total from investment operations                                      .29
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.08)
Distributions from realized gains                                    (.02)
                                                                   ------
Total distributions                                                  (.10)
                                                                   ------
Net asset value, end of period                                     $10.21
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $4
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.32%(f)
Portfolio turnover rate (excluding short-term securities)              51%
Total return(g)                                                     2.90%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.68% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2005(b)
Net asset value, beginning of period                               $10.02
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .17
Net gains (losses) (both realized and unrealized)                     .20
                                                                   ------
Total from investment operations                                      .37
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.17)
Distributions from realized gains                                    (.02)
                                                                   ------
Total distributions                                                  (.19)
                                                                   ------
Net asset value, end of period                                     $10.20
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .42%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.90%(f)
Portfolio turnover rate (excluding short-term securities)             51%
Total return(g)                                                     3.74%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.76% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
47   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Moderate Conservative Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.03
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .14
Net gains (losses) (both realized and unrealized)                     .35
                                                                   ------
Total from investment operations                                      .49
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.16)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.17)
                                                                   ------
Net asset value, end of period                                     $10.35
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $78
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   2.21%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     4.90%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.72% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2005(b)
Net asset value, beginning of period                               $10.03
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .09
Net gains (losses) (both realized and unrealized)                     .32
                                                                   ------
Total from investment operations                                      .41
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.11)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.12)
                                                                   ------
Net asset value, end of period                                     $10.32
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $34
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.46%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     4.14%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.49% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
48   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Moderate Conservative Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.03
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .09
Net gains (losses) (both realized and unrealized)                     .34
                                                                   ------
Total from investment operations                                      .43
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.13)
                                                                   ------
Net asset value, end of period                                     $10.33
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $6
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.47%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     4.25%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.52% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.03
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .17
Net gains (losses) (both realized and unrealized)                     .34
                                                                   ------
Total from investment operations                                      .51
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.19)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.20)
                                                                   ------
Net asset value, end of period                                     $10.34
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   2.13%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     5.09%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.57% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
49   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Moderate Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.04
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .13
Net gains (losses) (both realized and unrealized)                     .47
                                                                   ------
Total from investment operations                                      .60
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.16)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.17)
                                                                   ------
Net asset value, end of period                                     $10.47
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $190
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   2.05%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     6.01%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.63% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.04
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .08
Net gains (losses) (both realized and unrealized)                     .44
                                                                   ------
Total from investment operations                                      .52
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.13)
                                                                   ------
Net asset value, end of period                                     $10.43
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $72
Ratio of expenses to average daily net assets(c),(d)                1.36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.31%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     5.19%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.39% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
50   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Moderate Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.04
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .46
                                                                   ------
Total from investment operations                                      .53
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.13)
                                                                   ------
Net asset value, end of period                                     $10.44
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $8
Ratio of expenses to average daily net assets(c),(d)                1.36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.26%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     5.24%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.40% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.04
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .16
Net gains (losses) (both realized and unrealized)                     .47
                                                                   ------
Total from investment operations                                      .63
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.19)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.20)
                                                                   ------
Net asset value, end of period                                     $10.47
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $--
Ratio of expenses to average daily net assets(c),(d)                 .37%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .88%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     6.28%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.47% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
51   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Moderate Aggressive Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.05
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .10
Net gains (losses) (both realized and unrealized)                     .50
                                                                   ------
Total from investment operations                                      .60
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.14)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.15)
                                                                   ------
Net asset value, end of period                                     $10.50
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $246
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.61%(f)
Portfolio turnover rate (excluding short-term securities)             31%
Total return(g)                                                     5.97%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.65% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.05
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .04
Net gains (losses) (both realized and unrealized)                     .49
                                                                   ------
Total from investment operations                                      .53
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.10)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.11)
                                                                   ------
Net asset value, end of period                                     $10.47
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $67
Ratio of expenses to average daily net assets(c),(d)                1.36%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .82%(f)
Portfolio turnover rate (excluding short-term securities)             31%
Total return(g)                                                     5.24%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.42% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
52   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Moderate Aggressive Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.05
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .04
Net gains (losses) (both realized and unrealized)                     .49
                                                                   ------
Total from investment operations                                      .53
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.10)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.11)
                                                                   ------
Net asset value, end of period                                     $10.47
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $7
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .83%(f)
Portfolio turnover rate (excluding short-term securities)             31%
Total return(g)                                                     5.24%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.41% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.05
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .12
Net gains (losses) (both realized and unrealized)                     .49
                                                                   ------
Total from investment operations                                      .61
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.15)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.16)
                                                                   ------
Net asset value, end of period                                     $10.50
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.35%(f)
Portfolio turnover rate (excluding short-term securities)             31%
Total return(g)                                                     6.10%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) or the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.48% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
53   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Aggressive Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.06
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .52
                                                                   ------
Total from investment operations                                      .59
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.11)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.12)
                                                                   ------
Net asset value, end of period                                     $10.53
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $120
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.04%(f)
Portfolio turnover rate (excluding short-term securities)             38%
Total return(g)                                                     5.81%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.78% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.06
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .01
Net gains (losses) (both realized and unrealized)                     .50
                                                                   ------
Total from investment operations                                      .51
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.08)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.09)
                                                                   ------
Net asset value, end of period                                     $10.48
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $36
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .25%(f)
Portfolio turnover rate (excluding short-term securities)             38%
Total return(g)                                                     5.02%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.54% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
54   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Aggressive Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.06
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .01
Net gains (losses) (both realized and unrealized)                     .49
                                                                   ------
Total from investment operations                                      .50
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.07)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.08)
                                                                   ------
Net asset value, end of period                                     $10.48
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $3
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .21%(f)
Portfolio turnover rate (excluding short-term securities)             38%
Total return(g)                                                     4.96%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.55% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.06
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .08
Net gains (losses) (both realized and unrealized)                     .52
                                                                   ------
Total from investment operations                                      .60
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.13)
                                                                   ------
Net asset value, end of period                                     $10.53
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .38%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.75%(f)
Portfolio turnover rate (excluding short-term securities)             38%
Total return(g)                                                     5.94%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.61% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
55   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Total Equity Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.07
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .05
Net gains (losses) (both realized and unrealized)                     .54
                                                                   ------
Total from investment operations                                      .59
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.10)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.11)
                                                                   ------
Net asset value, end of period                                     $10.55
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $92
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .58%(f)
Portfolio turnover rate (excluding short-term securities)             39%
Total return(g)                                                     5.80%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 0.83% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.07
                                                                   ------
Income from investment operations:
Net investment income (loss)                                         (.02)
Net gains (losses) (both realized and unrealized)                     .52
                                                                   ------
Total from investment operations                                      .50
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.06)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.07)
                                                                   ------
Net asset value, end of period                                     $10.50
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $28
Ratio of expenses to average daily net assets(c),(d)                1.36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   (.19%)(f)
Portfolio turnover rate (excluding short-term securities)             39%
Total return(g)                                                     4.99%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.59% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
56   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

AXP Portfolio Builder Total Equity Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.07
                                                                   ------
Income from investment operations:
Net investment income (loss)                                         (.02)
Net gains (losses) (both realized and unrealized)                     .52
                                                                   ------
Total from investment operations                                      .50
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.06)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.07)
                                                                   ------
Net asset value, end of period                                     $10.50
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $2
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   (.31%)(f)
Portfolio turnover rate (excluding short-term securities)             39%
Total return(g)                                                     4.99%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.60% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.07
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .53
                                                                   ------
Total from investment operations                                      .60
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.11)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.12)
                                                                   ------
Net asset value, end of period                                     $10.55
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .40%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .48%(f)
Portfolio turnover rate (excluding short-term securities)             39%
Total return(g)                                                     5.93%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.66% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
57   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the investments in affiliated funds, of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund (funds within AXP Market Advantage Series, Inc.) as of January 31, 2005, the related statements of operations, changes in net assets and the financial highlights for the period from March 4, 2004 (when shares became publicly available) to January 31, 2005. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the underlying funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund as of January 31, 2005, and the results of their operations, changes in their net assets and the financial highlights for the period stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

March 21, 2005

--------------------------------------------------------------------------------
58   ---   AXP PORTFOLIO BUILDER SERIES   ---   2005 ANNUAL REPORT

Investments in Securities

AXP Small Company Index Fund

Jan. 31, 2005

(Percentages represent value of investments compared to net assets)

Common stocks (98.6%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (1.6%)
AAR                                            79,875(b)              $930,544
Armor Holdings                                 82,225(b)             3,615,433
Curtiss-Wright                                 53,070                2,716,653
DRS Technologies                               67,395(b)             2,736,237
EDO                                            49,525                1,582,324
Esterline Technologies                         60,740(b)             1,822,807
Kaman Cl A                                     56,334                  667,558
Moog Cl A                                      63,640(b)             2,767,704
Teledyne Technologies                          80,914(b)             2,433,084
Triumph Group                                  39,311(b)             1,393,575
Total                                                               20,665,919

Airlines (0.3%)
Frontier Airlines                              88,433(b)               749,912
Mesa Air Group                                 78,218(b,d)             576,467
SkyWest Airlines                              142,298                2,450,371
Total                                                                3,776,750

Automotive & related (1.2%)
AO Smith                                       73,039                1,980,087
Barnes Group                                   57,367                1,471,464
Central Parking                                90,597                1,293,725
GenCorp                                       131,093(d)             2,435,708
Midas                                          39,061(b)               782,782
Myers Inds                                     85,327                1,104,131
Standard Motor Products                        49,005                  624,814
Superior Inds Intl                             60,690(d)             1,527,567
TBC                                            55,153(b)             1,408,608
Winnebago Inds                                 83,256                2,871,500
Total                                                               15,500,386

Banks and savings & loans (7.8%)
Anchor BanCorp Wisconsin                       56,824                1,534,248
BankAtlantic Bancorp Cl A                     148,320                2,850,710
BankUnited Financial Cl A                      74,330(b)             2,168,949
Boston Private Financial Holdings              68,314                1,901,862
Brookline Bancorp                             147,085                2,351,889
Chittenden                                    114,631                3,107,646
Commercial Federal                             97,483                2,737,323
Community First Bankshares                     75,815                1,808,188
Dime Community Bancshares                      92,352                1,519,190
Downey Financial                               69,000                4,402,200
East-West Bancorp                             129,756                5,052,699
First BanCorp Puerto Rico                      99,858(c)             5,401,320
First Midwest Bancorp                         114,862                3,962,739
First Republic Bank                            40,592                2,047,866
FirstFed Financial                             40,724(b)             2,166,517
Flagstar Bancorp                              151,950                3,193,989
Gold Banc                                      99,465                1,437,269
Hudson United Bancorp                         111,353                4,093,336
MAF Bancorp                                    83,129                3,670,977
Nara Bancorp                                   57,775                1,152,611
PrivateBancorp                                 50,300                1,644,810
Provident Bankshares                           82,027                2,712,633
Republic Bancorp                              174,526(d)             2,490,486
Riggs Natl                                     78,245                1,708,871
South Financial Group                         176,069                5,377,148
Southwest Bancorp of Texas                    173,500                3,430,095
Sterling Bancshares                           111,285                1,634,777
Sterling Financial                             56,481(b)             2,118,038
Susquehanna Bancshares                        115,205                2,844,411
Trustco Bank NY                               184,162                2,300,183
UCBH Holdings                                 112,704                4,966,865
Umpqua Holdings                               110,570                2,684,640
United Bankshares                             106,832(d)             3,642,971
Whitney Holding                               104,016                4,741,049
Wintrust Financial                             53,350(d)             2,959,858
Total                                                              101,818,363

Beverages & tobacco (0.2%)
DIMON                                         111,815                  736,861
Schweitzer-Mauduit Intl                        36,746                1,232,461
Total                                                                1,969,322

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Broker dealers (0.2%)
Piper Jaffray Companies                        49,205(b)            $1,947,534

Building materials & construction (3.2%)
Apogee Enterprises                             67,644                  904,400
Building Material Holding                      33,981                1,254,918
ElkCorp                                        49,198                1,991,535
Florida Rock Inds                             107,400                6,707,131
Griffon                                        72,673(b)             1,957,084
Insituform Technologies Cl A                   66,295(b)             1,041,494
Interface Cl A                                128,940(b)             1,215,904
MDC Holdings                                  103,745                7,552,637
Simpson Mfg                                   118,106                4,240,005
Standard-Pacific                               82,807                5,509,150
Texas Inds                                     53,697                3,411,907
Tredegar                                       95,554                1,619,640
Universal Forest Products                      44,354                1,735,572
Watts Water Technologies Cl A                  80,138                2,568,423
Total                                                               41,709,800

Chemicals (1.9%)
Arch Chemicals                                 58,117                1,600,542
Cambrex                                        64,675                1,442,899
Georgia Gulf                                   82,968                4,242,983
HB Fuller                                      70,900                1,890,903
Immucor                                       111,175(b)             3,403,067
MacDermid                                      75,052                2,412,171
OM Group                                       70,240(b)             2,277,181
Omnova Solutions                               99,814(b)               496,076
Penford                                        21,833                  317,452
PolyOne                                       226,932(b)             1,962,962
Quaker Chemical                                23,933                  548,066
Schulman A                                     75,705                1,339,221
WD-40                                          41,053                1,330,938
Wellman                                        79,303                  832,682
Total                                                               24,097,143

Computer hardware (2.0%)
Adaptec                                       275,372(b)             1,652,232
Agilysys                                       79,912                1,347,316
Artesyn Technologies                           97,224(b,d)             989,740
Black Box                                      42,843                1,993,485
Engineered Support Systems                     65,932                3,824,716
Hutchinson Technology                          64,587(b)             2,279,921
Insight Enterprises                           120,638(b)             2,334,345
Intermagnetics General                         63,190(b)             1,598,075
Kronos                                         77,146(b)             4,148,141
Mercury Computer Systems                       52,149(b)             1,615,055
Phoenix Technologies                           60,435(b)               488,919
RadiSys                                        47,401(b)               827,147
Standard Register                              70,709                  883,155
Synaptics                                      63,260(b)             2,345,048
Total                                                               26,327,295

Computer software & services (6.5%)
Altiris                                        66,720(b)             2,169,067
ANSYS                                          77,400(b)             2,500,020
Avid Technology                                84,115(b)             5,303,452
Brooktrout                                     31,273(b)               360,890
CACI Intl Cl A                                 72,396(b)             3,775,451
Carreker                                       61,468(b)               460,395
Ciber                                         154,639(b)             1,302,060
Concord Communications                         45,350(b)               468,012
Dendrite Intl                                 103,455(b)             1,871,501
Digital Insight                                88,410(b)             1,469,374
eFunds                                        120,960(b)             2,697,408
EPIQ Systems                                   44,325(b)               647,588
FactSet Research Systems                       77,207                4,122,854
FileNet                                        97,784(b)             2,185,472
FindWhat.com                                   74,990(b)             1,192,341
Global Payments                                95,262                5,457,561
Hyperion Solutions                             96,581(b)             4,639,752
Inter-Tel                                      64,072                1,697,267
Internet Security Systems                     113,590(b)             2,538,737
j2 Global Communications                       58,200(b)             1,890,336
JDA Software Group                             72,110(b)               866,762
Manhattan Associates                           74,462(b)             1,634,441
ManTech Intl Cl A                              80,245(b)             1,729,280
MapInfo                                        50,581(b)               650,472
MAXIMUS                                        53,732(b)             1,616,259
MICROS Systems                                 45,851(b)             3,204,985
MRO Software                                   62,140(b)               796,013
Napster                                       103,783(b,d)             897,723
NDCHealth                                      89,133                1,386,909

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Computer software & services (cont.)
NYFIX                                          80,244(b)              $398,813
PC-Tel                                         51,385(b)               395,665
Pegasus Solutions                              53,877(b)               645,446
Pinnacle Systems                              170,990(b)               731,837
Planar Systems                                 36,315(b)               329,377
PRG-Schultz Intl                              153,311(b)               850,876
Progress Software                              89,450(b)             1,926,753
Radiant Systems                                65,565(b)               393,390
SERENA Software                               107,910(b)             2,320,065
SPSS                                           43,558(b)               694,750
Take-Two Interactive Software                 111,789(b)             3,940,562
TALX                                           34,080                1,195,867
THQ                                            96,349(b)             2,143,765
Verity                                         92,576(b)             1,117,392
Watson Wyatt & Co Holdings                     80,350                2,108,384
WebEx Communications                          110,675(b)             2,224,568
Websense                                       57,820(b)             3,104,934
Zix                                            79,892(b)               297,997
Total                                                               84,352,823

Electronics (6.3%)
Actel                                          62,797(b)             1,061,897
Advanced Energy Inds                           80,968(b)               578,921
Aeroflex                                      184,514(b)             1,775,025
Alliance Semiconductor                         87,874(b)               263,622
Analogic                                       33,799                1,386,097
ATMI                                           77,677(b)             1,765,598
Audiovox Cl A                                  57,027(b)               935,243
Axcelis Technologies                          247,608(b)             1,849,632
BEI Technologies                               36,612                1,032,092
Bel Fuse Cl B                                  27,650                  917,704
Belden CDT                                    116,143                2,358,864
Bell Microproducts                             70,369(b)               570,693
Benchmark Electronics                         102,349(b)             3,272,098
Brooks Automation                             110,378(b)             1,687,680
Brush Engineered Materials                     47,555(b)               820,324
C&D Technologies                               62,828                  954,357
Cognex                                        114,137                2,980,117
Cohu                                           53,381                  900,537
CTS                                            88,966                1,184,137
Cubic                                          66,190                1,509,132
Cymer                                          91,458(b)             2,425,466
Daktronics                                     46,860(b)             1,167,751
Dionex                                         51,670(b)             3,058,347
DSP Group                                      69,375(b)             1,721,194
DuPont Photomasks                              45,958(b)             1,221,104
Electro Scientific Inds                        70,409(b)             1,244,127
ESS Technology                                 98,016(b)               592,997
Exar                                          103,127(b)             1,481,935
Gerber Scientific                              55,140(b)               398,111
Helix Technology                               64,678                  948,826
Itron                                          52,525(b,f)           1,210,701
Kopin                                         173,400(b)               643,314
Kulicke & Soffa Inds                          126,469(b)               843,548
Littelfuse                                     55,125(b)             1,754,629
Magnetek                                       70,666(b)               428,943
Methode Electronics                            88,711                1,111,549
Microsemi                                     147,908(b)             2,282,220
Park Electrochemical                           49,290                  963,620
Paxar                                          98,207(b)             2,342,237
Pericom Semiconductor                          65,509(b)               549,621
Photon Dynamics                                41,639(b)               898,986
Photronics                                     80,900(b)             1,213,500
Power Integrations                             76,853(b)             1,406,410
Rogers                                         41,492(b,d)           1,764,240
Rudolph Technologies                           41,638(b)               655,799
SBS Technologies                               38,413(b)               500,521
ScanSource                                     31,255(b)             2,008,759
Skyworks Solutions                            385,368(b)             2,924,943
Sonic Solutions                                58,040(b)             1,033,692
Standard Microsystems                          45,727(b)               724,773
Supertex                                       32,325(b)               617,084
Technitrol                                    100,166(b)             1,776,945
Trimble Navigation                            128,413(b)             4,566,365
Ultratech                                      58,958(b)               873,168
Varian Semiconductor
  Equipment Associates                         90,132(b)             3,089,725
Veeco Instruments                              73,646(b)             1,288,069
Vicor                                         104,228                1,453,981
X-Rite                                         51,667                  786,888
Total                                                               81,777,858

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Energy (2.8%)
Cabot Oil & Gas                                81,957               $3,858,536
Frontier Oil                                   66,765                1,867,417
Massey Energy                                 188,360                7,144,495
Patina Oil & Gas                              174,942                6,416,873
Petroleum Development                          41,030(b)             1,579,655
Remington Oil & Gas                            68,738(b)             2,010,587
St. Mary Land & Exploration                    70,925                3,050,484
Stone Energy                                   66,068(b)             2,827,710
Swift Energy                                   69,435(b)             2,101,797
TETRA Technologies                             55,468(b)             1,547,557
Vintage Petroleum                             162,861                3,942,865
Total                                                               36,347,976

Energy equipment & services (3.2%)
Atwood Oceanics                                37,277(b)             2,273,897
Cal Dive Intl                                  95,061(b)             4,154,165
CARBO Ceramics                                 39,572                2,835,334
Cimarex Energy                                103,052(b)             3,735,635
Dril-Quip                                      42,857(b)             1,232,139
Headwaters                                     83,230(b)             2,646,714
Hydril                                         57,395(b)             2,869,750
Input/Output                                  191,926(b,d)           1,209,134
Lone Star Technologies                         71,929(b)             2,933,984
Oceaneering Intl                               63,504(b)             2,420,137
Offshore Logistics                             57,649(b)             1,839,580
SEACOR Holdings                                45,313(b)             2,537,075
Spinnaker Exploration                          84,015(b)             2,754,852
Unit                                          113,296(b,d)           4,139,836
Veritas DGC                                    82,778(b)             2,068,622
W-H Energy Services                            68,680(b)             1,552,168
Total                                                               41,203,022

Engineering & construction (0.6%)
EMCOR Group                                    37,544(b)             1,612,890
Lennox Intl                                   149,242                2,978,870
URS                                           107,753(b)             3,039,713
Total                                                                7,631,473

Environmental services (0.6%)
Ionics                                         56,396(b,d)           2,473,529
Tetra Tech                                    139,303(b)             2,065,863
Waste Connections                             118,822(b)             3,738,140
Total                                                                8,277,532

Finance companies (0.2%)
Financial Federal                              42,904                1,480,188
World Acceptance                               46,425(b)             1,384,858
Total                                                                2,865,046

Financial services (1.0%)
Bowne & Co                                     88,755                1,318,012
Delphi Financial Group Cl A                    78,486                3,527,161
Heidrick & Struggles Intl                      47,491(b)             1,569,578
Investment Technology Group                   103,840(b)             2,067,454
Irwin Financial                                70,225                1,719,810
Rewards Network                                61,380(b)               300,762
SWS Group                                      42,776                  869,208
Viad                                           54,835                1,522,768
Total                                                               12,894,753

Food (2.3%)
American Italian Pasta Cl A                    44,716(d)             1,211,804
Corn Products Intl                            179,876                5,281,158
Delta & Pine Land                              95,493                2,811,314
Flowers Foods                                 107,107                3,267,835
Hain Celestial Group                           90,402(b)             1,818,888
J & J Snack Foods                              22,331                1,077,471
Lance                                          73,453                1,272,940
Nash Finch                                     30,850                1,286,291
Performance Food Group                        115,858(b)             3,152,496
Ralcorp Holdings                               72,466                3,188,504
Sanderson Farms                                49,390                2,158,837
United Natural Foods                           99,042(b)             3,130,718
Total                                                               29,658,256

Furniture & appliances (1.3%)
Aaron Rents                                   123,191                2,616,577
Bassett Furniture Inds                         28,949                  545,689
Briggs & Stratton                             127,648                4,951,465
Ethan Allen Interiors                          89,037                3,137,663
Fedders                                        74,995                  241,484
La-Z-Boy                                      129,025                1,798,609
Natl Presto Inds                               16,899                  730,037
Select Comfort                                 91,565(b)             1,791,927
Thomas Inds                                    43,730                1,705,033
Total                                                               17,518,484

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Health care products (6.8%)
Advanced Medical Optics                        90,940(b,d)          $3,882,229
Alpharma Cl A                                 130,502                1,964,055
American Medical
  Systems Holdings                             83,510(b)             3,279,438
ArthroCare                                     58,416(b)             1,737,876
BIOLASE Technology                             60,430(d)               611,552
Biosite                                        40,125(b,d)           2,327,250
Bradley Pharmaceuticals                        39,225(b,d)             564,448
Coherent                                       75,107(b)             2,253,210
Conmed                                         73,966(b)             2,148,712
Cooper Companies                              107,565                8,250,235
Datascope                                      36,641                1,448,785
Diagnostic Products                            72,239                3,667,574
Enzo Biochem                                   80,274                1,455,368
Haemonetics                                    62,942(b)             2,446,556
Hologic                                        50,801(b)             1,813,596
ICU Medical                                    33,615(b)               885,419
IDEXX Laboratories                             83,358(b)             4,835,598
Integra LifeSciences Holdings                  71,440(b)             2,691,859
Invacare                                       77,350                3,599,869
Kensey Nash                                    28,090(b)               907,026
Medicis Pharmaceutical Cl A                   135,504                4,891,694
Mentor                                        106,005                3,319,017
Merit Medical Systems                          65,470(b)               928,365
MGI Pharma                                    175,672(b)             3,985,998
Noven Pharmaceuticals                          58,066(b)             1,057,672
Osteotech                                      41,880(b)               170,870
PolyMedica                                     67,922                2,542,320
Possis Medical                                 44,995(b)               516,993
Regeneron Pharmaceuticals                     138,074(b)               994,133
ResMed                                         84,037(b)             4,311,098
Respironics                                    87,146(b)             5,045,752
Savient Pharmaceuticals                       149,717(b)               482,089
Sola Intl                                      79,807(b)             2,203,471
Sybron Dental Specialties                      96,405(b)             3,640,253
Theragenics                                    74,252(b)               296,265
Viasys Healthcare                              76,803(b)             1,404,727
Vital Signs                                    31,557                1,267,329
Wilson Greatbatch Technologies                 52,990(b)               943,222
Total                                                               88,771,923

Health care services (5.0%)
Accredo Health                                121,085(b)             3,605,911
Amedisys                                       37,750(b)             1,136,275
American Healthways                            81,680(b)             2,546,782
AmSurg                                         72,470(b)             1,913,933
Angelica                                       22,249                  637,211
ArQule                                         85,919(b)               522,388
Centene                                       101,670(b)             3,411,029
Cerner                                         90,011(b,d)           4,478,047
Chemed                                         30,885                2,211,984
Connetics                                      88,210(b)             2,154,088
Cross Country Healthcare                       79,415(b)             1,315,112
CryoLife                                       57,801(b,d)             475,124
Curative Health Services                       31,921(b)               156,413
Cyberonics                                     59,180(b,d)           1,489,561
DJ Orthopedics                                 53,145(b)             1,283,452
Gentiva Health Services                        59,505(b)               946,130
LabOne                                         42,540(b)             1,427,217
LCA-Vision                                     49,957                1,331,354
OCA                                           124,108(b,d)             687,558
Odyssey HealthCare                             90,877(b)             1,056,900
Owens & Minor                                  97,653                2,787,993
PAREXEL Intl                                   64,392(b)             1,527,378
Pediatrix Medical Group                        55,366(b)             3,697,895
Pharmaceutical Product
  Development                                 140,031(b)             5,804,285
Priority Healthcare Cl B                      107,861(b)             2,487,275
Province Healthcare                           123,316(b)             2,791,874
RehabCare Group                                40,661(b)             1,098,660
SFBC Intl                                      36,630(b)             1,436,262
Sierra Health Services                         65,395(b)             3,592,147
Sunrise Senior Living                          50,353(b)             2,307,678
SurModics                                      43,411(b,d)           1,274,981
United Surgical Partners Intl                  70,500(b)             2,776,995
Total                                                               64,369,892

Home building (1.7%)
Champion Enterprises                          177,404(b)             1,914,189
Fleetwood Enterprises                         137,410(b)             1,206,460
Meritage Homes                                 63,710(b)             4,118,852
Monaco Coach                                   72,864                1,348,713
NVR                                            15,759(b)            12,469,308
Skyline                                        20,788                  842,330
Total                                                               21,899,852

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
14   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Household products (0.7%)
Action Performance Companies                   45,477                 $477,509
Applica                                        59,624(b)               321,970
Enesco Group                                   35,662(b)               266,752
JAKKS Pacific                                  64,976(b)             1,417,776
Libbey                                         34,153                  818,989
Nature's Sunshine Products                     38,046                  762,822
Nautilus Group                                 81,425                1,704,225
Rayovac                                        85,645(b)             3,217,682
Total                                                                8,987,725

Industrial services (0.8%)
ABM Inds                                      120,184                2,199,367
Applied Industrial Technologies                73,304                2,121,418
Ceradyne                                       60,370(b)             2,036,280
G&K Services Cl A                              51,991                2,318,279
Watsco                                         66,084                2,287,167
Total                                                               10,962,511

Industrial transportation (2.9%)
Arkansas Best                                  62,280                2,501,788
EGL                                           127,130(b)             3,843,140
Forward Air                                    53,159(b)             2,265,371
Heartland Express                             185,780                3,945,967
Kansas City Southern                          155,366(b)             2,712,690
Kirby                                          61,451(b)             2,706,302
Knight Transportation                         139,990                3,443,754
Landstar System                               150,186(b)             5,223,469
USF                                            69,286                2,283,667
Wabash Natl                                    75,183(b)             1,908,145
Yellow Roadway                                120,337(b)             6,813,480
Total                                                               37,647,773

Insurance (2.9%)
AMERIGROUP                                    123,980(b)             5,096,817
Fremont General                               190,940                4,676,121
Hilb Rogal & Hobbs                             89,125                3,169,285
Hooper Holmes                                 161,086                  813,484
Insurance Auto Auctions                        28,602(b)               630,102
LandAmerica Financial Group                    44,050                2,265,932
Philadelphia Consolidated Holding              55,098(b)             3,695,423
Presidential Life                              72,717                1,202,739
ProAssurance                                   72,295(b)             2,765,284
RLI                                            62,577                2,719,596
SCPIE Holdings                                 24,550(b)               246,728
Selective Insurance Group                      68,787                2,969,535
Stewart Information Services                   44,842                1,807,581
UICI                                          113,265                3,502,154
Zenith Natl Insurance                          47,777(d)             2,258,419
Total                                                               37,819,200

Leisure time & entertainment (1.8%)
Arctic Cat                                     50,489                1,279,896
Argosy Gaming                                  73,054(b)             3,374,364
Bally Total Fitness Holding                    84,400(b)               335,068
Coachmen Inds                                  38,911                  582,498
K2                                            115,639(b)             1,625,884
Multimedia Games                               69,570(b)               612,912
Polaris Inds                                  106,016(f)             7,156,080
SCP Pool                                      129,197                3,839,735
Shuffle Master                                 86,143(b,d)           2,508,484
WMS Inds                                       75,670(b,d)           2,371,498
Total                                                               23,686,419

Lodging & gaming (0.5%)
Aztar                                          85,843(b)             2,766,720
Marcus                                         74,597                1,858,957
Pinnacle Entertainment                         98,593(b)             1,779,604
Total                                                                6,405,281

Machinery (4.5%)
Albany Intl Cl A                               78,580                2,683,507
Astec Inds                                     49,483(b)               855,066
Clarcor                                        63,324                3,449,258
FEI                                            82,450(b,d)           1,662,192
FLIR Systems                                   84,690(b)             5,161,856
Gardner Denver                                 49,190(b)             1,862,333
IDEX                                          125,416                4,834,787
JLG Inds                                      110,310                1,942,559
Kaydon                                         69,855                2,167,601
Keithley Instruments                           40,155                  685,044
Lawson Products                                23,151                1,154,309
Lindsay Mfg                                    29,161                  662,538
Lydall                                         39,931(b)               421,272
Manitowoc                                      73,089                2,660,440
Milacron                                      120,322(b)               381,421
MTS Systems                                    50,635                1,804,125
Oshkosh Truck                                  88,610                6,503,088
Regal-Beloit                                   71,881                2,166,493
Robbins & Myers                                35,994                  808,425
Roper Inds                                    104,429                6,063,148
Timken                                        223,611                5,760,219
Toro                                           56,584                4,710,618
Total                                                               58,400,299

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
15  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Media (0.7%)
4Kids Entertainment                            33,077(b)              $609,609
Advanced Marketing Services                    47,196                  436,563
ADVO                                           75,664                2,782,922
Consolidated Graphics                          33,792(b)             1,426,022
John H Harland                                 68,880                2,507,232
Thomas Nelson                                  36,502                  815,820
Total                                                                8,578,168

Metals (2.8%)
Aleris Intl                                    71,508(b)             1,199,904
AM Castle & Co                                 39,123(b)               527,378
AMCOL Intl                                     72,730                1,578,968
Carpenter Technology                           59,340                3,635,169
Century Aluminum                               79,294(b)             1,976,006
Cleveland-Cliffs                               53,476(d)             3,501,608
Commercial Metals                             145,588                4,207,494
Material Sciences                              35,687(b)               542,799
Maverick Tube                                 105,630(b)             3,597,759
Mueller Inds                                   90,022                2,853,697
Quanex                                         61,376                3,235,743
Reliance Steel & Aluminum                      80,801                3,100,334
RTI Intl Metals                                53,703(b)             1,310,353
Ryerson Tull                                   61,963                  822,249
Shaw Group                                    158,668(b)             2,667,209
Steel Technologies                             31,608                  928,011
Wolverine Tube                                 36,911(b)               432,228
Total                                                               36,116,909

Miscellaneous (0.1%)
American States Water                          41,340                1,072,773

Multi-industry (3.1%)
Acuity Brands                                 105,083                2,886,630
Administaff                                    63,040(b)               919,754
Anixter Intl                                   92,306                3,085,790
Arbitron                                       76,751(b)             3,139,115
Baldor Electric                                81,704                2,290,163
Brady Cl A                                    119,734                3,399,247
CDI                                            48,802                1,024,842
Coinstar                                       60,865(b)             1,521,625
CUNO                                           42,011(b)             2,412,692
Global Imaging Systems                         57,510(b)             2,058,283
Imagistics Intl                                40,414(b)             1,384,180
Labor Ready                                   103,985(b)             1,647,122
Meade Instruments                              48,891(b)               160,851
Mobile Mini                                    36,172(b)             1,237,444
NCO Group                                      79,375(b)             1,808,163
On Assignment                                  62,606(b)               344,333
Pre-Paid Legal Services                        38,420(d)             1,426,150
SOURCECORP                                     39,070(b)               703,260
Spherion                                      151,091(b)             1,178,510
Standex Intl                                   30,575                  881,172
StarTek                                        35,918                  897,950
Stewart & Stevenson Services                   71,250                1,456,350
Valmont Inds                                   59,251                1,435,652
Vertrue                                        23,273(b,d)             873,203
Woodward Governor                              27,991                1,993,939
Total                                                               40,166,420

Paper & packaging (1.1%)
AptarGroup                                     88,559                4,294,225
Buckeye Technologies                           92,484(b)             1,189,344
Caraustar Inds                                 70,576(b)               952,776
Chesapeake                                     48,315                1,172,605
Deltic Timber                                  30,171                1,224,641
Neenah Paper                                   37,120(b)             1,183,757
Pope & Talbot                                  40,233                  608,725
Rock-Tenn Cl A                                 88,280                1,224,444
Wausau-Mosinee Paper                          128,030                1,897,405
Total                                                               13,747,922

Real estate investment trust (3.2%)
Capital Automotive                            106,500                3,479,355
Colonial Properties Trust                      67,845(d)             2,462,774
Commercial Net Lease Realty                   128,735                2,413,781
CRT Properties                                 77,315                1,775,152
Entertainment Properties Trust                 62,920                2,649,561
Essex Property Trust                           56,850                4,090,358
Gables Residential Trust                       72,550                2,427,523
Glenborough Realty Trust                       79,115                1,523,755
Kilroy Realty                                  70,667                2,761,666
Lexington Corporate
  Properties Trust                            120,060(d)             2,569,284
New Century Financial                         135,305                8,103,416
Parkway Properties                             32,285                1,501,253
Shurgard Storage Centers Cl A                 115,152                4,709,717
Sovran Self Storage                            39,100                1,556,180
Total                                                               42,023,775

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
16   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Restaurants (2.6%)
CEC Entertainment                              90,014(b)            $3,523,148
IHOP                                           49,385                2,129,975
Jack in the Box                                91,186(b)             3,153,212
Landry's Restaurants                           65,579                1,849,328
Lone Star Steakhouse & Saloon                  50,495                1,388,613
O`Charley's                                    52,935(b)               975,857
Panera Bread Cl A                              75,028(b,d)           3,826,428
Papa John's Intl                               41,415(b)             1,332,321
PF Chang's China Bistro                        64,010(b,d)           3,558,316
RARE Hospitality Intl                          84,312(b)             2,655,828
Ryan's Restaurant Group                       103,312(b)             1,419,507
Sonic                                         148,992(b)             4,743,904
Steak n Shake                                  68,428(b)             1,348,716
Triarc Companies Cl B                         159,675                2,355,206
Total                                                               34,260,359

Retail -- drugstores (0.2%)
Longs Drug Stores                              93,370                2,451,896

Retail -- general (6.7%)
Brown Shoe                                     45,054                1,304,764
Casey's General Stores                        123,993                2,184,757
Cash America Intl                              70,903                2,027,826
Cato Cl A                                      51,336                1,560,614
Checkpoint Systems                             93,220(b)             1,450,503
Children's Place                               66,690(b)             2,530,219
Christopher & Banks                            88,513                1,572,876
Cost Plus                                      54,091(b)             1,418,807
CPI                                            19,202                  279,581
Department 56                                  33,470(b)               538,198
Dress Barn                                     73,818(b)             1,412,877
Electronics Boutique Holdings                  60,140(b)             2,110,313
Fossil                                        176,160(b)             4,914,863
Fred's                                         97,325                1,602,943
GameStop Cl B                                 125,675(b)             2,438,095
Goody's Family Clothing                        81,316                  757,052
Group 1 Automotive                             57,254(b)             1,675,825
Guitar Center                                  62,715(b)             3,590,434
Gymboree                                       76,163(b)               980,979
Hancock Fabrics                                46,878                  420,964
Haverty Furniture Companies                    56,010                1,002,579
Hibbett Sporting Goods                         58,065(b)             1,498,077
Hot Topic                                     115,101(b)             2,230,657
Hughes Supply                                 163,557                4,968,861
J Jill Group                                   49,795(b)               720,036
Jo-Ann Stores                                  55,990(b)             1,534,686
Linens `N Things                              111,902(b,d)           2,898,262
Men's Wearhouse                                88,704(b)             2,951,182
Movie Gallery                                  76,970                1,612,522
NBTY                                          165,677(b)             4,536,236
Pep Boys - Manny, Moe & Jack                  141,643                2,439,092
Phillips-Van Heusen                            76,767                2,088,830
Russ Berrie & Co                               51,586                1,210,208
School Specialty                               56,254(b,d)           2,187,718
ShopKo Stores                                  72,935(b)             1,315,018
Sonic Automotive                              102,480                2,393,933
Stage Stores                                   44,110(b)             1,743,668
Stein Mart                                    105,250(b)             2,076,583
Sturm, Ruger & Co                              66,664                  572,644
Too                                            85,509(b)             2,322,424
Tractor Supply                                 94,870(b,d)           3,396,346
United Stationers                              81,886(b)             3,554,671
Zale                                          128,408(b)             3,410,516
Total                                                               87,437,239

Retail -- grocery (0.1%)
Great Atlantic & Pacific Tea                   95,503(b)               865,257

Telecom equipment & services (0.9%)
Applied Signal Technology                      27,710                  816,614
Boston Communications Group                    43,493(b)               336,201
C-COR                                         117,941(b)               939,990
Captaris                                       75,221(b)               369,335
Catapult Communications                        35,905(b)               800,682
Digi Intl                                      53,770(b)               800,635
Harmonic                                      178,981(b)             2,040,382
Intrado                                        43,110(b)               579,398
Network Equipment Technologies                 60,647(b)               476,079
Symmetricom                                   112,234(b)             1,092,037
Tollgrade Communications                       32,888(b)               338,089
ViaSat                                         66,312(b)             1,476,105
Volt Information Sciences                      37,754(b)             1,205,863
Total                                                               11,271,410

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
17  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Textiles & apparel (1.7%)
Ashworth                                       33,350(b)              $375,855
Burlington Coat Factory
  Warehouse                                   110,560                2,853,554
Genesco                                        54,603(b)             1,580,211
Haggar                                         17,796                  391,334
K-Swiss Cl A                                   84,884                2,567,741
Kellwood                                       68,504                1,982,506
Oshkosh B'Gosh Cl A                            29,026                  564,556
Oxford Inds                                    41,508                1,543,267
Quiksilver                                    140,864(b,d)           4,207,607
Russell                                        80,929                1,456,722
Stride Rite                                    91,085                1,114,880
Wolverine World Wide                           94,717                2,976,955
Total                                                               21,615,188

Utilities -- electric (1.3%)
Allete                                         73,205                3,028,490
Avista                                        119,988                2,120,188
Central Vermont Public Service                 30,127                  695,934
CH Energy Group                                39,040                1,846,592
Cleco                                         121,110                2,389,500
El Paso Electric                              117,419(b)             2,282,625
Green Mountain Power                           12,689                  367,981
UIL Holdings                                   36,059                1,779,512
Unisource Energy                               84,895                2,589,298
Total                                                               17,100,120

Utilities -- natural gas (3.0%)
Atmos Energy                                  189,545                5,250,397
Cascade Natural Gas                            27,859                  569,438
Energen                                        90,272                5,293,550
Laclede Group                                  52,040                1,576,812
New Jersey Resources                           68,941                3,023,063
Northwest Natural Gas                          67,929                2,306,190
Piedmont Natural Gas                          189,888                4,411,098
Southern Union                                203,984(b)             4,756,908
Southwest Gas                                  89,318                2,265,998
Southwestern Energy                            89,781(b)             4,605,765
UGI                                           126,220                5,259,587
Total                                                               39,318,806

Utilities -- telephone (0.3%)
Commonwealth Telephone
  Enterprises                                  51,940(b)             2,484,810
General Communication Cl A                    143,842(b)             1,435,543
Total                                                                3,920,353

Total common stocks
(Cost: $965,640,120)                                            $1,279,237,205

Bond (--%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount
Timco Aviation Services
  Pay-in-kind
  01-02-07                8.00%               $11,048(g,h,i)               $--

Total bond
(Cost: $80)                                                                $--

Short-term securities (6.3%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (5.1%)
Federal Home Loan Bank Disc Nt
  02-23-05                2.39%           $10,000,000               $9,984,731
Federal Home Loan Mtge Corp Disc Nt
  03-15-05                2.41              5,000,000                4,985,665
Federal Natl Mtge Assn Disc Nts
  02-01-05                2.27              3,300,000                3,299,792
  02-03-05                2.27             15,000,000               14,997,162
  02-07-05                2.30              5,000,000                4,997,764
  02-23-05                2.42              7,000,000                6,989,177
  03-02-05                2.23             15,000,000               14,972,188
  03-16-05                2.29              6,700,000                6,681,331
Total                                                               66,907,810

Commercial paper (1.2%)
BNP Paribas
  02-01-05                2.49             15,100,000               15,098,956

Total short-term securities
(Cost: $82,009,557)                                                $82,006,766

Total investments in securities
(Cost: $1,047,649,757)(j)                                       $1,361,243,971

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2005, the value of foreign securities represented 0.4% of net assets.

(d) At Jan. 31, 2005, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 4.9% of net assets. See Note 5 to the financial statements. 1.4% of net assets is the Fund's cash equivalent position.

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 6 to the financial statements):

      Type of security                                              Contracts
      Purchase contracts

      Russell 2000 Index, March 2005                                       57

(g)   Identifies issues considered to be illiquid as to their marketability (see
      Note 1 to the financial statements). Information concerning such security holdings at Jan. 31, 2005, is as follows:

      Security                              Acquisition                  Cost
                                               dates
      Timco Aviation Services
         8.00% Pay-in-kind 2007       02-21-03 thru 09-14-04              $80

(h) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i)   Negligible market value.

(j) At Jan. 31, 2005, the cost of securities for federal income tax purposes was $1,058,840,622 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $ 420,983,050
      Unrealized depreciation                                    (118,579,701)
                                                                 ------------
      Net unrealized appreciation                               $ 302,403,349
                                                                -------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
19  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Small Company Index Fund

Jan. 31, 2005
Assets
Investments in securities, at value (Note 1)*
   (identified cost $1,047,649,757)                                                                          $1,361,243,971
Capital shares receivable                                                                                           362,731
Dividends and accrued interest receivable                                                                           618,623
Receivable for investment securities sold                                                                           277,705
                                                                                                                    -------
Total assets                                                                                                  1,362,503,030
                                                                                                              -------------
Liabilities
Disbursements in excess of cash on demand deposit                                                                   225,697
Capital shares payable                                                                                               96,972
Payable for investment securities purchased                                                                          87,218
Payable upon return of securities loaned (Note 5)                                                                63,985,800
Accrued investment management services fee                                                                           37,622
Accrued distribution fee                                                                                             51,976
Accrued service fee                                                                                                     158
Accrued transfer agency fee                                                                                          18,859
Accrued administrative services fee                                                                                   6,202
Other accrued expenses                                                                                              128,225
                                                                                                                    -------
Total liabilities                                                                                                64,638,729
                                                                                                                 ----------
Net assets applicable to outstanding capital stock                                                           $1,297,864,301
                                                                                                             ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                     $    1,624,132
Additional paid-in capital                                                                                      980,025,848
Undistributed net investment income                                                                                 859,972
Accumulated net realized gain (loss)                                                                              1,243,593
Unrealized appreciation (depreciation) on investments (Note 6)                                                  314,110,756
                                                                                                                -----------
Total -- representing net assets applicable to outstanding capital stock                                     $1,297,864,301
                                                                                                             ==============
Net assets applicable to outstanding shares:                Class A                                          $  844,467,080
                                                            Class B                                          $  433,644,981
                                                            Class Y                                          $   19,752,240
Net asset value per share of outstanding capital stock:     Class A shares                102,911,670        $         8.21
                                                            Class B shares                 57,128,419        $         7.59
                                                            Class Y shares                  2,373,075        $         8.32
* Including securities on loan, at value (Note 5)                                                            $   62,730,255
                                                                                                             --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Statement of operations
AXP Small Company Index Fund

Year ended Jan. 31, 2005
Investment income
Income:
Dividends                                                                                                      $ 13,124,778
Interest                                                                                                          1,042,838
Fee income from securities lending (Note 5)                                                                         333,197
   Less foreign taxes withheld                                                                                       (5,185)
                                                                                                                     ------
Total income                                                                                                     14,495,628
                                                                                                                 ----------
Expenses (Note 2):
Investment management services fee                                                                                4,547,058
Distribution fee
   Class A                                                                                                        1,997,297
   Class B                                                                                                        4,471,167
Transfer agency fee                                                                                               2,235,466
Incremental transfer agency fee
   Class A                                                                                                          152,401
   Class B                                                                                                          147,230
Service fee -- Class Y                                                                                               17,587
Administrative services fees and expenses                                                                           784,439
Compensation of board members                                                                                        13,198
Custodian fees                                                                                                      156,295
Printing and postage                                                                                                205,887
Registration fees                                                                                                    91,360
Licensing fees                                                                                                       22,020
Audit fees                                                                                                           24,000
Other                                                                                                                41,101
                                                                                                                     ------
Total expenses                                                                                                   14,906,506
   Earnings credits on cash balances (Note 2)                                                                       (17,579)
                                                                                                                    -------
Total net expenses                                                                                               14,888,927
                                                                                                                 ----------
Investment income (loss) -- net                                                                                    (393,299)
                                                                                                                   --------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                                91,889,609
   Futures contracts                                                                                               (108,654)
                                                                                                                   --------
Net realized gain (loss) on investments                                                                          91,780,955
Net change in unrealized appreciation (depreciation) on investments                                              85,753,190
                                                                                                                 ----------
Net gain (loss) on investments                                                                                  177,534,145
                                                                                                                -----------
Net increase (decrease) in net assets resulting from operations                                                $177,140,846
                                                                                                               ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Statements of changes in net assets
AXP Small Company Index Fund

Year ended Jan. 31,                                                                        2005                     2004
Operations and distributions
Investment income (loss) -- net                                                    $     (393,299)           $   (3,591,769)
Net realized gain (loss) on investments                                                91,780,955                20,451,106
Net change in unrealized appreciation (depreciation) on investments                    85,753,190               402,800,895
                                                                                       ----------               -----------
Net increase (decrease) in net assets resulting from operations                       177,140,846               419,660,232
                                                                                      -----------               -----------
Distributions to shareholders from:
   Net realized gain
      Class A                                                                         (49,722,179)                       --
      Class B                                                                         (27,568,767)                       --
      Class Y                                                                          (1,209,371)                       --
                                                                                      -----------               -----------
Total distributions                                                                   (78,500,317)                       --
                                                                                      -----------               -----------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                            121,163,758               102,580,874
   Class B shares                                                                      35,840,364                51,193,801
   Class Y shares                                                                      10,416,022                 9,599,475
Reinvestment of distributions at net asset value
   Class A shares                                                                      48,946,614                        --
   Class B shares                                                                      27,216,584                        --
   Class Y shares                                                                       1,209,371                        --
Payments for redemptions
   Class A shares                                                                    (185,675,894)             (152,005,991)
   Class B shares (Note 2)                                                           (140,594,047)              (95,531,272)
   Class Y shares                                                                      (8,646,958)               (8,862,223)
                                                                                       ----------                ----------
Increase (decrease) in net assets from capital share transactions                     (90,124,186)              (93,025,336)
                                                                                      -----------               -----------
Total increase (decrease) in net assets                                                 8,516,343               326,634,896
Net assets at beginning of year                                                     1,289,347,958               962,713,062
                                                                                    -------------               -----------
Net assets at end of year                                                          $1,297,864,301            $1,289,347,958
                                                                                   ==============            ==============
Undistributed net investment income                                                $      859,972            $      502,777
                                                                                   --------------            --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Notes to Financial Statements

AXP Small Company Index Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, American Express Financial Corporation (AEFC) utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the

--------------------------------------------------------------------------------
23  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT
portfolio holdings such that shareholder transactions receive a fair net asset value (NAV). Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Illiquid securities

At Jan. 31, 2005, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2005 was $0. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
24   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $750,494 and accumulated net realized gain has been decreased by $750,494

The tax character of distributions paid for the years indicated is as follows:

Year ended Jan. 31                                     2005               2004
Class A
Distributions paid from:
     Ordinary income                               $        --            $--
     Long-term capital gain                         49,722,179             --
Class B
Distributions paid from:
     Ordinary income                                        --             --
     Long-term capital gain                         27,568,767             --
Class Y
Distributions paid from:
     Ordinary income                                        --             --
     Long-term capital gain                          1,209,371             --
At Jan. 31, 2005, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                    $    543,594
Accumulated long-term gain (loss)                                $ 13,267,378
Unrealized long-term appreciation (depreciation)                 $302,403,349

--------------------------------------------------------------------------------
25  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.38% to 0.34% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.10% to 0.02% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50

o  Class B $20.50

o  Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

--------------------------------------------------------------------------------
26   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,214,701 for Class A and $297,231 for Class B for the year ended Jan. 31, 2005.

AEFC and its affiliates have agreed to waive certain fees and expenses until Jan. 31, 2006. Under this agreement, net expenses will not exceed 0.94% for Class A, 1.70% for Class B and 0.78% for Class Y of the Fund's average daily net assets. For the year ended Jan. 31, 2005, the waiver was not invoked since the Fund's expenses were below the cap amount.

During the year ended Jan. 31, 2005, the Fund's custodian and transfer agency fees were reduced by $17,579 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $145,134,432 and $324,072,985, respectively, for the year ended Jan. 31, 2005. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                  Year ended Jan. 31, 2005
                                           Class A        Class B      Class Y
Sold                                    15,677,866      4,890,325    1,315,715
Issued for reinvested distributions      5,954,576      3,576,424      145,008
Redeemed                               (23,683,668)   (19,539,527)  (1,083,382)
                                       -----------    -----------   ----------
Net increase (decrease)                 (2,051,226)   (11,072,778)     377,341
                                        ----------    -----------      -------

                                                  Year ended Jan. 31, 2004
                                           Class A        Class B      Class Y
Sold                                    16,634,870      8,815,288    1,477,233
Issued for reinvested distributions             --             --           --
Redeemed                               (24,962,705)   (16,918,244)  (1,362,354)
                                       -----------    -----------   ----------
Net increase (decrease)                 (8,327,835)    (8,102,956)     114,879
                                        ----------     ----------      -------

--------------------------------------------------------------------------------
27  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

5. LENDING OF PORTFOLIO SECURITIES

At Jan. 31, 2005, securities valued at $62,730,255 were on loan to brokers. For collateral, the Fund received $63,985,800 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $333,197 for the year ended Jan. 31, 2005. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. STOCK INDEX FUTURES CONTRACTS

At Jan. 31, 2005, investments in securities included securities valued at $2,049,750 that were pledged as collateral to cover initial margin deposits on 57 open purchase contracts. The notional market value of the open purchase contracts at Jan. 31, 2005 was $17,822,475 with a net unrealized gain of $516,542. See "Summary of significant accounting policies" and "Notes to investments in securities."

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the year ended Jan. 31, 2005.

--------------------------------------------------------------------------------
28   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                              2005         2004         2003        2002         2001
Net asset value, beginning of period                                     $7.55        $5.14       $ 6.35       $6.50        $6.30
                                                                         -----        -----       ------       -----        -----
Income from investment operations:
Net investment income (loss)                                                --           --           --        (.01)          --
Net gains (losses) (both realized and unrealized)                         1.17         2.41        (1.21)        .13         1.07
                                                                         -----        -----       ------       -----        -----
Total from investment operations                                          1.17         2.41        (1.21)        .12         1.07
                                                                         -----        -----       ------       -----        -----
Less distributions:
Distributions from realized gains                                         (.51)          --           --        (.27)        (.87)
                                                                         -----        -----       ------       -----        -----
Net asset value, end of period                                           $8.21        $7.55       $ 5.14       $6.35        $6.50
                                                                         -----        -----       ------       -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $844         $792         $583        $705         $668
Ratio of expenses to average daily net assets(b)                          .91%         .96%         .98%        .96%         .87%
Ratio of net investment income (loss) to average daily net assets         .24%        (.04%)       (.13%)      (.12%)       (.08%)
Portfolio turnover rate (excluding short-term securities)                  12%          10%          16%         20%          44%
Total return(c)                                                         15.42%       46.89%      (19.06%)      1.98%       18.79%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
29  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                              2005         2004         2003        2002         2001
Net asset value, beginning of period                                     $7.07        $4.85       $ 6.04       $6.25        $6.13
                                                                         -----        -----       ------       -----        -----
Income from investment operations:
Net investment income (loss)                                              (.01)        (.05)        (.04)       (.05)        (.05)
Net gains (losses) (both realized and unrealized)                         1.04         2.27        (1.15)        .11         1.04
                                                                         -----        -----       ------       -----        -----
Total from investment operations                                          1.03         2.22        (1.19)        .06          .99
                                                                         -----        -----       ------       -----        -----
Less distributions:
Distributions from realized gains                                         (.51)          --           --        (.27)        (.87)
                                                                         -----        -----       ------       -----        -----
Net asset value, end of period                                           $7.59        $7.07       $ 4.85       $6.04        $6.25
                                                                         -----        -----       ------       -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $434         $482         $370        $455         $436
Ratio of expenses to average daily net assets(b)                         1.67%        1.73%        1.75%       1.72%        1.63%
Ratio of net investment income (loss) to average daily net assets        (.53%)       (.81%)       (.90%)      (.88%)       (.84%)
Portfolio turnover rate (excluding short-term securities)                  12%          10%          16%         20%          44%
Total return(c)                                                         14.48%       45.77%      (19.70%)      1.09%       18.01%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                              2005         2004         2003        2002         2001
Net asset value, beginning of period                                     $7.63        $5.19       $ 6.40       $6.54        $6.32
                                                                         -----        -----       ------       -----        -----
Income from investment operations:
Net investment income (loss)                                                --          .01           --          --          .01
Net gains (losses) (both realized and unrealized)                         1.20         2.43        (1.21)        .13         1.08
                                                                         -----        -----       ------       -----        -----
Total from investment operations                                          1.20         2.44        (1.21)        .13         1.09
                                                                         -----        -----       ------       -----        -----
Less distributions:
Distributions from realized gains                                         (.51)          --           --        (.27)        (.87)
                                                                         -----        -----       ------       -----        -----
Net asset value, end of period                                           $8.32        $7.63       $ 5.19       $6.40        $6.54
                                                                         -----        -----       ------       -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                    $20          $15          $10          $8           $8
Ratio of expenses to average daily net assets(b)                          .74%         .79%         .82%        .79%         .71%
Ratio of net investment income (loss) to average daily net assets         .42%         .13%         .04%        .05%         .09%
Portfolio turnover rate (excluding short-term securities)                  12%          10%          16%         20%          44%
Total return(c)                                                         15.65%       47.01%      (18.91%)      2.12%       19.04%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
30   --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Report of Independent
          Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Small Company Index Fund (a series of AXP Market Advantage Series, Inc.) as of January 31, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2005, and the financial highlights for each of the years in the five-year period ended January 31, 2005. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Small Company Index Fund as of January 31, 2005, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

March 21, 2005

--------------------------------------------------------------------------------
31  --   AXP SMALL COMPANY INDEX FUND   --   2005 ANNUAL REPORT

Investments in Securities

AXP S&P 500 Index Fund

Jan. 31, 2005

(Percentages represent value of investments compared to net assets)

Common stocks (86.8%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (1.9%)
Boeing                                         24,524              $1,240,913
General Dynamics                                5,855                 604,529
Goodrich                                        3,479                 119,330
Honeywell Intl                                 25,125                 903,998
L-3 Communications Holdings                     3,365                 240,295
Lockheed Martin                                12,933                 747,657
Northrop Grumman                               10,756                 558,021
Raytheon                                       13,207                 493,942
Rockwell Automation                             5,381                 304,834
Rockwell Collins                                5,161                 221,407
United Technologies                            14,926               1,502,749
Total                                                               6,937,675

Airlines (0.1%)
Delta Air Lines                                 4,069(b)               21,932
Southwest Airlines                             22,774                 329,767
Total                                                                 351,699

Automotive & related (0.9%)
AutoNation                                      7,725(b)              147,084
Cooper Tire & Rubber                            2,187                  47,261
Cummins                                         1,330                 103,301
Dana                                            4,371                  69,368
Delphi                                         16,396                 124,446
Eaton                                           4,440                 301,876
Ford Motor                                     53,447                 703,897
General Motors                                 16,499                 607,328
Genuine Parts                                   5,104                 216,052
Goodyear Tire & Rubber                          5,122(b)               79,084
Johnson Controls                                5,562                 329,048
Navistar Intl                                   2,035(b)               79,202
PACCAR                                          5,079                 358,882
Snap-On                                         1,681                  55,658
Visteon                                         3,781                  28,055
Total                                                               3,250,542

Banks and savings & loans (6.1%)
AmSouth Bancorporation                         10,374                 258,728
Bank of America                               117,992               5,471,288
Bank of New York                               22,691                 674,150
BB&T                                           16,137                 636,927
Comerica                                        4,985                 288,432
Compass Bancshares                              3,580                 167,651
Fifth Third Bancorp                            17,275                 802,769
First Horizon Natl                              3,595                 153,039
Golden West Financial                           8,950                 578,349
Huntington Bancshares                           6,747                 154,979
KeyCorp                                        11,876                 396,896
M&T Bank                                        3,395                 347,512
Marshall & Ilsley                               6,531                 279,592
Mellon Financial                               12,372                 363,118
Natl City                                      19,792                 703,606
North Fork Bancorporation                      13,754                 394,740
Northern Trust                                  6,400                 279,296
PNC Financial Services Group                    8,253                 444,589
Regions Financial                              13,579                 434,528
Sovereign Bancorp                              10,946                 248,912
State Street                                    9,743                 436,584
SunTrust Banks                                 10,830                 779,977
Synovus Financial                               9,044                 245,364
US Bancorp                                     54,544               1,639,047
Wachovia                                       46,843               2,569,339
Washington Mutual                              25,507               1,029,207
Wells Fargo & Co                               49,421               3,029,507
Zions Bancorp                                   2,620                 177,688
Total                                                              22,985,814

Beverages & tobacco (3.3%)
Adolph Coors Cl B                               1,092                  81,463
Altria Group                                   59,959(d)            3,827,184
Anheuser-Busch Companies                       23,081               1,135,124
Brown-Forman Cl B                               3,560                 171,699
Coca-Cola                                      70,684               2,932,679
Coca-Cola Enterprises                          13,711                 300,956
Fortune Brands                                  4,207                 353,304
Pepsi Bottling Group                            7,304                 199,764
PepsiCo                                        49,204               2,642,255
Reynolds American                               4,308                 346,449
UST                                             4,826                 244,485
Total                                                              12,235,362

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
10 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Broker dealers (2.5%)
Bear Stearns Companies                          3,016                $304,797
Charles Schwab                                 39,352                 442,316
E*TRADE Financial                              10,860(b)              149,325
Franklin Resources                              7,285                 494,360
JPMorgan Chase & Co                           104,071               3,884,971
Lehman Brothers Holdings                        7,867                 717,392
Merrill Lynch & Co                             27,205               1,634,204
Morgan Stanley                                 31,971               1,789,097
Total                                                               9,416,462

Building materials & construction (0.2%)
American Standard Companies                     6,271(b)              251,091
Masco                                          13,084                 481,491
Sherwin-Williams                                4,125                 178,200
Total                                                                 910,782

Cable (0.6%)
Comcast Cl A                                   64,847(b)            2,087,425

Cellular telecommunications (0.3%)
Nextel Communications Cl A                     32,461(b)              931,306

Chemicals (1.3%)
Air Products & Chemicals                        6,639                 391,103
Dow Chemical                                   27,543               1,368,887
Eastman Chemical                                2,277                 123,300
Ecolab                                          7,526                 253,250
EI du Pont de Nemours & Co                     29,018               1,380,095
Engelhard                                       3,570                 107,279
Great Lakes Chemical                            1,491                  39,437
Hercules                                        3,274(b)               47,506
Pall                                            3,621                  97,514
PPG Inds                                        5,019                 345,207
Praxair                                         9,488                 409,407
Rohm & Haas                                     6,568                 290,568
Sigma-Aldrich                                   2,015                 126,643
Total                                                               4,980,196

Computer hardware (3.0%)
Apple Computer                                 11,747(b)              903,344
Cisco Systems                                 192,360(b)            3,470,175
Dell                                           72,572(b)            3,030,607
EMC                                            70,000(b)              917,000
Gateway                                        10,914(b)               51,623
Hewlett-Packard                                88,221               1,728,249
Lexmark Intl Cl A                               3,767(b)              313,979
Network Appliance                              10,501(b)              334,352
NVIDIA                                          4,854(b)              111,254
Sun Microsystems                               98,244(b)              428,344
Total                                                              11,288,927

Computer software & services (6.0%)
Adobe Systems                                   6,974                 396,821
Affiliated Computer Services Cl A               3,755(b)              203,483
Autodesk                                        6,708                 197,014
Automatic Data Processing                      17,016                 739,856
BMC Software                                    6,483(b)              109,109
Citrix Systems                                  4,949(b)              106,156
Computer Associates Intl                       17,113                 465,302
Computer Sciences                               5,530(b)              284,906
Compuware                                      11,315(b)               78,074
Comverse Technology                             5,778(b)              129,138
Convergys                                       4,137(b)               59,118
Electronic Arts                                 8,912(b)              573,398
Electronic Data Systems                        15,008                 321,471
Equifax                                         3,947                 111,700
First Data                                     24,243                 987,660
Fiserv                                          5,717(b)              218,675
Intl Business Machines                         48,636               4,543,575
Intuit                                          5,474(b)              213,486
Mercury Interactive                             2,462(b)              107,762
Microsoft                                     317,354               8,340,063
NCR                                             5,448(b)              186,213
Novell                                         10,982(b)               63,366
Oracle                                        149,821(b)            2,063,035
Parametric Technology                           7,866(b)               44,836
Paychex                                        11,047                 336,823
QLogic                                          2,703(b)              103,471
Sabre Holdings Cl A                             3,953                  83,408
Siebel Systems                                 14,848(b)              129,326
SunGard Data Systems                            8,436(b)              226,844
Symantec                                       18,530(b)              432,676
Unisys                                          9,818(b)               77,071
VERITAS Software                               12,331(b)              317,153
Total                                                              22,250,989

Electronics (3.0%)
Advanced Micro Devices                         11,270(b)              178,066
Agilent Technologies                           14,190(b)              313,741
Altera                                         10,872(b)              208,742
American Power Conversion                       5,587                 118,835
Analog Devices                                 10,980                 394,072
Applied Materials                              49,607(b)              788,751
Applied Micro Circuits                          8,998(b)               29,783
Broadcom Cl A                                   9,611(b)              305,918
Freescale Semiconductor Cl B                   11,391(b)              199,001
Intel                                         184,710               4,146,740
Jabil Circuit                                   5,890(b)              138,827
KLA-Tencor                                      5,706(b)              263,903
Linear Technology                               8,967                 338,415
LSI Logic                                      11,248(b)               68,725

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Electronics (cont.)
Maxim Integrated Products                       9,497                $370,478
Micron Technology                              17,889(b)              186,224
Millipore                                       1,456(b)               63,380
Molex                                           5,500                 157,960
Natl Semiconductor                             10,460                 177,088
Novellus Systems                                4,085(b)              106,823
PMC-Sierra                                      5,203(b)               53,487
Power-One                                       2,455(b)               18,241
Sanmina-SCI                                    15,158(b)               93,676
Solectron                                      28,358(b)              140,939
Symbol Technologies                             7,034                 128,722
Tektronix                                       2,628                  75,739
Teradyne                                        5,672(b)               79,578
Texas Instruments                              50,474               1,171,502
Xerox                                          27,862(b)              442,449
Xilinx                                         10,174                 296,979
Total                                                              11,056,784

Energy (5.5%)
Amerada Hess                                    2,681                 232,309
Anadarko Petroleum                              7,230                 478,698
Apache                                          9,540                 519,167
Ashland                                         2,075                 127,364
Burlington Resources                           11,434                 499,780
ChevronTexaco                                  61,896               3,367,142
ConocoPhillips                                 20,168               1,871,389
Devon Energy                                   14,198                 577,433
EOG Resources                                   3,463                 257,128
Exxon Mobil                                   188,464               9,724,741
Kerr-McGee                                      4,428                 273,429
Marathon Oil                                   10,120                 391,948
Occidental Petroleum                           11,532                 673,238
Sunoco                                          2,138                 187,054
Unocal                                          7,685                 365,575
Valero Energy                                   7,500                 390,225
XTO Energy                                      7,610                 273,275
Total                                                              20,209,895

Energy equipment & services (0.9%)
Baker Hughes                                    9,802                 424,427
BJ Services                                     4,723                 226,940
Halliburton                                    14,649                 602,513
Nabors Inds                                     4,367(b,c)            220,097
Noble                                           3,954(b)              210,946
Rowan Companies                                 3,134(b)               88,253
Schlumberger                                   17,196               1,170,016
Transocean                                      9,397(b)              413,468
Total                                                               3,356,660

Engineering & construction (--%)
Fluor                                           2,449                 131,119

Environmental services (0.2%)
Allied Waste Inds                               9,295(b)               77,241
Waste Management                               16,712                 484,648
Total                                                                 561,889

Finance companies (2.1%)
Citigroup                                     151,609               7,436,421
MGIC Investment                                 2,831                 180,901
Total                                                               7,617,322

Financial services (2.9%)
American Express                               36,667               1,956,185
Capital One Financial                           7,091                 555,083
CIT Group                                       6,140                 247,872
Countrywide Financial                          16,958                 627,446
Fannie Mae                                     28,274               1,825,936
Federated Investors Cl B                        3,140                  92,253
Freddie Mac                                    20,146               1,315,332
Goldman Sachs Group                            14,141               1,525,107
H&R Block                                       4,814                 232,564
Janus Capital Group                             6,904                 102,386
MBNA                                           37,323                 992,045
Moody's                                         4,320                 361,930
Providian Financial                             8,561(b)              142,797
SLM                                            12,558                 630,286
T Rowe Price Group                              3,748                 224,318
Total                                                              10,831,540

Food (1.3%)
Archer-Daniels-Midland                         19,118                 462,656
Campbell Soup                                  12,016                 352,309
ConAgra Foods                                  15,028                 443,326
General Mills                                  10,648                 564,238
Hershey Foods                                   7,192                 420,660
HJ Heinz                                       10,202                 385,738
Kellogg                                        12,061                 538,403
McCormick & Co                                  3,990                 148,308
Sara Lee                                       22,930                 538,396
Sysco                                          18,689                 653,554
WM Wrigley Jr                                   6,557                 461,547
Total                                                               4,969,135

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Furniture & appliances (0.2%)
Black & Decker                                  2,362                $194,628
Leggett & Platt                                 5,579                 159,002
Maytag                                          2,311                  36,306
Stanley Works                                   2,403                 114,287
Whirlpool                                       1,944                 132,697
Total                                                                 636,920

Health care products (8.8%)
Abbott Laboratories                            45,495               2,048,185
Allergan                                        3,839                 291,572
Amgen                                          37,100(b)            2,309,104
Applera-Applied Biosystems Group                5,724                 114,766
Bausch & Lomb                                   1,565                 114,073
Baxter Intl                                    18,006                 607,883
Becton, Dickinson & Co                          7,400                 419,210
Biogen Idec                                     9,744(b)              632,970
Biomet                                          7,399                 314,310
Boston Scientific                              24,672(b)              815,656
Bristol-Myers Squibb                           56,841               1,332,353
Chiron                                          5,462(b)              179,427
CR Bard                                         3,054                 207,061
Eli Lilly & Co                                 33,062               1,793,283
Forest Laboratories                            10,760(b)              446,863
Genzyme                                         7,237(b)              421,266
Gilead Sciences                                12,650(b)              418,715
Guidant                                         9,311                 674,954
Johnson & Johnson                              86,639               5,605,542
King Pharmaceuticals                            7,059(b)               74,190
Laboratory Corp of America Holdings             4,038(b)              193,218
Medco Health Solutions                          7,960(b)              338,857
MedImmune                                       7,268(b)              171,925
Medtronic                                      35,308               1,853,317
Merck & Co                                     64,787               1,817,275
Mylan Laboratories                              7,865                 130,795
PerkinElmer                                     3,744                  86,075
Pfizer                                        220,006               5,315,345
Schering Plough                                43,021                 798,470
St. Jude Medical                               10,416(b)              409,140
Stryker                                        11,748                 577,297
Waters                                          3,534(b)              173,449
Watson Pharmaceuticals                          3,198(b)               95,396
Wyeth                                          38,973               1,544,500
Zimmer Holdings                                 7,164(b)              564,881
Total                                                              32,891,323

Health care services (1.9%)
Aetna                                           4,317                 548,474
Amerisourcebergen                               3,066                 178,686
Cardinal Health                                12,625                 711,039
Caremark Rx                                    13,275(b)              519,053
Express Scripts                                 2,215(b)              164,331
Fisher Scientific Intl                          3,425(b)              216,289
Five Star Quality Care                             --(b)                    2
HCA                                            12,309                 547,997
Health Management
  Associates Cl A                               7,107                 156,923
Hospira                                         4,556(b)              131,623
Humana                                          4,655(b)              159,527
IMS Health                                      6,781                 158,540
Manor Care                                      2,521                  87,101
McKesson                                        8,591                 296,304
Quest Diagnostics                               2,960                 282,088
Tenet Healthcare                               13,631(b)              135,356
UnitedHealth Group                             19,093               1,697,367
WellPoint                                       8,621(b)            1,047,451
Total                                                               7,038,151

Home building (0.2%)
Centex                                          3,636                 222,923
KB HOME                                         1,353                 147,003
Pulte Homes                                     3,724                 246,083
Total                                                                 616,009

Household products (2.3%)
Alberto-Culver                                  2,658                 144,197
Avon Products                                  13,814                 583,227
Clorox                                          4,441                 263,884
Colgate-Palmolive                              15,488                 813,740
Gillette                                       29,003               1,471,032
Intl Flavors & Fragrances                       2,753                 116,232
Kimberly-Clark                                 14,245                 933,190
Newell Rubbermaid                               8,030                 172,806
Procter & Gamble                               74,104               3,944,555
Total                                                               8,442,863

Industrial services (0.1%)
Cintas                                          5,013                 218,066

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
13 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Industrial transportation (1.4%)
Burlington Northern Santa Fe                   10,986                $529,305
CSX                                             6,278                 250,932
FedEx                                           8,784                 840,190
Norfolk Southern                               11,568                 403,955
Ryder System                                    1,878                  85,543
Union Pacific                                   7,587                 452,185
United Parcel Service Cl B                     32,742               2,445,172
Total                                                               5,007,282

Insurance (3.9%)
ACE                                             8,300(c)              360,220
AFLAC                                          14,786                 584,195
Allstate                                       20,048               1,011,220
Ambac Financial Group                           3,173                 243,940
American Intl Group                            76,088               5,043,873
Aon                                             9,243                 210,186
Chubb                                           5,599                 417,014
CIGNA                                           3,919                 314,500
Cincinnati Financial                            4,908                 216,541
Hartford Financial Services Group               8,582                 577,483
Jefferson-Pilot                                 3,992                 199,201
Lincoln Natl                                    5,104                 235,499
Loews                                           5,419                 368,492
Marsh & McLennan Companies                     15,396                 500,370
MBIA                                            4,113                 245,711
MetLife                                        21,745                 864,363
Principal Financial Group                       8,965                 363,800
Progressive                                     5,850                 489,353
Prudential Financial                           14,982                 807,679
Safeco                                          3,707                 171,634
St. Paul Travelers Companies                   19,561                 734,319
Torchmark                                       3,156                 172,318
UnumProvident                                   8,662                 148,727
XL Capital Cl A                                 4,055(c)              303,233
Total                                                              14,583,871

Leisure time & entertainment (1.3%)
Brunswick                                       2,810                 129,597
Carnival                                       18,500               1,065,600
Cendant                                        30,754                 724,257
Eastman Kodak                                   8,372                 277,029
Harley-Davidson                                 8,583                 515,924
Hasbro                                          5,173                 101,391
Mattel                                         12,124                 235,812
Viacom Cl B                                    49,812               1,859,980
Total                                                               4,909,590

Lodging & gaming (0.4%)
Harrah's Entertainment                          3,270                 206,795
Hilton Hotels                                  11,280                 250,980
Intl Game Technology                           10,066                 315,066
Marriott Intl Cl A                              6,534                 412,818
Starwood Hotels &
  Resorts Worldwide                             6,052                 350,350
Total                                                               1,536,009

Machinery (0.8%)
Caterpillar                                     9,973                 888,595
Deere & Co                                      7,254                 503,645
Illinois Tool Works                             8,643                 751,768
Ingersoll-Rand Cl A                             5,029(c)              374,057
Parker Hannifin                                 3,488                 227,278
Thermo Electron                                 4,668(b)              139,760
Total                                                               2,885,103

Media (3.3%)
Clear Channel Communications                   16,750                 543,203
Dow Jones & Co                                  2,391                  91,145
eBay                                           19,366(b)            1,578,329
Gannett                                         7,461                 597,178
Interpublic Group of Companies                 12,353(b)              161,207
Knight-Ridder                                   2,252                 146,628
McGraw-Hill Companies                           5,552                 502,456
Meredith                                        1,459                  70,076
Monster Worldwide                               3,480(b)              108,889
New York Times Cl A                             4,234                 164,618
News Corp Cl A                                 76,330               1,297,610
Omnicom Group                                   5,443                 462,056
RR Donnelley & Sons                             6,417                 214,649
Time Warner                                   133,806(b)            2,408,507
Tribune                                         9,284                 371,174
Univision Communications Cl A                   9,446(b)              257,970
Walt Disney                                    59,693               1,709,011
Yahoo!                                         40,164(b)            1,414,174
Total                                                              12,098,880

Metals (0.4%)
Alcoa                                          25,428                 750,381
Allegheny Technologies                          2,794                  67,056
Nucor                                           4,652                 261,256
Phelps Dodge                                    2,787                 268,388
United States Steel                             3,321                 172,028
Total                                                               1,519,109

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
14 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Multi-industry (5.1%)
3M                                             22,746              $1,918,853
Apollo Group Cl A                               5,408(b)              422,852
Cooper Inds Cl A                                2,678                 186,121
Danaher                                         9,018                 494,908
Dover                                           5,939                 227,464
Emerson Electric                               12,263                 824,564
General Electric                              308,850(d)           11,158,750
ITT Inds                                        2,692                 229,601
Monsanto                                        7,728                 418,317
Pitney Bowes                                    6,738                 301,458
Robert Half Intl                                5,062                 153,581
Textron                                         4,013                 288,856
Tyco Intl                                      58,765(c)            2,123,766
Vulcan Materials                                2,988                 168,762
WW Grainger                                     2,627                 160,799
Total                                                              19,078,652

Paper & packaging (0.6%)
Avery Dennison                                  3,229                 194,031
Ball                                            3,294                 140,720
Bemis                                           3,122                  90,538
Georgia-Pacific                                 7,539                 242,002
Intl Paper                                     14,211                 556,360
Louisiana-Pacific                               3,213                  82,253
MeadWestvaco                                    5,923                 171,115
Pactiv                                          4,337(b)               96,325
Sealed Air                                      2,445(b)              125,429
Temple-Inland                                   1,634                 103,922
Weyerhaeuser                                    7,007                 437,237
Total                                                               2,239,932

Precious metals (0.2%)
Freeport-McMoRan
  Copper & Gold Cl B                            5,215                 191,964
Newmont Mining                                 12,965                 539,215
Total                                                                 731,179

Real estate investment trust (0.4%)
Apartment Investment &
  Management Cl A                               2,770                  99,443
Archstone-Smith Trust                           5,720                 196,196
Equity Office Properties Trust                 11,776                 329,492
Equity Residential                              8,260                 260,520
Plum Creek Timber                               5,366                 191,674
ProLogis                                        5,375                 205,003
Simon Property Group                            6,456                 382,841
Total                                                               1,665,169

Restaurants (0.7%)
Darden Restaurants                              4,594                 135,799
McDonald's                                     36,726               1,189,554
Starbucks                                      11,689(b)              631,206
Wendy's Intl                                    3,325                 130,407
Yum! Brands                                     8,556                 396,571
Total                                                               2,483,537

Retail -- drugstores (0.5%)
CVS                                            11,692                 541,924
Walgreen                                       29,852               1,271,994
Total                                                               1,813,918

Retail -- general (4.9%)
AutoZone                                        2,329(b)              207,863
Bed Bath & Beyond                               8,789(b)              354,109
Best Buy                                        9,480(d)              509,929
Big Lots                                        3,294(b)               37,090
Circuit City Stores                             5,706                  81,710
Costco Wholesale                               13,704                 647,788
Dillard's Cl A                                  2,396                  62,871
Dollar General                                  9,569                 193,389
Family Dollar Stores                            4,896                 163,771
Federated Dept Stores                           4,948                 281,046
Gap                                            25,611                 563,698
Home Depot                                     64,151               2,646,871
JC Penney                                       8,347                 356,584
Kohl's                                         10,019(b)              470,993
Limited Brands                                 11,877                 281,485
Lowe's Companies                               22,570               1,286,264
May Dept Stores                                 8,533                 289,269
Nordstrom                                       4,092                 197,439
Office Depot                                    9,125(b)              157,771
OfficeMax                                       2,730                  80,562
RadioShack                                      4,630                 153,346
Sears, Roebuck and Co                           6,045                 303,761
Staples                                        14,544                 476,171
Target                                         26,161               1,328,195
Tiffany & Co                                    4,254                 133,703
TJX Companies                                  14,080                 352,563
Toys "R" Us                                     6,278(b)              134,663
Wal-Mart Stores                               123,713               6,482,562
Total                                                              18,235,466

Retail -- grocery (0.3%)
Albertson's                                    10,756                 246,097
Kroger                                         21,587(b)              369,138
Safeway                                        13,075(b)              246,464
SUPERVALU                                       3,920                 123,911
Total                                                                 985,610

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Telecom equipment & services (1.2%)
ADC Telecommunications                         23,628(b)              $60,724
Andrew                                          4,699(b)               61,369
Avaya                                          13,370(b)              191,860
CIENA                                          16,704(b)               42,595
Corning                                        40,960(b)              448,102
JDS Uniphase                                   42,182(b)               90,269
Lucent Technologies                           129,138(b)              420,990
Motorola                                       71,118               1,119,397
QUALCOMM                                       47,878               1,782,977
Scientific-Atlanta                              4,483                 135,880
Tellabs                                        13,501(b)               96,127
Total                                                               4,450,290

Textiles & apparel (0.4%)
Coach                                           5,515(b)              309,392
Jones Apparel Group                             3,570                 120,059
Liz Claiborne                                   3,168                 132,866
Nike Cl B                                       7,664                 663,932
Reebok Intl                                     1,698                  75,612
VF                                              3,242                 172,312
Total                                                               1,474,173

Utilities -- electric (2.5%)
AES                                            18,953(b)              266,290
Allegheny Energy                                4,005(b)               77,457
Ameren                                          5,692                 285,283
American Electric Power                        11,563                 407,596
Calpine                                        15,606(b)               51,968
CenterPoint Energy                              8,991                 101,149
Cinergy                                         5,293                 213,255
CMS Energy                                      5,684(b)               59,853
Consolidated Edison                             7,070                 310,161
Constellation Energy Group                      5,141                 257,050
Dominion Resources                              9,684                 671,876
DTE Energy                                      5,078                 222,467
Duke Energy                                    27,943                 748,592
Edison Intl                                     9,514                 308,920
Entergy                                         6,534                 454,244
Exelon                                         19,354                 856,414
FirstEnergy                                     9,631                 382,929
FPL Group                                       5,418                 415,236
PG&E                                           11,776(b)              412,160
Pinnacle West Capital                           2,674                 111,506
PPL                                             5,522                 298,188
Progress Energy                                 7,216                 319,308
Public Service Enterprise Group                 6,940                 366,085
Southern                                       21,611                 729,802
TECO Energy                                     5,835                  93,418
TXU                                             7,021                 485,853
Xcel Energy                                    11,700                 212,823
Total                                                               9,119,883

Utilities -- natural gas (0.4%)
Dynegy Cl A                                    11,101(b)               49,399
El Paso                                        18,795                 204,302
KeySpan                                         4,694                 185,272
Kinder Morgan                                   3,621                 271,720
Kinder Morgan Management LLC                       --(b)                   19
Nicor                                           1,291                  47,664
NiSource                                        7,901                 180,933
Peoples Energy                                  1,104                  47,284
Sempra Energy                                   6,816                 253,692
Williams Companies                             16,254                 273,230
Total                                                               1,513,515

Utilities -- telephone (2.4%)
ALLTEL                                          8,873                 488,370
AT&T                                           23,254                 446,244
BellSouth                                      53,515               1,404,234
CenturyTel                                      3,931                 128,151
Citizens Communications                         9,795                 132,135
McLeodUSA Cl A Escrow                           2,746(b,e,f)               --
Qwest Communications Intl                      53,045(b)              222,789
SBC Communications                             96,856               2,301,298
Sprint                                         42,976               1,024,118
Verizon Communications                         80,889               2,878,839
Total                                                               9,026,178

Total common stocks
(Cost: $276,393,333)                                             $321,562,201

Other (--%)
Issuer                                         Shares                 Value(a)

OSI Pharmaceuticals
  Rights                                           32                      $4

Total other
(Cost: $--)                                                                $4

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
16 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Short-term securities (13.1%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (1.1%)
Federal Natl Mtge Assn Disc Nts
  03-09-05                2.27%            $1,500,000              $1,496,512
  03-16-05                2.29              1,800,000               1,794,985
  04-06-05                2.46                800,000                 796,458
Total                                                               4,087,955

Commercial paper (12.0%)
BNP Paribas
  02-01-05                2.49             10,400,000              10,399,281
Citigroup Global Markets Holdings
  02-01-05                2.50             10,000,000               9,999,306

Commercial paper (cont.)
Deutsche Bank Financial LLC
  02-01-05                2.44             13,900,000              13,899,059
HSBC Finance
  02-01-05                2.48             10,000,000               9,999,311
Total                                                              44,296,957

Total short-term securities
(Cost: $48,387,797)                                               $48,384,912

Total investments in securities
(Cost: $324,781,130)(g)                                          $369,947,117

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2005, the value of foreign securities represented 0.9% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      Type of security                                              Contracts
      Purchase contracts

      E-Mini S&P 500 Index, March 2005                                     66
      S&P 500 Index, March 2005                                             8

(e)   Identifies issues considered to be illiquid as to their marketability (see
      Note 1 to the financial statements). Information concerning such security holdings at Jan. 31, 2005, is as follows:

      Security                        Acquisition date                   Cost
      McLeodUSA Cl A Escrow               05-15-02                        $--

(f)   Negligible market value.

(g) At Jan. 31, 2005, the cost of securities for federal income tax purposes was $333,557,389 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 50,778,166
      Unrealized depreciation                                     (14,388,438)
                                                                  -----------
      Net unrealized appreciation                                $ 36,389,728
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
17 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP S&P 500 Index Fund

Jan. 31, 2005
Assets
Investments in securities, at value (Note 1)
     (identified cost $324,781,130)                                                                            $369,947,117
Cash in bank on demand deposit                                                                                       44,071
Capital shares receivable                                                                                           338,316
Dividends and accrued interest receivable                                                                           285,673
Receivable for investment securities sold                                                                           262,225
                                                                                                                    -------
Total assets                                                                                                    370,877,402
                                                                                                                -----------
Liabilities
Capital shares payable                                                                                              234,500
Accrued investment management services fee                                                                            7,248
Accrued distribution fee                                                                                              1,411
Accrued transfer agency fee                                                                                           5,682
Accrued administrative services fee                                                                                   2,416
Other accrued expenses                                                                                               62,310
                                                                                                                     ------
Total liabilities                                                                                                   313,567
                                                                                                                    -------
Net assets applicable to outstanding capital stock                                                             $370,563,835
                                                                                                               ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                       $    811,449
Additional paid-in capital                                                                                      382,858,568
Undistributed net investment income                                                                                 299,766
Accumulated net realized gain (loss) (Note 7)                                                                   (58,512,999)
Unrealized appreciation (depreciation) on investments (Note 5)                                                   45,107,051
                                                                                                                 ----------
Total -- representing net assets applicable to outstanding capital stock                                       $370,563,835
                                                                                                               ============
Net assets applicable to outstanding shares:                Class D                                            $ 69,204,754
                                                            Class E                                            $301,359,081
Net asset value per share of outstanding capital stock:     Class D shares                 15,205,187          $       4.55
                                                            Class E shares                 65,939,676          $       4.57
                                                                                           ----------          ------------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
18 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Statement of operations
AXP S&P 500 Index Fund

Year ended Jan. 31, 2005
Investment income
Income:
Dividends                                                                                                      $  7,549,384
Interest                                                                                                            312,044
Fee income from securities lending (Note 3)                                                                             616
                                                                                                                  ---------
Total income                                                                                                      7,862,044
                                                                                                                  ---------
Expenses (Note 2):
Investment management services fee                                                                                  933,587
Distribution fee -- Class D                                                                                         169,434
Transfer agency fee                                                                                                 606,841
Administrative services fees and expenses                                                                           319,791
Compensation of board members                                                                                         9,548
Custodian fees                                                                                                       79,551
Printing and postage                                                                                                 83,885
Registration fees                                                                                                    90,328
Licensing fees                                                                                                       40,846
Audit fees                                                                                                           19,500
Other                                                                                                                21,898
                                                                                                                     ------
Total expenses                                                                                                    2,375,209
     Expenses waived/reimbursed by AEFC (Note 2)                                                                   (745,839)
                                                                                                                   --------
                                                                                                                  1,629,370
     Earnings credits on cash balances (Note 2)                                                                      (1,921)
                                                                                                                   --------
Total net expenses                                                                                                1,627,449
                                                                                                                  ---------
Investment income (loss) -- net                                                                                   6,234,595
                                                                                                                  ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                                                             (16,813,201)
     Futures contracts                                                                                            1,022,695
                                                                                                                  ---------
Net realized gain (loss) on investments                                                                         (15,790,506)
Net change in unrealized appreciation (depreciation) on investments                                              30,106,275
                                                                                                                 ----------
Net gain (loss) on investments                                                                                   14,315,769
                                                                                                                 ----------
Net increase (decrease) in net assets resulting from operations                                                $ 20,550,364
                                                                                                               ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Statements of changes in net assets
AXP S&P 500 Index Fund

Year ended Jan. 31,                                                                       2005                      2004
Operations and distributions
Investment income (loss) -- net                                                     $   6,234,595              $  5,304,448
Net realized gain (loss) on investments                                               (15,790,506)                   89,377
Net change in unrealized appreciation (depreciation) on investments                    30,106,275               111,276,001
                                                                                       ----------               -----------
Net increase (decrease) in net assets resulting from operations                        20,550,364               116,669,826
                                                                                       ----------               -----------
Distributions to shareholders from:
     Net investment income
         Class D                                                                       (1,042,772)                 (710,198)
         Class E                                                                       (5,256,818)               (4,879,553)
                                                                                       ----------                ----------
Total distributions                                                                    (6,299,590)               (5,589,751)
                                                                                       ----------                ----------
Capital share transactions (Note 4)
Proceeds from sales
     Class D shares                                                                    16,252,134                15,544,084
     Class E shares                                                                    47,734,521                93,921,439
Reinvestment of distributions at net asset value
     Class D shares                                                                     1,042,772                   654,104
     Class E shares                                                                     5,256,818                 4,774,806
Payments for redemptions
     Class D shares                                                                   (21,032,589)              (18,493,842)
     Class E shares                                                                  (161,807,661)              (55,451,143)
                                                                                     ------------               -----------
Increase (decrease) in net assets from capital share transactions                    (112,554,005)               40,949,448
                                                                                     ------------                ----------
Total increase (decrease) in net assets                                               (98,303,231)              152,029,523
Net assets at beginning of year                                                       468,867,066               316,837,543
                                                                                      -----------               -----------
Net assets at end of year                                                           $ 370,563,835              $468,867,066
                                                                                    =============              ============
Undistributed net investment income                                                 $     299,766              $    403,020
                                                                                    -------------              ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Notes to Financial Statements

AXP S&P 500 Index Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). While the Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Fund offers Class D and Class E shares and are sold without a sales charge. Class E shares are only available to American Express brokerage accounts or qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, American Express Financial Corporation (AEFC) utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value (NAV). Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
21 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Illiquid securities

At Jan. 31, 2005, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2005 was $0. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

Option transactions

As part of its indexing strategy, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Futures transactions

As part of its indexing strategy, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
22 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $38,259 and accumulated net realized loss has been decreased by $38,259.

--------------------------------------------------------------------------------
23 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

Year ended Jan. 31,                            2005                    2004

Class D
Distributions paid from:
     Ordinary income                       $1,042,772                $710,198
     Long-term capital gain                        --                      --
Class E
Distributions paid from:
     Ordinary income                        5,256,818               4,879,553
     Long-term capital gain                        --                      --

At Jan. 31, 2005, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                    $    288,097
Accumulated long-term gain (loss)                                $(49,784,007)
Unrealized appreciation (depreciation)                           $ 36,389,728

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.24% to 0.21% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.080% to 0.065% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

--------------------------------------------------------------------------------
24 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class D $19.50

o  Class E $19.50

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class D shares.

For the year ended Jan. 31, 2005, AEFC and its affiliates waived certain fees and expenses to 0.62% for Class D and 0.38% for Class E. Of these waived fees and expenses, the transfer agency fees waived for Class D and Class E were $108,297 and $498,121, respectively, and the management fees waived at the Fund level were $139,421. In addition, AEFC and its affiliates have agreed to waive certain fees and expenses until Jan. 31, 2006. Under this agreement, net expenses will not exceed 0.64% for Class D and 0.39% for Class E of the Fund's average daily net assets.

Shares held in the Fund for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Fund and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 is charged and deducted from the shareholder's account.

During the year ended Jan. 31, 2005, the Fund's custodian and transfer agency fees were reduced by $1,921 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $22,144,895 and $168,174,912, respectively, for the year ended Jan. 31, 2005. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $616 for the year ended Jan. 31, 2005. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
25 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                Year ended Jan. 31, 2005
                                             Class D                 Class E
Sold                                        3,674,310              10,734,806
Issued for reinvested distributions           226,689               1,137,839
Redeemed                                   (4,785,910)            (36,640,721)
                                           ----------             -----------
Net increase (decrease)                      (884,911)            (24,768,076)
                                             --------             -----------

                                                Year ended Jan. 31, 2004
                                             Class D                 Class E
Sold                                        4,044,951              25,006,777
Issued for reinvested distributions           155,369               1,128,796
Redeemed                                   (4,978,115)            (13,936,120)
                                           ----------             -----------
Net increase (decrease)                      (777,795)             12,199,453
                                             --------              ----------

5. STOCK INDEX FUTURES CONTRACTS

At Jan. 31, 2005, investments in securities included securities valued at $3,912,312 that were pledged as collateral to cover initial margin deposits on 74 open purchase contracts. The notional market value of the open purchase contracts at Jan. 31, 2005 was $6,263,010 with a net unrealized loss of $58,936. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the year ended Jan. 31, 2005.

--------------------------------------------------------------------------------
26 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $49,784,007 at Jan. 31, 2005, that if not offset by capital gains will expire as follows:

             2009           2010          2011           2012           2013
          $2,387,603     $5,744,216    $9,288,103     $16,618,673    $15,745,412

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class D
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                             2005         2004         2003        2002       2001
Net asset value, beginning of period                                    $4.38        $3.31       $ 4.36       $5.30      $5.42
                                                                        -----        -----       ------       -----      -----
Income from investment operations:
Net investment income (loss)                                              .07          .04          .03         .02        .02
Net gains (losses) (both realized and unrealized)                         .17         1.07        (1.05)       (.91)      (.12)
                                                                        -----        -----       ------       -----      -----
Total from investment operations                                          .24         1.11        (1.02)       (.89)      (.10)
                                                                        -----        -----       ------       -----      -----
Less distributions:
Dividends from net investment income                                     (.07)        (.04)        (.03)       (.02)      (.01)
Distributions from realized gains                                          --           --           --        (.03)      (.01)
                                                                        -----        -----       ------       -----      -----
Total distributions                                                      (.07)        (.04)        (.03)       (.05)      (.02)
                                                                        -----        -----       ------       -----      -----
Net asset value, end of period                                          $4.55        $4.38       $ 3.31       $4.36      $5.30
                                                                        -----        -----       ------       -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $69          $70          $56         $38        $21
Ratio of expenses to average daily net assets(b),(c)                     .62%         .64%         .63%        .64%       .62%
Ratio of net investment income (loss) to average daily net assets       1.41%        1.13%        1.03%        .74%       .65%
Portfolio turnover rate (excluding short-term securities)                  6%           4%           9%         27%        82%
Total return                                                            5.43%       33.72%      (23.43%)    (16.74%)    (1.73%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class D would have been 0.82%, 0.69%, 0.84%, 0.97% and 1.18% for the years ended Jan. 31, 2005, 2004, 2003, 2002 and 2001, respectively.

--------------------------------------------------------------------------------
27 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Class E
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                             2005         2004         2003        2002       2001
Net asset value, beginning of period                                    $4.39        $3.32       $ 4.37       $5.31      $5.42
                                                                        -----        -----       ------       -----      -----
Income from investment operations:
Net investment income (loss)                                              .08          .05          .04         .03        .03
Net gains (losses) (both realized and unrealized)                         .18         1.07        (1.05)       (.91)      (.11)
                                                                        -----        -----       ------       -----      -----
Total from investment operations                                          .26         1.12        (1.01)       (.88)      (.08)
                                                                        -----        -----       ------       -----      -----
Less distributions:
Dividends from net investment income                                     (.08)        (.05)        (.04)       (.03)      (.02)
Distributions from realized gains                                          --           --           --        (.03)      (.01)
                                                                        -----        -----       ------       -----      -----
Total distributions                                                      (.08)        (.05)        (.04)       (.06)      (.03)
                                                                        -----        -----       ------       -----      -----
Net asset value, end of period                                          $4.57        $4.39       $ 3.32       $4.37      $5.31
                                                                        -----        -----       ------       -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                                  $301         $398         $261        $187        $87
Ratio of expenses to average daily net assets(b),(c)                     .38%         .39%         .38%        .39%       .35%
Ratio of net investment income (loss) to average daily net assets       1.64%        1.37%        1.30%        .98%      1.05%
Portfolio turnover rate (excluding short-term securities)                  6%           4%           9%         27%        82%
Total return                                                            5.90%       33.91%      (23.24%)    (16.55%)    (1.35%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class E would have been 0.56%, 0.44%, 0.59%, 0.72% and 0.73% for the years ended Jan. 31, 2005, 2004, 2003, 2002 and 2001, respectively.

--------------------------------------------------------------------------------
28 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

The board and shareholders

AXP MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP S&P 500 Index Fund (a series of AXP Market Advantage Series, Inc.) as of January 31, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2005, and the financial highlights for each of the years in the five-year period ended January 31, 2005. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP S&P 500 Index Fund as of January 31, 2005, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

March 21, 2005

--------------------------------------------------------------------------------
29 -- AXP S&P 500 INDEX FUND -- 2005 ANNUAL REPORT

PART C. OTHER INFORMATION

Item 22. Exhibits

(a)(1) Articles of Incorporation as amended on Jan. 16, 1990, filed as Exhibit 1 to Registration Statement No. 33-30770 are incorporated by reference.

(a)(2) Amendment to Articles of Incorporation, dated June 16, 1999, filed as Exhibit (a)(1) to Post-Effective Amendment No. 26 to Registration Statement No. 33-30770 is incorporated by reference.

(a)(3) Amendment to Articles of Incorporation, dated Nov. 14, 2002, filed on or about Jan. 21, 2003, as Exhibit (a)(3) to Post-Effective Amendment No. 28 to Registration Statement No. 33-30770, is incorporated by reference.

(b) By-laws as amended Jan. 11, 2001, filed as Exhibit (b) to Post-Effective Amendment No. 26 to Registration Statement No. 33-30770 is incorporated by reference.

(c)      Instruments Defining Rights of Security Holders: Not Applicable.

(d)(1) Investment Management Services Agreement between Registrant, on behalf of AXP Small Company Index Fund, and American Express Financial Corporation, dated Dec. 1, 2002, filed on or about Jan. 21, 2003, as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 28 to Registration Statement No. 33-30770, is incorporated by reference.

(d)(2) Investment Management Services Agreement between Registrant, on behalf of AXP S&P 500 Index Fund, and American Express Financial Corporation, dated September 9, 1999, is incorporated by reference to Exhibit
         (d)(3) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(d)(3) Amendment to Investment Management Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (d)(7) to AXP Growth Series, Inc. Post-Effective Amendment No.
         71  to  Registration   Statement  No.  2-38355,   is  incorporated  by
         reference. AXP S&P 500 Index Fund's Amendment to Investment Management Services Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(d)(4) Investment Management Services Agreement between Registrant, on behalf of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund, and American Express Financial Corporation, dated November 13, 2003, filed on or about Jan. 16, 2004, as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-30770 is incorporated by reference.

(e)(1) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc., Post-Effective Amendment No. 22 to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement for AXP Small Company Index Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(e)(2) Distribution Agreement between Registrant, on behalf of AXP S&P 500 Index Fund, and American Express Financial Advisors Inc., dated September 9, 1999, is incorporated by reference to Exhibit (e)(2) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(e)(3) Distribution Agreement between Registrant, on behalf of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and
         AXP Portfolio Builder Total Equity Fund, and American Express
         Financial Advisors Inc., dated November 13, 2003, filed on or about Jan. 16, 2004, as Exhibit (e)(3) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-30770 is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant, on behalf of IDS Small Company Index Fund, and American Express Trust Company, dated August 19, 1996, filed electronically as Exhibit 8(a) to Post-Effective Amendment No. 16 to Registration Statement No. 33-30770 is incorporated by reference.

(g)(2) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS
         International Fund, Inc.'s Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated herein by reference. Registrant's Custodian Agreement Amendment for AXP Small Company Index Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(g)(3) Custodian Agreement between Registrant, on behalf of AXP S&P 500 Index Fund, and American Express Trust Company, dated September 9, 1999, is incorporated by reference to Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(g)(4) Custodian Agreement between Registrant, on behalf of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund, and American Express Trust Company, dated November 13, 2003 filed on or about Jan. 16, 2004, as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-30770 is incorporated by reference.

(g)(5) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit
         (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(g)(6) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(7) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(8) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(9) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant, on behalf of IDS Small Company Index Fund, and American Express Financial Corporation, dated August 19, 1996, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 17 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(2) Administrative Services Agreement between Registrant, on behalf of AXP S&P 500 Index Fund, and American Express Financial Corporation, dated September 9, 1999, is incorporated by reference to Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(h)(3) Amendment to Administrative Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (h)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Registrant's Amendments to Administrative Services Agreements differ from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(4) Administrative Services Agreement between Registrant, on behalf of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund, and American Express Financial Corporation, dated November 13, 2003, filed on or about Jan. 16, 2004, as Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(5) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement for AXP Small Company Index Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(6) Class Y Shareholder Service Agreement between Registrant, on behalf of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund, and American Express Financial Advisors Inc. dated November 13, 2003 filed on or about
         Jan. 16, 2004, as Exhibit (h)(11) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(7) Plan and Agreement of Reorganization dated July 11, 2002, between AXP Total Stock Market Index Fund and AXP S&P 500 Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit (h)(14) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(8) Agreement and Plan of Reorganization dated July 11, 2002, between AXP Nasdaq 100 Index Fund and AXP S&P 500 Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit (h)(15) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(9) Plan of Liquidation, dated July 11, 2002, for AXP International Equity Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit (h)(16) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(10) Plan of Liquidation, dated January 8, 2004, for AXP Mid Cap Index Fund filed electronically on or about Jan. 27, 2005 as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(11) Transfer Agency Agreement, dated May 1, 2003, between Registrant on behalf of AXP S&P 500 Index Fund and AXP Small Company Index Fund, and American Express Client Service Corporation filed electronically on or about Nov. 7, 2003 as Exhibit (h)(12) to Post-Effective Amendment No. 30, to Registration Statement No. 33-30770, is incorporated by reference.

(h)(12) Transfer Agency Agreement, dated November 13, 2003, between Registrant, on behalf of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund, and American Express Client Service Corporation filed on or about
         Jan. 16, 2004, as Exhibit (h)(13) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(13) Amended and Restated Fee Waiver Agreement, dated February 1, 2005, between American Express Financial Corporation, American Express Client Service Corporation and AXP Small Company Index Fund, a series of AXP Market Advantage Series, Inc., is filed electronically herewith as Exhibit (h)(13).

(h)(14) Amended and Restated Fee Waiver Agreement, dated February 1, 2005, between American Express Financial Corporation, American Express Client Service Corporation and AXP S&P 500 Index Fund, a series of AXP Market Advantage Series, Inc., is filed electronically herewith as Exhibit
         (h)(14).

(h)(15) Amended and Restated Fee Waiver Agreement, dated February 1, 2005, between American Express Financial Corporation, American Express Client Service Corporation and AXP Market Advantage Series, Inc., on behalf of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund, is filed electronically herewith as Exhibit (h)(15).

(h)(16) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(17) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable

(l) Agreement made in consideration for providing initial capital between Registrant and IDS Financial Corporation filed as Exhibit 13 on
         March 1, 1990 to Pre-Effective Amendment No. 4 to Registration Statement No. 33-30770 is incorporated by reference.

(m)(1) Plan and Agreement of Distribution, dated July 1, 1999, between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc., Post-Effective Amendment No. 36 to Registration Statement File No. 2-72174 filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution for AXP Small Company Index Fund differs from the one incorporated by reference only by the fact that the Registrant is one executing party.

(m)(2) Plan and Agreement of Distribution between Registrant, on behalf of AXP S&P 500 Index Fund, and American Express Financial Advisors Inc., dated September 9, 1999, is incorporated by reference to Exhibit
         (m)(2) to Registrant's Post-Effective Amendment No. 23 filed on or about Oct. 14, 1999.

(m)(3) Plan and Agreement of Distribution for Class A, B and C shares dated Nov. 13, 2003 between Registrant, on behalf of AXP Portfolio Builder Conservative Fund, AXP Portfolio Builder Moderate Conservative Fund, AXP Portfolio Builder Moderate Fund, AXP Portfolio Builder Moderate Aggressive Fund, AXP Portfolio Builder Aggressive Fund and AXP Portfolio Builder Total Equity Fund, and American Express Financial Advisors Inc. filed on or about Jan. 16, 2004, as Exhibit (m)(4) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-30770 is incorporated by reference.

(n) Amended 18f-3 Plan, dated as of May 26, 2004, filed electronically on or about July 29, 2004 as Exhibit (n) to AXP Discovery Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(o)      Reserved.

(p)(1)   Code  of  Ethics  adopted  under  Rule  17j-1  for  Registrant   filed
         electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc.'s Post-Effective Amendment No. 42 to Registration Statement No. 2-93745 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated January 2005, filed electronically on or about January 27, 2005 as Exhibit (p)(2) to AXP Equity Series, Inc. Post-Effective Amendment No. 99 to Registration Statement No. 2-13188 is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated Nov. 11, 2004, filed electronically on or about Jan. 27, 2005 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 33-30770 is incorporated by reference.

(q)(2) Officers' Power of Attorney to sign amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-30770 on or about March 27, 2002 is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign amendments to this Registration Statement, dated September 17, 2002, filed electronically as Exhibit
         (q)(3) to Registrant's Post-Effective Amendment No. 28 to Registration Statement No. 33-30770 on or about Jan. 21, 2003 is incorporated by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 24. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 25.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  Director and Executive
                                Insurance Company                                         Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 AXP Financial Center    Director and President
                                Insurance Company            Minneapolis MN  55474

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management Group
and Asset Management Group
                                American Express Asset                                    Director and Senior Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing                                      Manager
                                Group LLC

                                American Express Asset                                    Director
                                Management International Inc.

John M. Baker                   American Express Financial                                Vice President - Chief Client
Vice President - Plan Sponsor   Advisors Inc.                                             Service Officer
Services
                                American Express Asset                                    Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555
                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Vice President-Insurance
                                Insurance Company                                         Products

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Kent M. Bergene
Vice President -
Pricing and Product
Development

Arthur H. Berman                American Enterprise Life                                  Director, Vice President - Finance
Senior Vice President and       Insurance Company
Chief Financial Officer
                                American Express                                          Senior Vice President
                                Financial Advisors Inc.

                                American Partners Life                                    Director and Vice President - Finance
                                Insurance Company

                                IDS Life Insurance                                        Director, Executive Vice
                                Company                                                   President - Finance

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Senior Vice President
and Treasurer                   Advisory Capital Strategies                               Treasurer
                                Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Quantitative                                     Treasurer
                                Equity (General Partner) LLC

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Vice President and Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                American Express Asset Management                         Treasurer
                                Group, Inc.

                                American Express Asset Management                         Treasurer
                                International, Inc.

                                American Express                                          Treasurer
                                Certificate Company

                                American Express Client                                   Treasurer
                                Service Corporation

                                American Express Corporation                              Treasurer

                                American Express Financial                                Director and Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President and Treasurer
                                Advisors Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                AMEX Assurance Company                                    Treasurer

                                Boston Equity General                                     Treasurer
                                Partner LLC

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and Treasurer
                                Development Corp.

                                Kenwood Capital                                           Treasurer
                                Management LLC

                                Threadneedle Asset Management                             Director
                                Holdings LTD

Robert C. Bloomer               American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

Leslie H. Bodell                American Express                                          Vice President - Technologies I
Vice President -                Financial Advisors Inc.
Technologies I

Randy L. Boser
Vice President -
Business Development

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - RL HR/US Retail
Vice President - Retail         Advisors Inc.
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman of the Board,
Director, Chairman of           Advisors Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer         Threadneedle Asset                                        Director and Chairman of the Board
                                Management Holdings LTD

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 American Express Financial                                Vice President - Employee
Vice President - Employee       Advisors Inc.                                             Communications
Communications

Paul James Dolan                American Express Financial                                Vice President - CAO Product Sales
Vice President -                Advisors Inc.
CAO Product Sales

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Benjamin R. Field               American Express                                          Vice President - Finance Education &
Vice President - Finance        Financial Advisors Inc.                                   Planning Services
Education & Planning
Services

Gordon M. Fines                 American Express Asset                                    Senior Vice President -
Vice President - Financial      Management Group Inc.                                     Growth Spectrum
Education & Planning
Services                        American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager I

Giunero Floro                   American Express                                          Vice President - Creative Services
Vice President - Creative       Financial Advisors Inc.
Services

Terrence J. Flynn               American Express                                          Vice President - Brokerage Clearing
Vice President - Brokerage      Financial Advisors Inc.                                   Operations
Clearing Operations
                                American Enterprise                                       President and Chief Executive Officer
                                Investment Services Inc.

                                American Express Client                                   Director and Senior Vice President -
                                Service Corporation                                       Clearing Operations

Jeffery P. Fox                  American Express                                          Vice President - Investment Accounting
Vice President -                Financial Advisors Inc.
Investment Accounting

Peter A. Gallus                 Advisory Capital Strategies                               President, Chief Operating Officer,
Vice President - Investment     Group Inc.                                                Chief Compliance Officer
Administration
                                Advisory Capital Partners LLC                             President, Chief Operating Officer,
                                                                                          Chief Compliance Officer
                                Advisory Convertible
                                Arbitrage LLC                                             President, Chief Operating Officer,
                                                                                          Chief Compliance Officer
                                Advisory Quantitative Equity
                                (General Partner) LLC                                     President, Chief Operating Officer,
                                                                                          Chief Compliance Officer

                                Advisory Select LLC                                       Vice President and Chief
                                                                                          Compliance Officer

                                American Express Financial                                Vice President - CAO - AEFA
                                Advisors Inc.                                             Investment Management

                                American Express Asset                                    Senior Vice President, Chief Operating
                                Management Group, Inc.                                    Officer and Assistant Treasurer

                                American Express Asset                                    Assistant Treasurer
                                Management International, Inc.

                                Boston Equity General                                     President, Chief Operating Officer,
                                Partner LLC                                               Chief Compliance Officer

                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Steven Guida                    American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Client                                   Director
                                Service Corporation

                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice President -         Advisors Inc.                                             President - Field Management
Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Fixed Income                                                             Investments
Investment Administration
Officer                         American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Fixed Income
                                Advisors Inc.                                             Investment  Administration Officer

                                American Partners Life       1751 AXP Financial Center    Vice President - Investments
                                Insurance Company            Minneapolis, MN  55474

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investments
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President -  U.S.
Senior Vice President -         Advisors Inc.                                             Advisor Group
U.S. Advisor Group

Henry Heitman
Vice President - Brokerage
Product Development

Nancy R. Hughes                 American Centurion Life                                   Assistant Vice President
Assistant Vice President        Assurance Company

                                American Enterprise Life                                  Assistant Vice President
                                Insurance Company

                                American Enterprise REO 1 LLC                             Assistant Vice President

                                American Express Certificate                              Assistant Vice President
                                Company

                                American Express Financial                                Assistant Vice President
                                Corporation

                                American Partners Life                                    Assistant Vice President
                                Insurance Company

                                IDS Life Insurance Company                                Assistant Vice President

                                IDS Life Insurance Company                                Assistant Vice President
                                of New York

                                IDS REO 1 LLC                                             Assistant Vice President

                                IDS REO 2 LLC                                             Assistant Vice President

Debra A. Hutchinson             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

Andrew A. Jackson               American Express Financial                                General Auditor
General Auditor                 Advisors Inc.

James M. Jensen                 American Express Financial                                Vice President - Compensation
Vice President - Advice and     Advisors Inc.                                             and Licensing Services
Retail Distribution Group,
Product, Compensation and       American Express Insurance                                Director, Vice President
Field Administration            Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.

Amy K. Johnson
Vice President -
Operations and
Compliance

Paul R. Johnston                American Centurion Life                                   Secretary
                                Assurance Company

                                American Enterprise                                       Secretary
                                Investment Services Inc.

                                American Enterprise Life                                  Secretary
                                Insurance Company

                                American Enterprise REO 1, LLC                            Secretary

                                American Express Asset Management                         Secretary
                                Group, Inc.

                                American Express Asset Management                         Secretary
                                International, Inc.

                                American Express Client                                   Secretary
                                Service Corporation

                                American Express Corporation                              Secretary

                                American Express Financial                                Secretary
                                Advisors Inc.

                                American Express Financial                                Secretary
                                Advisors Japan Inc.

                                American Express Financial                                Secretary
                                Corporation

                                American Express Insurance                                Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Secretary
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President, General Counsel
                                Casualty Insurance Agency                                 and Secretary

                                American Express Property                                 Secretary
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Secretary
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Secretary
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Express Trust Company                            Secretary

                                American Partners Life                                    Assistant General Counsel
                                Insurance Company                                         and Secretary

                                AMEX Assurance Company                                    Director, General Counsel and
                                                                                          Secretary

                                IDS Cable Corporation                                     Vice President and Secretary

                                IDS Cable II Corporation                                  Vice President and Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Life Insurance Company                                Assistant General Counsel
                                                                                          and Secretary

                                IDS Life Insurance Company                                Assistant General Counsel
                                of New York                                               and Secretary

                                IDS Management Corporation                                Vice President and Secretary

                                IDS Partnership Services                                  Vice President and Secretary
                                Corporation

                                IDS Property Casualty                                     Director, Vice President,
                                Insurance Company                                         General Counsel and Secretary

                                IDS Realty Corporation                                    Vice President and Secretary

                                IDS REO 1, LLC                                            Secretary

                                IDS REO 2, LLC                                            Secretary

                                Investors Syndicate                                       Secretary
                                Development Corp.

Nancy E. Jones                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Marketing
Marketing

William A. Jones                American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services
Distribution Services

Michelle M. Keeley              AMEX Assurance Company                                    Vice President-Investments
Senior Vice President -
Fixed Income & Kenwood          American Centurion Life                                   Vice President-Investments
Capital Management LLC          Assurance Company

                                American Enterprise Life                                  Vice President-Investments
                                Insurance Company

                                American Express                                          Director and Senior Vice President -
                                Asset Management                                          Fixed Income
                                Group, Inc.

                                American Express                                          Director
                                Asset Management
                                Group International Inc.

                                American Express                                          Vice President-Investments
                                Certificate Company

                                American Express Financial                                Senior Vice President-Fixed Income
                                Advisors Inc.

                                American Partners Life                                    Vice President-Investments
                                Insurance Company

                                IDS Life Insurance Company                                Vice President-Investments

                                IDS Life Insurance Company                                Vice President-Investments
                                of New York

                                Kenwood Capital Management LLC                            Manager

Claire Kolmodin                 American Express Financial                                Vice President - Strategic
Vice President - Strategic      Advisors Inc.                                             Initiatives
Initiatives

Christopher J. Kopka            Advisory Capital Partners LLC                             Money Laundering
Money Laundering                                                                          Prevention Officer
Prevention Officer
                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Quantitative                                     Money Laundering
                                Equity (General Partner) LLC                              Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise Life                                  Money Laundering
                                Insurance Company                                         Prevention Officer

                                American Express Asset Management                         Money Laundering
                                Group, Inc.                                               Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                American Express                                          Money Laundering
                                Certificate Company                                       Prevention Officer

                                American Express Client                                   Money Laundering
                                Service Corporation                                       Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Inc.                                             Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Japan Inc.                                       Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Texas Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Kentucky, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Maryland, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Mississippi, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Pennsylvania, Inc.

                                American Express Trust Company                            Money Laundering
                                                                                          Prevention Officer

                                American Partners Life                                    Money Laundering
                                Insurance Company                                         Prevention Officer

                                AMEX Assurance Company                                    Money Laundering
                                                                                          Prevention Officer

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable Corporation                                     Money Laundering
                                                                                          Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Money Laundering
                                                                                          Prevention Officer

                                IDS Insurance Agency of Utah Inc.                         Money Laundering
                                                                                          Prevention Officer

                                IDS Life Insurance Company                                Money Laundering
                                                                                          Prevention Officer

                                IDS Management Corporation                                Money Laundering
                                                                                          Prevention Officer

                                IDS Partnership Services                                  Money Laundering
                                Corporation                                               Prevention Officer

                                IDS Property Casualty                                     Money Laundering
                                Insurance Company                                         Prevention Officer

                                IDS Realty Corporation                                    Money Laundering
                                                                                          Prevention Officer

                                Investors Syndicate                                       Money Laundering
                                Development Corporation                                   Prevention Officer

Lori J. Larson                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Field Force Growth &
Field Force Growth &                                                                      Retention
Retention

Daniel E. Laufenberg            American Express Financial                                Vice President - Chief U.S. Economist
Vice President and Chief        Advisors Inc.
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President and General
Vice President and General      Advisors Inc.                                             Manager Platinum Active
Manager Platinum Financial                                                                Financial Services
Services

Catherine M. Libbe              American Express                                          Vice President - Marketing & Product
Vice President -                Financial Advisors Inc.                                   Retirement Services
Marketing  & Product
Retirement Services

Diane D. Lyngstad               American Express Financial                                Chief Financial Officer and Vice
Vice President - Comp           Advisors Inc.                                             President - Comp and Licensing Services
and Licensing Services
                                American Express Client                                   Director, Vice President and Chief
                                Service Corporation                                       Financial Officer

Thomas A. Mahowald              American Express Financial                                Vice President - Equity Research
Vice President - Equity         Advisors Inc.
Research

Timothy J. Masek                American Express Financial                                Vice President - Fixed Income Research
Vice President - Fixed          Advisors Inc.
Income Research

Mark T. McGannon                American Express Financial                                Vice President and
Vice President and              Advisors Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                American Express                                          Vice President - Lead Financial
Vice President -                Financial Advisors Inc.                                   Officer Finance
Lead Financial Officer
Finance                         Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Quantitative Equity                              Vice President and Chief Financial
                                (General Partner) LLC                                     Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management Group Inc.                                     Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management International Inc.                             Officer

                                American Express                                          Vice President and Chief Financial
                                Certificate Company                                       Officer

                                American Express Trust Company                            Director

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products

Penny J. Meier                  American Express Financial                                Vice President - Business
Vice President - Business       Advisors Inc.                                             Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                American Express                                          Director
                                Trust Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Holly Morris                    American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Technologies
Technologies

Rebecca A. Nash                 American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Insurance

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Insurance

Roger Natarajan                 American Enterprise Life                                  Director
Vice President - Finance        Insurance Company

                                American Express Financial                                Vice President - Finance
                                Advisors Inc.

                                American Partners Life                                    Director
                                Insurance Company

                                IDS Life Insurance Company                                Director

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Paul Pearson
Vice President - SPS
and External Products

Kristi L. Petersen              American Express Asset                                    Vice President and Assistant Secretary
Vice President - SPS and        Management Group Inc.
External Products
                                American Express Financial                                Vice President - One Account
                                Advisors Inc.                                             and Cash

                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Futures Corporation                                   Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Scott R. Plummer                American Centurion Life                                   38a-1 Chief Compliance Officer
Vice President -                Assurance Company
Asset Management
Compliance                      American Enterprise Life                                  38a-1 Chief Compliance Officer
                                Insurance Company

                                American Express Certificate                              38a-1 Chief Compliance Officer
                                Company

                                American Partners                                         38a-1 Chief Compliance Officer
                                Life Insurance Company

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer
                                of New York

Lisa Reitsma
Vice President - Finance
Emerging Technologies

Mark A. Riordan                 American Express                                          Vice President - Finance
Vice President - Finance        Financial Advisors Inc.                                   Emerging Technologies
Emerging Technologies

ReBecca K. Roloff               American Express Financial                                Senior Vice President - GFS
Senior Vice President -         Advisors Inc.
GFS

Andrew C. Schell                American Express Financial                                Vice President - Strategy
Vice President - Strategy       Advisors Inc.                                             and Planning
and Planning

Mark E. Schwarzmann             American Enterprise Life                                  Director, Chairman of the Board and
Senior Vice President -         Insurance Company                                         Chief Executive Officer
Insurance and Annuities
                                American Express Financial                                Senior Vice President - Insurance
                                Advisors Inc.                                             and Annuities

                                American Partners Life                                    Director, Chairman of the Board and
                                Insurance Company                                         Chief Executive Officer

                                IDS Life Insurance Company                                Director, Chairman of the Board and
                                                                                          Chief Executive Officer

Gary A. Scott                   American Express                                          Vice President - Client Acquisition
Vice President -                Financial Advisors Inc.                                   Marketing and Services
Client Acquisition
Marketing and Services

Kim M. Sharan
Senior Vice President
and Chief Marketing Officer

Jacqueline M. Sinjem            American Express Financial                                Vice President - Plan Sponsor
Vice President - Plan           Advisors Inc.                                             Services
Sponsor Services
                                American Express Trust                                    Vice President
                                Company

Peter L. Slattery               Advisory Select LLC                                       President and Chief Operating
Vice President - Marketing                                                                Officer
Officer Development
                                American Express Asset                                    Senior Vice President
                                Management Group Inc.

                                IDS Futures Brokerage                                     General Manager and Director
                                Group

                                IDS Futures Corporation                                   Vice President

Bridget M. Sperl                American Express Client                                   Director, Chairman of the Board;
Senior Vice President -         Service Corporation                                       President and Chief Executive Officer
Client Service
Organization                    American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Officer Development
Officer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Centurion Life                                   Vice President and Controller
Vice President -                Assurance Company
AEFA Controller
and Treasurer                   American Enterprise                                       Treasurer
                                Investment Services Inc.

                                American Enterprise Life                                  Vice President and Controller
                                Insurance Company

                                American Express                                          Vice President, Controller and
                                Certificate Company                                       Chief Accounting Officer

                                American Express                                          Vice President - AEFA Controller
                                Financial Advisors Inc.                                   and Treasurer

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company of New York

Caroline Stockdale-Boon         American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Human Resources
Human Resources

Jeffrey J. Stremcha             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

John T. Sweeney                 American Enterprise Investment                            Chief Financial Officer
Vice President - Lead           Services, Inc.
Financial Officer -
Products Group                  American Express Financial                                Vice President, Lead Financial
                                Advisors Inc.                                             Officer - Banking, Brokerage
                                                                                          and Managed Products

                                AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President and       Group Inc.
Chief Investment Officer
                                American Express Asset                                    Director, President and Chairman of
                                Management Group Inc.                                     the Board, Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing Group LLC                            Manager

                                Threadneedle Asset Management                             Director
                                Holdings

George F. Tsafaridis            American Express                                          Vice President - Quality & Service
Vice President -                Financial Advisors Inc.                                   Support
Quality & Service Support

Ramanathan Venkataramana        American Express Financial                                Vice President - Technologies III
Vice President -                Advisors Inc.
Technologies III

Peter S. Velardi                American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Andrew O. Washburn              American Express                                          Vice President - Marketing
Vice President -                Financial Advisors Inc.
Marketing

Beth E. Weimer                  American Express Financial                                Vice President and Chief
Vice President and              Advisors Inc.                                             Compliance Officer
Chief Compliance Officer
                                American Enterprise Life                                  Chief Compliance Officer
                                Insurance Company

                                American Express Client                                   Chief Compliance Officer
                                Service Corporation

                                IDS Life Insurance Company                                Chief Compliance Officer

Jeffery A. Williams             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Dianne L. Wilson                American Express                                          Vice President - Insurance Operations
Vice President -                Financial Advisors Inc.
Insurance Operations
                                Amex Assurance Company                                    Director and Senior Vice President

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                AMEX Assurance Company                                    Director and Senior Vice President

                                IDS Property Casualty Company                             Director and Senior Vice President

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President and Senior       Management Group Inc.
Portfolio Manager
                                American Express Financial                                Vice President and Equity
                                Advisors Inc.                                             Senior Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 26. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company; Advisory Hedged Opportunity Fund.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General               None
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -                None
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief                 None
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service               None
                                                        Development

         Timothy V. Bechtold                            Vice President -                       None
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President                  None

         Walter S. Berman                               Director and Senior Vice President     None

         Robert C. Bloomer                              Vice President - Technologies III      None

         Leslie H. Bodell                               Vice President - Technologies I        None

         Rob Bohli                                      Group Vice President -                 None
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -                 None
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund           None
                                                        Business Development

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - RL HR/US Retail       None

         James M. Cracchiolo                            Director, President, Chairman of       None
                                                        the Board and Chief Executive
                                                        Officer

         Colleen Curran                                 Vice President and                     None
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee              None
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -                 None
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial             None
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace              None
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior                None
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative              None
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage             None
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment            Treasurer
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -             None
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA            None
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -                 None
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         Diana T. Gossett                               Group Vice President -                 None
                                                        Great Plains

         John C. Greiber                                Group Vice President -                 None
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -                       None
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income          None
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -                       None
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -                None
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -                 None
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -                 None
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Debra A. Hutchinson                            Vice President - Technologies I        None

         Theodore M. Jenkin                             Group Vice President -                 None
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -                       None
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -                 None
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy E. Jones                                 Vice President - Advisor               None
                                                        Marketing

         William A. Jones                               Vice President - Technologies III      None

         John C. Junek                                  Senior Vice President and              None
                                                        General Counsel

         Ora J. Kaine                                   Vice President -                       None
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -                None
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic             None
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention            Non
                                                        Officer

         Mitre Kutanovski                               Group Vice President -                 None
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor               None
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President - Chief                 None
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General               None
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing             None
                                                        & Product Retirement Services

         Diane D. Lyngstad                              Chief Financial Officer and            None
                                                        Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research       None

         Timothy J. Masek                               Vice President -                       None
                                                        Fixed Income Research

         Frank A. McCarthy                              Vice President - External              None
                                                        Products Group and Personal
                                                        Trust Services

         Mark T. McGannon                               Vice President and General             None
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President and LFO                 None
                                                        Officer - Finance

         Dean O. McGill                                 Group Vice President -                 None
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and           None
                                                        Brokerage Products

         Penny J. Meier                                 Vice President - Business              None
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and              President
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -                None
                                                        Technologies

         Rebecca A. Nash                                Vice President - Service               Non
                                                        Operations

         Roger Natarajan                                Vice President - Finance               None

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -                 None
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage             None

         Michael J. O'Keefe                             Vice President -                       None
                                                        Advisory Business Systems

         Geoffery Oprandy                               Group Vice President - Southwest       None
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ  85028

         Kristi L. Petersen                             Vice President - ONE Account           None
                                                        and Cash

         John G. Poole                                  Group Vice President -                 None
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -                 None
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Michael J. Rearden                             Group Vice President -                 None
         1800 S. Pine Island Road, Suite 510            Southern Florida
         Plantation, FL  33324

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Mark A. Riordan                                Vice President - Finance               None
                                                        Emerging Technologies

         ReBecca K. Roloff                              Senior Vice President -                None
                                                        GFS

         Maximillian G. Roth                            Group Vice President -                 None
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy              None
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -                None
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client                None
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan                  None
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -                 None
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget M. Sperl                               Senior Vice President -                None
                                                        Client Service Organization

         Kathy Stalwick                                 Vice President                         None

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -                       None
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller       None
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -                None
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I        None

         John T. Sweeney                                Vice President, Lead Financial         None
                                                        Officer - Banking, Brokerage
                                                        and Managed Products

         Joseph E. Sweeney                              Senior Vice President,                 None
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President and              Board member and
                                                        Chief Investment Officer               Vice President

         George F. Tsafaridis                           Vice President - Quality &             None
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III      None

         Peter S. Velardi                               Senior Vice President -                None
                                                        Field Management

         Andrew O. Washburn                             Vice President -                       None
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and                     None
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance               None

         Jeffrey A. Williams                            Senior Vice President -                None
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -                None
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance             None
                                                        Operations

         Gayle W. Winfree                               Group Vice President -                 None
         1 Galleria Blvd. Suite 1900                    Delta States
         Metairie, LA  70001

         Michael D. Wolf                                Vice President - Equity Senior         None
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk      None
                                                        Management

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 26 (c).   Not Applicable.

Item 27.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 28.       Management Services

               Not Applicable.

Item 29.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Market Advantage Series, Inc., certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on the 29th day of March, 2005.


AXP MARKET ADVANTAGE SERIES, INC.



By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of March, 2005.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Patricia M. Flynn*                              Director
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

* Signed pursuant to Directors' Power of Attorney, dated Nov. 11, 2004, filed electronically on or about Jan. 27, 2005 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 33-30770, by:


/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 34 TO REGISTRATION STATEMENT NO. 33-30770


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

        The prospectuses for:
        AXP Portfolio Builder Conservative Fund
        AXP Portfolio Builder Moderate Conservative Fund
        AXP Portfolio Builder Moderate Fund
        AXP Portfolio Builder Moderate Aggressive Fund
        AXP Portfolio Builder Aggressive Fund
        AXP Portfolio Builder Total Equity Fund
        AXP Small Company Index Fund
        AXP S&P 500 Index Fund

Part B.

        Statements of Additional Information for:
        AXP Portfolio Builder Conservative Fund
        AXP Portfolio Builder Moderate Conservative Fund
        AXP Portfolio Builder Moderate Fund
        AXP Portfolio Builder Moderate Aggressive Fund
        AXP Portfolio Builder Aggressive Fund
        AXP Portfolio Builder Total Equity Fund
        AXP Small Company Index Fund
        AXP S&P 500 Index Fund

        Financial Statements.

Part C.

        Other information.

The signatures.